Semi-Annual
                                     Report

                                     Boston
                                      1784
                                      Funds
                                 [logo omitted]

                                 To Shareholders

                                November 30, 1997

TABLE OF CONTENTS
================================================================================

LETTER TO SHAREHOLDERS                                                         1

PERFORMANCE HIGHLIGHTS OF THE FUNDS                                            2

TERMS YOU NEED TO KNOW                                                         4

FUND OBJECTIVES                                                                5

INVESTMENT ADVISER'S REPORT                                                    6

FINANCIAL STATEMENTS                                                          10


================================================================================
BOSTON 1784 FUNDS:

[SQUARE BULLET]  ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

[SQUARE BULLET]  ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS
                 AFFILIATES;

[SQUARE BULLET]  ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY
                 OF ITS AFFILIATES;

[SQUARE BULLET]  INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
                 PRINCIPAL AMOUNT INVESTED.

BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER, CUSTODIAN AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. FINANCIAL SERVICES COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.
================================================================================

                                                               BOSTON 1784 FUNDS


LETTER TO SHAREHOLDERS
================================================================================

ALLEN CROESSMANN
MANAGING DIRECTOR
[PHOTOGRAPH OF ALLEN CROESSMANN OMITTED]

ROBERT NESHER
PRESIDENT
[PHOTOGRAPH OF ROBERT NESHER OMITTED]

We are pleased to provide you with this semi-annual report on Boston 1784 Funds. During the past six months, the Funds achieved a significant milestone: in July 1997, total assets in Boston 1784 Funds surpassed $7 billion, which placed the Funds among the 20 largest bank-managed fund families in the nation. As of November 30, 1997, more than 35,000 individual investors owned shares in Boston 1784 Funds.

Two recently introduced Funds helped support the growth of the Boston 1784 Funds family. In June 1997, we opened Boston 1784 Florida Tax-Exempt Income Fund. Boston 1784 Institutional Prime Money Market Fund was opened in November 1997. The Boston 1784 Funds family now totals seventeen funds.

While you will find more information on the performance of specific Boston 1784 Funds inside this report, we particularly want to highlight the results of several funds. Based on total return for the twelve months ended November 30, 1997:

[SQUARE BULLET] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND ranked 1st out of 74 funds in the Lipper Other States Intermediate Municipal Funds category.

[SQUARE BULLET] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND ranked 1st out of 10 funds in the Lipper Massachusetts Intermediate Municipal Funds category.

[SQUARE BULLET] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND ranked 2nd out of
                74 funds in the Lipper Other States Intermediate Municipal Funds category.

[SQUARE BULLET] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND ranked 5th out of
                141 funds in the Lipper Intermediate Bond Funds category.

[SQUARE BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND ranked 12th out of 137 funds in the Lipper Tax-Free Money Market Funds category.

Please keep in mind that past performance is no guarantee of future results. The Funds' total returns and resulting rankings reflect advisory fee waivers.

You can learn more about these Funds by calling 1-800-BKB-1784 to request a prospectus or by discussing them with your Investment Counselor. Also, as we approach 1998, this may be a good time to review your financial goals and investment approach with your Investment Counselor. If you do not have an Investment Counselor and would like an appointment with one, or if you have questions about your account, we invite you to call 1-800-BKB-1784, Monday through Friday from 8 a.m. to 8 p.m. and Saturday and Sunday from 9:00 a.m. to 4:00 p.m. (Eastern time). Of course, you can reach our automated system at 1-800-BKB-1784 24 hours a day.

We look forward to helping you meet your investing goals.

                  Sincerely,

                  /S/Signature            /S/Signature
                  Robert Nesher           Allen Croessmann
                  President               Managing Director, Investment Services
                  Boston 1784 Funds       BankBoston, N.A.

PERFORMANCE HIGHLIGHTS OF THE FUNDS
================================================================================

FOR THE PERIOD JUNE 1, 1997 THROUGH NOVEMBER 30, 1997

                                                                                                             INCOME
                                   TOTAL NET ASSETS  TOTAL RETURN(1)   NAV SHARE PRICE         YIELD      DISTRIBUTIONS
                                   ------------------------------------------------------------------------------------
                                       11-30-97                      11-30-97  HIGH   LOW  30-DAY  7-DAY       PER
                                     (IN MILLIONS)                                                            SHARE
-----------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------
Boston 1784 Tax-Free Money Market       $924.5           1.68%        $1.00   $1.00  $1.00   N/A    3.40%    $ 0.02

Boston 1784 U.S. Treasury Money Market   363.2           2.48          1.00    1.00   1.00   N/A    4.93       0.02

Boston 1784 Prime Money Market           136.7           2.55          1.00    1.00   1.00   N/A    5.10       0.03
-----------------------------------------------------------------------------------------------------------------------
BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------
Boston 1784 Short-Term Income           $188.8           3.83%       $10.07  $10.11  $9.98   5.59%  N/A      $ 0.28

Boston 1784 Income                       364.8           6.01         10.27   10.36   9.99   6.11   N/A        0.32

Boston 1784 U.S. Government
Medium-Term Income                       234.6           5.22          9.57    9.59   9.36   5.60   N/A        0.28
-----------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------
Boston 1784 Tax-Exempt
Medium-Term Income                      $276.3           5.27%       $10.37  $10.49 $10.18   4.47%  N/A       $0.24

Boston 1784 Connecticut
Tax-Exempt Income                        114.0           5.04         10.63   10.66  10.38   4.40   N/A        0.25

Boston 1784 Florida
Tax-Exempt Income(2)                      47.8           4.02         10.18   10.21  10.00   4.30   N/A        0.20

Boston 1784 Massachusetts
Tax-Exempt Income                        176.3           5.17         10.29   10.29  10.01   4.34   N/A        0.23

Boston 1784 Rhode Island
Tax-Exempt Income                         62.6           4.74         10.51   10.58  10.31   4.41   N/A        0.25
-----------------------------------------------------------------------------------------------------------------------
STOCK FUNDS
-----------------------------------------------------------------------------------------------------------------------
Boston 1784 Asset Allocation            $ 41.8          10.84%       $14.12  $14.87 $13.40   N/A    N/A      $ 0.19

Boston 1784 Growth and Income            509.4          11.25         19.10   19.99  17.43   N/A    N/A        0.06

Boston 1784 Growth                       293.0           9.68         12.59   14.75  12.20   N/A    N/A          --

Boston 1784 International Equity         448.2          (7.81)        12.03   14.10  11.87   N/A    N/A          --


PERFORMANCE DATA REPRESENT PAST RESULTS AND ARE NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELD FLUCTUATES. YIELD REFLECTS THE PORTFOLIO'S EARNING POWER, NET OF FUND EXPENSES. MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE IS NO ASSURANCE THAT THIS WILL BE SO ON A CONTINUING BASIS. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. TOTAL RETURN IS FOR THE PERIOD JUNE 30, 1997 TO NOVEMBER 30, 1997.

                                                               BOSTON 1784 FUNDS
TOTAL RETURNS FOR THE PERIOD
JUNE 1, 1997 - NOVEMBER 30, 1997
================================================================================

[BAR GRAPH OMITTED PLOT POINTS AS FOLLOWS:]


                                     TOTAL RETURNS FOR THE SIX MONTHS
BOSTON 1784 FUNDS                        ENDED NOVEMBER 30, 1997(1)
---------------------------------------------------------------------
TAX-FREE MONEY MARKET                              1.68%
U.S. TREASURY MONEY MARKET                         2.48%
PRIME MONEY MARKET                                 2.55%
SHORT-TERM INCOME                                  3.83%
INCOME                                             6.01%
U.S. GOVERNMENT MEDIUM-TERM INCOME                 5.22%
TAX-EXEMPT MEDIUM-TERM INCOME                      5.27%
CONNECTICUT TAX-EXEMPT INCOME                      5.04%
FLORIDA TAX-EXEMPT INCOME(2)                       4.02%
MASSACHUSETTS TAX-EXEMPT INCOME                    5.17%
RHODE ISLAND TAX-EXEMPT INCOME                     4.74%
ASSET ALLOCATION                                  10.84%
GROWTH AND INCOME                                 11.25%
GROWTH                                             9.68%
INTERNATIONAL EQUITY                             (7.81)%



(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2) FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. TOTAL RETURN IS FOR THE PERIOD JUNE 30, 1997 TO NOVEMBER 30, 1997.

TERMS YOU NEED TO KNOW
================================================================================

ADVISER is an organization employed by a mutual fund to give professional advice on the fund's investments and asset management practices (also called the investment adviser).

ASSETS are the investment holdings and cash owned by a mutual fund.

AVERAGE-WEIGHTED-MATURITY is an average of the maturity dates of the various securities in a mutual fund based on the dollar value of those securities. It is calculated by multiplying the market value of each portfolio security by the time remaining to its maturity, adding these calculations and then dividing the total by the market value of the portfolio.

BASIS POINT is one one-hundredth of a percentage point.

CAPITAL APPRECIATION is the increase in the market value of a mutual fund's securities, as reflected in the net asset value of the fund's shares. Capital appreciation (or growth) is a specific long-term objective of many mutual funds.

COUPON RATE is the stated interest rate on a bond.

DIVERSIFICATION is the practice of investing broadly across a number of securities to reduce risk; a hallmark of mutual fund investing.

DURATION is a weighted average term-to-maturity of a mutual fund security's cash flow.

EXPENSE RATIO is a fund's cost of doing business -- disclosed in the prospectus -- as a percent of its assets.

INCOME is the dividends, interest, and/or short-term capital gains paid to a mutual fund's shareholders. Income is earned on a fund's investment portfolio after deducting operating expenses.

INVESTMENT OBJECTIVE is the goal -- long-term capital growth or current income, for example -- that an investor and mutual fund pursue together.

LIQUIDITY is the ability to redeem (sell back) all or part of your mutual fund shares on any business day and receive the current value (which may be more or less than the original cost).

MANAGEMENT FEE is the amount paid by a mutual fund to the investment adviser for its services.

NET ASSET VALUE PER SHARE (NAV) is the market worth of one share of a mutual fund. This figure is derived by taking a fund's total assets -- securities, cash and any accrued earnings -- deducting liabilities, and dividing by the total number of shares outstanding.

PRINCIPAL is the basic amount of money you invest, not to be confused with reinvested dividends or capital gains.

TOTAL RETURN is the change in value of an investment from the beginning to the end of a period, assuming the reinvestment of all distributions. The calculation is based on a formula set by the Securities and Exchange Commission.

YIELD is the percentage rate at which a fund's portfolio earns income, based on a formula set by the Securities and Exchange Commission.

                                                               BOSTON 1784 FUNDS

FUND OBJECTIVES
================================================================================

MONEY MARKET FUNDS

[SQUARE BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND
                To preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax.

[SQUARE BULLET] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
                To preserve principal value and maintain a high degree of liquidity while providing current income.

[SQUARE BULLET] BOSTON 1784 PRIME MONEY MARKET FUND
                To preserve principal value and maintain a high degree of liquidity while providing current income.


BOND FUNDS

[SQUARE BULLET] BOSTON 1784 SHORT-TERM INCOME FUND
                To maximize current income. Preservation of capital is a secondary objective.

[SQUARE BULLET] BOSTON 1784 INCOME FUND
                To maximize current income. Preservation of capital is a secondary objective.

[SQUARE BULLET] BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
                Current income consistent with preservation of capital.


TAX-EXEMPT FUNDS

[SQUARE BULLET] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
                Current income, exempt from federal income tax, consistent with preservation of capital.

[SQUARE BULLET] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
                Current income, exempt from both federal and Connecticut personal income tax. Preservation of capital is a secondary objective.

[SQUARE BULLET] BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
                Current income exempt from federal income tax through Fund shares which are exempt from Florida intangible personal property tax. Preservation of capital is a secondary objective.

[SQUARE BULLET] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
                Current income, exempt from both federal and Massachusetts personal income tax, consistent with preservation of capital.

[SQUARE BULLET] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
                Current income, exempt from federal income tax, Rhode Island personal income tax and the Rhode Island business corporation tax. Preservation of capital is a secondary objective.


STOCK FUNDS

[SQUARE BULLET] BOSTON 1784 ASSET ALLOCATION FUND
                To achieve a favorable total rate of return through current income and capital appreciation consistent with preservation of capital, derived from investing in fixed income and equity securities.

[SQUARE BULLET] BOSTON 1784 GROWTH AND INCOME FUND
                Long-term growth of capital with a secondary objective of income.

[SQUARE BULLET] BOSTON 1784 GROWTH FUND
                To provide capital appreciation. Dividend income, if any, is incidental to this objective.

[SQUARE BULLET] BOSTON 1784 INTERNATIONAL EQUITY FUND
                Long-term growth of capital. Dividend income, if any, is incidental to this objective.

INVESTMENT ADVISER'S REPORT
================================================================================


EDWARD G. RILEY, JR.
CHIEF INVESTMENT OFFICER
[PHOTOGRAPH OF EDWARD G. RILEY, JR. OMITTED]

The fundamental strength of the U.S. economy and financial markets have been dramatically demonstrated over the past few months. The tidal wave of Asian financial turmoil did spread to Latin America, but thus far only ripples have reached U.S. shores.
   It may be worthwhile to begin with a look behind the headlines to see why U.S. investors have remained relatively unscathed. First, however, we must admit that the Asian picture is anything but sunny. South Korean stocks are at a 10-year low, down 61 percent from their peak. Thai stocks are at a 9-year low after a 77 percent decline. Japanese stocks have slipped to 10-year lows.
   These declines raise real concerns about the financial systems of important Asian countries because so many bank loans are secured by depreciating real estate and corporate securities. The risk has increased considerably in recent years as Japanese and Chinese banks in particular have provided capital to fuel the growth of Malaysia, Singapore, Thailand, Indonesia and, particularly, Hong Kong. Indeed, Japanese loans to Asian companies rose from $40 billion in 1994 to $265 billion in 1997, with $87 billion going to companies in Hong Kong. Chinese banks are currently burdened with $200 billion in non-performing loans -- five times the equity capital of all the banks in China. The consequences are evident perhaps in the collapse of leading financial institutions in Japan, the looming bankruptcies of former Asian corporate giants unable to obtain additional financing, and the potential for default by governments like South Korea.
   In a global economy, these developments are a source of concern worldwide. Yet their impact in the U.S. and Europe so far has not been nearly as significant as originally feared. Why have the U.S. financial markets been able to withstand these pressures? We believe that perhaps the most important reason is the steady, sustainable performance of the U.S. economy. Key sectors of the U.S. economy remain strong: auto sales, while not increasing, have remained firm and the housing sector continues to benefit from low interest rates. Consumer confidence is at an all time high. The government deficit is down. Furthermore, our financial system and institutions operate in a much more open and above-board manner than those in many Asian countries.
   Inflation, or the lack thereof, is at the root of U.S. financial health. The Consumer Price Index hovers in the 2 percent range, while inflation as measured by the Producer Price Index is virtually zero. We expect oil prices to fall in reaction to OPEC's authorization of a 10 percent production increase. The U.S. dollar is strong, which reduces the price of imports. Gold prices are at their lowest levels in a decade, also a deflationary development. Aging baby boomers in the U.S. are increasingly concerned with investing rather than spending, which reduces demand and upward pressure on prices.
   U.S. consumers and the economy are even likely to benefit -- at least temporarily -- from problems in Asia. At a time when global over-

                                                               BOSTON 1784 FUNDS


================================================================================

capacity was already increasing price competition, weakening currencies and deflation in Asia will reduce the price of imports even further and force U.S. companies to lower their own prices to compete.

DOW JONES INDUSTRIAL AVERAGE
NOVEMBER 30, 1996-NOVEMBER 30, 1997
[LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:]

MONTHS         INDEX LEVEL
------         -----------
11/96             6,381
12/96             6,540
1/97              6,850
2/97              7,000
3/97              6,520
4/97              7,160
5/97              7,430
6/97              7,890
7/97              8,030
8/97              7,820
9/97              8,030
10/97             7,580
11/97             7,823


STOCK MARKET REVIEW
   The Dow Jones Industrial Average closed at 7823 on November 30, 1997 compared to 7331 on May 31, 1997. Of course, this gain was achieved despite some significant bumps, most notably on Monday, October 27, when the Dow dropped more than 500 points.
   We note that while many institutional investors viewed the market drop as a signal to sell, many individuals saw it as a buying opportunity. Those who stayed invested in the stock market made back their losses, and those who invested on Tuesday, October 28 have seen a steady rise as the Dow approaches its old record level of 8200.
   The stock market remains strong for several reasons. We've discussed low inflation and low interest rates. Another important factor is strong liquidity: the high levels of cash that continue flowing into the stock market. Individual investors keep putting money into the stock market by investing in equity mutual funds. Inflows so far in 1997 have totaled $175 billion, ahead of last year's record pace. Furthermore,

INVESTMENTS IN EQUITY MUTUAL FUNDS
NOVEMBER 30, 1996-NOVEMBER 30, 1997
[LINE GRAPH OMITTED -- PLOT POINTS AS FOLLOWS:]

MONTHS    DOLLARS (IN TRILLIONS)
------    ----------------------
11/96              1.7
 1/97              1.8
 3/97              1.8
 5/97              2.0
 7/97              2.3
 9/97              2.3
11/97              2.3

INVESTMENT ADVISER'S REPORT
================================================================================

mergers, acquisitions and share buyback programs reduced the supply of stock by $9 billion in October alone. In other words, demand for stock is increasing as the supply decreases.
   As long as corporate earnings remain strong, the upward trend in stock prices is likely to continue. Recently, however, a number of major companies have announced earnings "surprises," and their share prices have declined significantly in the aftermath. There are signs that earnings may deteriorate in the year ahead, which could have a significant overall effect on the stock market.

BOND MARKET REVIEW
   At least for now, the problems in Asia are good news for U.S. interest rates in that they are likely to slow U.S. growth, which will keep inflation low and reduce the demand for credit still further. During the past six months, long-term interest rates dropped about a full percentage point -- from 7 percent to 6 percent -- which agrees with our projection for year-end 1997.
   Some have voiced concern that Japanese banks would sell their extensive holdings of U.S. Treasury securities in order to raise cash, a development that would push up interest rates. Since these securities are among the best-performing assets held by these banks, it is unlikely that they will choose to sell them. Instead, there is evidence of a "flight to quality" as global investors seek the safety of U.S. government securities. Keeping in mind that bond prices increase as interest rates decline, this trend is likely to push interest rates lower as global investors pay more for U.S. government securities.

30-YEAR TREASURY BOND
NOVEMBER 30, 1996-NOVEMBER 30, 1997
[LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

MONTHS     RATE
------     ----
11/96      6.48
 1/97      6.83
 3/97      6.93
 5/97      6.94
 7/97      6.51
 9/97      6.50
11/97      6.11

   Another force is also boosting demand for bonds: some institutional investors are selling stocks and equity mutual funds to preserve their profits as the stock markets grow more volatile. As a result, inflows into bond mutual funds are increasing at a rate of about $3 billion per month.

MONEY MARKET REVIEW
   During the six-month period ended November 30, 1997, money market rates have remained very stable with the Federal Funds rate at 5.50% since March 1997. With economic growth continuing at a slow and sustainable pace and no signs of inflation, it is unlikely that the Federal Reserve Board will increase short-

                                                               BOSTON 1784 FUNDS


================================================================================

term interest rates soon. Complicating the situation is the likely impact of any Federal Reserve Board increase on foreign exchange rates. Any increase would weaken Asian currencies in comparison to the U.S. dollar, further destabilizing the situation.
   One of the possible longer term results of the Asian crisis may even be a U.S. recession as imports increase, U.S. prices drop and exports to Asian markets decline. The Federal Reserve Board may actually be forced to reduce rates to avert such a slowdown, reducing the returns earned by money market investors.

OUTLOOK
   What do we foresee for 1998? At this point, interest rates -- both short- and long-term -- are likely to remain stable within a narrow band. Stocks may be a different story, particularly given increasing pressure on corporate earnings. Although U.S. financial markets have weathered the Asian storm well so far, we anticipate some negative impact in the year ahead. Specifically, we still believe that a correction in stock prices of 20% or so is likely within the next nine months. Such an adjustment is long overdue, but it should not deter any long-term investor with a sound, well-considered strategy.



/S/Signature

Edward G.Riley, Jr.
Chief Investment Officer
BankBoston, N.A.

FEDERAL FUNDS RATE
NOVEMBER 30, 1994-NOVEMBER 30, 1997
[LINE GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

MONTHS    RATE
------    ----
11/94     5.29
 5/95     6.01
11/95     5.80
 5/96     5.24
11/96     5.31
 5/97     5.50
11/97     5.50

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[PIE GRAPH OMITTED--PLOT POINTS AS FOLLOWS:]

GENERAL OBLIGATION BONDS                              9%
CASH EQUIVALENTS                                      3%
TAX-EXEMPT COMMERCIAL PAPER                           2%
OTHER REVENUE BONDS                                  24%
HOUSING BONDS                                         6%
INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS   16%
HEALTH CARE BONDS                                    16%
EDUCATION BONDS                                       7%
TRANSPORTATION BONDS                                  1%
UTILITY BONDS                                        16%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.7%
  ARIZONA -- 2.1%
   Pima County, Industrial
      Development Authority
      RB (A)
       3.900%, 12/03/97                                  $19,000         $19,000
                                                                         -------
  ARKANSAS -- 1.2%
   Arkansas State Development
      Finance Authority RB,
      Higher Education Capital
      Asset, FGIC (A) (B) (C)
       3.900%, 12/04/97                                    5,200           5,200
   Crossett, Pollution Control RB,
      LOC (A) (B)
       3.900%, 12/04/97                                    5,400           5,400
                                                                         -------
                                                                          10,600
                                                                         -------
  CALIFORNIA -- 1.6%
   California State Cash Reserve
      Program Authority RB,
      Series B, MBIA
       4.500%, 12/19/97                                    5,000           5,002

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State Health Facilities
      Authority RB, MBIA (A)
       3.700%, 12/03/97                                    $10,000       $10,000
                                                                         -------
                                                                          15,002
                                                                         -------
  COLORADO -- 7.5%
   Colorado State Health Facilities
      Authority RB, LOC (A)
       4.000%, 12/04/97                                     25,000        25,000
   Colorado State Health Facilities
      Authority RB, Sisters Charity
      Health, Series A, LOC (A)
       3.900%, 12/04/97                                     10,100        10,100
   Colorado State Health Facilities
      Authority RB, Sisters Charity
      Health, Series B, LOC (A) (B) (C)
       3.900%, 12/04/97                                     15,000        15,000
   Colorado State Health Facilities
      Authority RB, Sisters Charity
      Health, Series C, LOC (A) (B) (C)
       3.900%, 12/02/97                                      3,900         3,900
   Denver, Childrens Hospital
      Association RB, FGIC (A) (B) (C)
       4.000%, 12/03/97                                     15,100        15,100
                                                                         -------
                                                                          69,100
                                                                         -------
  CONNECTICUT -- 0.8%
   Clipper Connecticut Tax-Exempt
      Trust, Series 1995-1 (A) (B) (C)
       3.890%, 12/05/97                                      7,341         7,341
                                                                         -------
  DISTRICT OF COLUMBIA -- 2.3%
   District of Columbia TRAN, LOC
       4.500%, 09/30/98                                     14,000        14,070
   District of Columbia TRAN,
      Series C, LOC
       5.000%, 09/30/98                                      7,000         7,065
                                                                         -------
                                                                          21,135
                                                                         -------
  FLORIDA -- 1.5%
   Dade County, Housing Finance
      Authority RB, FNMA (A) (B) (C)
       3.850%, 12/03/97                                      3,900         3,900

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  FLORIDA (CONTINUED)
   Hillsborough County, Utility
      Bond, Tampa Electric Project,
      LOC (A) (B) (C)
       3.800%, 12/01/97                                  $10,000         $10,000
                                                                         -------
                                                                          13,900
                                                                         -------
  GEORGIA -- 1.0%
   Georgia State Municipal Electric
      Authority RB, Series B,
      LOC (A) (B) (C)
       3.900%, 12/03/97                                    7,000           7,000
   Georgia Tech Foundation
      Facility RB, Wardlaw Project,
      Series B, LOC (A) (B) (C)
       3.900%, 12/03/97                                    2,600           2,600
                                                                         -------
                                                                           9,600
                                                                         -------
  HAWAII -- 0.7%
   Hawaii State GO, FGIC
       4.250%, 10/01/98                                    6,750           6,776
                                                                         -------
  ILLINOIS -- 8.3%
   Chicago GO, LOC (A) (B) (C)
       3.650%, 02/05/98                                   25,000          25,000
   Chicago, Multi-Family Housing
       RB, Waveland Associates
       Project C, LOC (A) (B) (C)
       3.850%, 12/03/97                                   10,000          10,000
   Illinois State Development
      Finance Authority RB, Chicago
      Symphony Project, GOA (A)
       3.850%, 12/03/97                                   26,000          26,000
   Illinois State Educational Facilities
      Authority RB, Shedd Aquarium
      Society Project, Series B,
      LOC (B)
       3.850%, 05/20/98                                    6,000           6,000
   Lombard, Multi-Family Housing RB,
      Clover Creek Project, LOC (B) (C)
       3.800%, 12/15/97                                    9,880           9,880
                                                                         -------
                                                                          76,880
                                                                         -------

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  INDIANA -- 1.1%
   Mount Vernon, Pollution Control
      RB, Southern Indiana Gas &
      Electric Project, LOC (A) (B) (C)
       4.050%, 05/01/98                                  $10,135         $10,137
                                                                         -------
  IOWA -- 1.4%
   Iowa School Corporation BAN,
      Series B, FSA
       4.250%, 01/30/98                                   12,500          12,512
                                                                         -------
  KENTUCKY -- 0.8%
   Ashland, Pollution Control RB,
      Ashland Oil Project, LOC (A) (B) (C)
       3.750%, 12/04/97                                    3,500           3,500
   Boone County, Pollution Control
      RB, Cincinnati Gas & Electric
      Project, LOC (A) (B) (C)
       3.750%, 12/01/97                                    4,100           4,100
                                                                         -------
                                                                           7,600
                                                                         -------
  LOUISIANA -- 5.8%
   Ascension Parish, Pollution
      Control RB, Shell Oil Project,
      LOC (A) (B) (C)
       3.800%, 12/03/97                                    9,500           9,500
   De Soto Parish, Pollution Control
      RB, Central Louisiana Electric
      Company Project, Series A,
      LOC (A) (B) (C)
       3.850%, 12/03/97                                    5,110           5,110
   De Soto Parish, Pollution Control
      RB, Central Louisiana Electric
      Company Project, Series B,
      LOC (A)
       3.850%, 12/03/97                                   10,000          10,000
   Louisiana State BAN, Series A,
      ETM, FGIC
       6.000%, 12/03/97                                    5,520           5,565
   Louisiana State Offshore Terminal
      Authority RB, Deepwater Port
      Project, LOC (A) (B) (C)
       3.900%, 12/01/97                                   15,300          15,300

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
LOUISIANA (CONTINUED)
 Rapides Parish, Pollution Control
    RB, Central Louisiana Electric
    Company Project, LOC (A) (B) (C)
     3.850%, 12/03/97                                     $ 8,150        $ 8,150
                                                                         -------
                                                                          53,625
                                                                         -------
MAINE -- 0.9%
 Jay, Pollution Control RB, Solid
    Waste Disposal Project,
    AMT (A) (B) (C)
     4.200%, 12/01/97                                       8,000          8,000
                                                                         -------
MASSACHUSETTS -- 6.0%
 Massachusetts State Health &
    Educational Facilities
    Authority RB, FSA (A)
     3.650%, 12/03/97                                      10,000         10,000
 Massachusetts State Health &
    Educational Facilities Authority
    RB, Harvard University Issue,
    Series Q-1, LOC (A) (B) (C)
     3.700%, 12/04/97                                       8,000          8,000
 Massachusetts State Health &
    Educational Facilities Authority
    RB, MBIA (A)
     3.650%, 12/03/97                                       8,000          8,000
 Massachusetts State Housing
    Finance Authority RB, Family
    Housing Project A, FNMA (A)
     3.750%, 12/03/97                                       3,800          3,800
 Massachusetts State Industrial
    Finance Agency RB
     3.850%, 10/01/98                                       2,500          2,500
 Massachusetts State Industrial
    Finance Agency RB, Buckingham
    Brown Issue, LOC (A) (B) (C)
     3.850%, 12/04/97                                       6,000          6,000
 Massachusetts State Industrial
    Finance Agency RB, Eastern
    Nazarene College (A)
     3.800%, 12/03/97                                       1,735          1,735

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
 Massachusetts State Water
    Resource Authority RB,
    Series A, AMBAC (A)
     3.700%, 12/03/97                                     $ 5,100        $ 5,100
 Springfield, BAN
     4.250%, 11/20/98                                       8,000          8,030
 Springfield, GO, FSA
     4.500%, 09/01/98                                       2,440          2,452
                                                                         -------
                                                                          55,617
                                                                         -------
MICHIGAN -- 2.4%
 Detroit, Downtown Development
    Authority RB, Millender Center
    Project, LOC (A) (B) (C)
     4.400%, 12/04/97                                      12,000         12,000
 Grand Rapids, Economic
    Development RB, Amway
    Hotel Project, Series A,
    LOC (A) (B) (C)
     3.950%, 12/03/97                                       9,800          9,800
                                                                         -------
                                                                          21,800
                                                                         -------
MINNESOTA -- 0.5%
 Minnesota State School District
    COP, Series B
     3.850%, 09/03/98                                       5,000          5,000
                                                                         -------
MISSISSIPPI -- 1.2%
 Jackson County, Pollution
    Control Authority RB, Chevron
    USA Project, LOC (A) (B) (C)
     3.850%, 12/01/97                                      10,650         10,650
                                                                         -------
MISSOURI -- 2.0%
 Kansas City, Industrial
    Development Authority RB,
    MBIA (A) (B) (C)
     3.900%, 12/01/97                                       7,200          7,200
 Kansas City, Industrial
    Development Authority RB,
    Resh Health Services System
    Project, MBIA (A) (B) (C)
     3.900%, 12/01/97                                       4,800          4,800

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MISSOURI (CONTINUED)
 Missouri State Health &
    Educational Facilities Authority
    RB, Christian Health Services,
    Series B, LOC (A) (B) (C)
     3.850%, 12/03/97                                      $ 6,150       $ 6,150
                                                                         -------
                                                                          18,150
                                                                         -------
NEBRASKA -- 2.2%
 Omaha, Public Power
    Distribution RB, Series A
     3.750%, 02/01/98                                       20,000        20,003
                                                                         -------
NEW HAMPSHIRE -- 3.4%
 New Hampshire State Health &
    Higher Education Facilities
    Authority RB, Mary Hitchcock
    Project, Series 85-D, FGIC (A) (B) (C)
     3.850%, 12/03/97                                       12,600        12,600
 New Hampshire State Health &
    Higher Education Facilities
    Authority RB, Mary Hitchcock
    Project, Series 85-H, FGIC (A) (B) (C)
    3.850%, 12/03/97                                         9,600         9,600
 New Hampshire State Health &
    Higher Education Facilities
    Authority RB, St. Paul's School
    Project, LOC (A) (B) (C)
     3.850%, 12/04/97                                        3,200         3,200
 New Hampshire State Health &
    Higher Education Facilities
    Authority RB, Veterans Hospital
    Administration, New England
    Project, Series C, AMBAC (A) (B) (C)
     3.900%, 12/03/97                                        4,000         4,000
 New Hampshire State Health &
    Higher Education Facilities
    Authority RB, Veterans Hospital
    Administration, New England
    Project, Series F, AMBAC (A) (B) (C)
     3.900%, 12/03/97                                        2,000         2,000
                                                                         -------
                                                                          31,400
                                                                         -------

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
NEW JERSEY -- 3.3%
 Essex County BAN, Series A
     4.250%, 08/07/98                                     $ 8,120        $ 8,136
 Pleasantville School District GO
     4.250%, 08/28/98                                      22,500         22,561
                                                                         -------
                                                                          30,697
                                                                         -------
NEW YORK -- 9.2%
 Erie County RAN, LOC
     4.500%, 10/29/98                                       9,000          9,054
 Nassau County GO, Series A
     4.250%, 03/10/98                                      15,000         15,016
 New York State, Local Government
    Assistance Corporation RB,
    LOC (A) (B) (C)
     3.850%, 12/03/97                                      23,770         23,770
 New York State, Local Government
    Assistance Corporation RB,
    Series B, LOC (A) (B) (C)
     3.850%, 12/03/97                                      12,500         12,500
 New York State Municipal Water
    Finance Authority RB, Series G,
    FGIC (A) (B) (C)
     3.900%, 12/01/97                                      24,400         24,400
                                                                         -------
                                                                          84,740
                                                                         -------
NORTH CAROLINA -- 2.8%
 Wake County, Industrial Facilities
    & Pollution Control RB, Carolina
    Power & Light Project,
    Series B, LOC (A) (B) (C)
     4.350%, 12/03/97                                      16,100         16,100
 Wake County, Industrial Facilities
    & Pollution Control RB,
    Carolina Power & Light Project,
    Series C, LOC (A) (B) (C)
     4.350%, 12/03/97                                       9,800          9,800
                                                                         -------
                                                                          25,900
                                                                         -------
OHIO -- 2.4%
 Columbus, Sewer Authority
    RB (A) (B) (C)
     3.800%, 12/04/97                                      11,600         11,600

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
OHIO (CONTINUED)
 Cuyahoga County Hospital RB,
    MBIA (B) (C)
     6.000%, 02/15/98                                     $10,200        $10,447
                                                                         -------
                                                                          22,047
                                                                         -------
OKLAHOMA -- 0.7%
 Oklahoma State Water Resource
    Board RB, AMBAC (B) (C)
     3.750%, 03/02/98                                       6,600          6,600
                                                                         -------
OREGON -- 0.2%
 Portland, Terminal Facilities RB,
    Union Pacific Railroad Company
    Project, LOC (B) (C)
     3.900%, 12/01/97                                       2,300          2,300
                                                                         -------
PENNSYLVANIA -- 0.6%
 Pennsylvania State TRAN,
    Temple University Funding
    Obligation, LOC
     4.750%, 05/18/98                                       5,500          5,521
                                                                         -------
RHODE ISLAND -- 0.5%
 Rhode Island State Resource
    Recovery RB, Series A
     4.250%, 07/31/98                                       5,000          5,009
                                                                         -------
SOUTH CAROLINA -- 1.1%
 Piedmont, Municipal Power
    Agency RB, MBIA (A)
     3.850%, 12/02/97                                      10,100         10,100
                                                                         -------
SOUTH DAKOTA -- 1.3%
 South Dakota State Housing
    Development Authority RB,
    Series B
     3.750%, 03/26/98                                      12,150         12,150
                                                                         -------
TENNESSEE -- 0.6%
 Nashville & Davidson Counties,
    Health & Educational Facilities
    Authority RB, Vanderbilt
    University (B) (C)
     3.650%, 01/15/98                                       5,500          5,500
                                                                         -------

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TEXAS -- 5.2%
 Brazos, Industrial Development RB,
    Badische Corporate Port
    Authority, LOC (A) (B) (C)
     3.650%, 12/01/97                                      $ 6,300       $ 6,300
 Grand Prairie, Housing Finance
    Authority RB, Lincoln Property
    Project, LOC (A) (B) (C)
     3.950%, 12/03/97                                        5,000         5,000
 Grand Prairie, Housing Finance
    Authority RB, Winridge Grand
    Prairie Project, LOC (A) (B) (C)
     3.950%, 12/03/97                                        7,200         7,200
 Grapevine, Industrial Development
    Authority RB, LOC (A) (B) (C)
     3.950%, 12/04/97                                        2,500         2,500
 Harris County, Toll Road RB,
    Series F, LOC (A) (B) (C)
     3.800%, 12/03/97                                        5,500         5,500
 Northside, Independent School
    District, Public Property
    Financial Contract GO
     4.000%, 02/15/98                                        1,400         1,401
 Texas State TRAN, Series A
     4.750%, 08/31/98                                       20,000        20,133
                                                                         -------
                                                                          48,034
                                                                         -------
UTAH -- 1.2%
 Utah State Board Student Loan
 RB, Series B, AMBAC (A) (B) (C)
     3.900%, 12/03/97                                        4,400         4,400
 Utah State Intermountain Power
 Agency RB, Series E, LOC (A) (B) (C)
     3.750%, 12/04/97                                        7,000         7,000
                                                                         -------
                                                                          11,400
                                                                         -------
VERMONT -- 0.6%
 Vermont State Health & Educational
    Facilities Authority RB, Series D,
    AMBAC (A) (B) (C)
     3.900%, 12/03/97                                        5,900         5,900
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  VIRGINIA -- 1.2%
   Fairfax, Industrial Development
      Authority RB
       3.850%, 12/03/97                                   $ 10,800       $10,800
                                                                         -------
  WASHINGTON -- 3.4%
   Port Anacortes, Industrial
      Development Authority RB,
      Texaco Project
       3.750%, 12/03/97                                     15,000        15,000
   Washington State Health Care
      Facilities Authority RB, Sisters
      of Providence Project, Series C,
      LOC (A) (B) (C)
       3.900%, 12/01/97                                     16,700        16,700
                                                                         -------
                                                                          31,700
                                                                         -------
  WISCONSIN -- 1.8%
   Germantown, School District GO
       4.250%, 04/01/98                                      3,480         3,481
   Milwaukee, Technical College
      District GO, Series A
       4.700%, 06/01/98                                      3,255         3,268
   Pleasant Prairie, Industrial
      Development Authority RB,
      Wisconsin Electric Power Project,
      LOC (A) (B) (C)
       3.950%, 12/04/97                                      9,000         9,000
   Racine GO, Series B
       3.700%, 12/15/97                                      1,165         1,165
                                                                         -------
                                                                          16,914
                                                                         -------
  WYOMING -- 2.9%
   Albany County, Pollution Control
      RB, Union Pacific Railroad
      Project, LOC (B) (C)
       3.900%, 12/01/97                                      2,200         2,200
   Uinta County, Pollution Control
      RB, Chevron USA Project,
      LOC (A) (B) (C)
       3.850%, 12/01/97                                     25,050        25,050
                                                                         -------
                                                                          27,250
                                                                         -------
TOTAL MUNICIPAL BONDS
   (Cost $866,390)                                                       866,390
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
TAX-EXEMPT MUNICIPAL TRUST CERTIFICATES -- 2.1%
   Koch Financial Corporation,
      Series 1997-1, Class A-1
       4.100%, 05/06/98                                      $ 2,008     $ 2,008
   Koch Financial Corporation,
      Series 1997-2, Class A-1
       3.900%, 10/06/98                                       17,686      17,686
                                                                         -------
TOTAL TAX-EXEMPT MUNICIPAL TRUST CERTIFICATES
   (Cost $19,694)                                                         19,694
                                                                         -------

CASH EQUIVALENTS -- 1.2%
   Clipper Blue Tax-Exempt Trust,
      Series 1994-1, Class A (A) (B) (C)
       4.490%, 12/05/97                                        2,541       2,541
   Clipper Blue Tax-Exempt Trust,
      Series 1995-1, Class A (A) (B) (C)
       4.290%, 12/05/97                                        3,385       3,385
   Clipper Blue Tax-Exempt Trust,
      Series 1995-2 (A) (B) (C)
       4.290%, 12/05/97                                        4,911       4,911
                                                                         -------
TOTAL CASH EQUIVALENTS
   (Cost $10,837)                                                         10,837
                                                                         -------

REPURCHASE AGREEMENT -- 2.7%
   Paine Webber
      5.690%, dated 11/28/97,
      matures 12/01/97, repurchase
      price $24,410,490 (collateralized
      by U.S. Treasury Notes:
      total market value
      $24,894,284)                                            24,399      24,399
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $24,399)                                                         24,399
                                                                         -------
TOTAL INVESTMENTS -- 99.7%
   (Cost $921,320)                                                       921,320
                                                                         -------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-FREE MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                              $  3,174
                                                                       --------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 924,632,148
   outstanding shares of beneficial interest                            924,632
Distributions in excess of net
   investment income                                                         (2)
Accumulated net realized loss
   on investments                                                          (136)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $924,494
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $1.00
                                                                       ========

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

(B) MANDATORY PUT OR PRE-REFUNDED FEATURE EXISTS REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.

(C) THE DATE SHOWN ON THE STATEMENT OF NET ASSETS IS THE LESSER OF THE PUT, PRE-REFUNDED OR NEXT SCHEDULED RESET DATE.

AMT--ALTERNATIVE MINIMUM TAX

BAN--BOND ANTICIPATION NOTE

COP--CERTIFICATES OF PARTICIPATION

ETM--ESCROWED TO MATURITY

GO--GENERAL OBLIGATION

GOA--GENERAL OBLIGATION OF AUTHORITY

LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.

RAN--REVENUE ANTICIPATION NOTE

RB--REVENUE BOND

TRAN--TAX AND REVENUE ANTICIPATION NOTE

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION

FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA--FINANCIAL SECURITY ASSURANCE

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

U.S. TREASURY OBLIGATIONS               15%
U.S. GOVERNMENT AGENCY OBLIGATIONS      34%
CASH EQUIVALENTS                        51%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.3%
   U.S. Treasury Bills (A)
       5.130%, 12/11/97                                     $ 3,000     $  2,996
       5.509%, 02/05/98                                         500          495
       5.729%, 03/05/98                                       5,000        4,929
       5.865%, 05/28/98                                       8,000        7,781
   U.S. Treasury Notes
       5.250%, 12/31/97                                       5,000        4,999
       5.000%, 01/31/98                                       5,350        5,345
       6.125%, 05/15/98                                       6,000        6,013
       6.000%, 05/31/98                                       6,000        6,013
       5.250%, 07/31/98                                       2,500        2,495
       6.250%, 07/31/98                                       6,750        6,779
       6.125%, 08/31/98                                       4,000        4,014
                                                                        --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $51,859)                                                         51,859
                                                                        --------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.8%
   Federal Farm Credit Bank
      Discount Note (A)
       5.683%, 01/16/98                                       3,800        3,773


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Federal Home Loan Bank
       5.725%, 02/05/98                                   $  3,000       $ 3,001
       6.020%, 04/15/98                                      1,500         1,499
       6.185%, 04/21/98                                      2,500         2,500
       5.450%, 05/28/98                                      6,000         5,994
       6.000%, 06/23/98                                      2,250         2,250
   Federal Home Loan Bank (B)
       5.493%, 12/02/97                                      3,200         3,200
   Federal Home Loan Mortgage
      Corporation Discount Notes (A)
       5.546%, 12/01/97                                      4,000         4,000
       5.552%, 12/01/97                                      5,500         5,500
       5.544%, 12/05/97                                      5,200         5,197
       5.549%, 12/05/97                                      5,000         4,997
       5.578%, 12/08/97                                      4,350         4,345
       5.587%, 12/11/97                                      5,500         5,492
       5.661%, 01/14/98                                      4,000         3,973
       5.675%, 01/23/98                                      2,500         2,480
   Federal National Mortgage
      Association (B)
       5.360%, 12/14/97                                      1,850         1,848
   Federal National Mortgage
      Association Discount Notes (A)
       5.550%, 12/12/97                                      3,500         3,494
       5.592%, 01/15/98                                      2,000         1,986
       5.626%, 01/21/98                                      7,000         6,946
       5.646%, 01/22/98                                      5,500         5,456
       5.633%, 02/04/98                                      5,000         4,950
       6.070%, 04/23/98                                      3,000         2,999
   Student Loan Marketing
      Association (B)
       5.473%, 12/02/97                                     14,373        14,365
       5.483%, 12/02/97                                     11,600        11,592
       5.493%, 12/02/97                                      1,100         1,100
       5.528%, 12/02/97                                      2,500         2,500
                                                                        --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $115,437)                                                       115,437
                                                                        --------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 U.S. TREASURY MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 48.2%
   CS First Boston
      5.650%, dated 11/28/97,
      matures 12/01/97,
      repurchase price $10,004,708
      (collateralized by
      U.S. Treasury Bonds:
      total market value
      $10,080,103)                                        $10,000        $10,000
   Goldman Sachs
      5.450%, dated 11/28/97,
      matures 12/01/97,
      repurchase price $38,017,258
      (collateralized by
      U.S. Treasury Instruments:
      total market value
      $38,760,042)                                         38,000         38,000
   Greenwich Capital
      5.710%, dated 11/28/97,
      matures 12/01/97,
      repurchase price $41,097,175
      (collateralized by
      U.S. Treasury Instruments:
      total market value
      $41,881,866)                                         41,078         41,078
   HSBC Securities
      5.680%, dated 11/28/97,
      matures 12/01/97,
      repurchase price
      $10,004,733 (collateralized
      by U.S. Treasury Bonds:
      total market value
      $10,205,256)                                         10,000         10,000


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   J.P. Morgan
      5.690%, dated 11/28/97,
      matures 12/01/97,
      repurchase price $38,018,018
      (collateralized by
      U.S. Treasury Instruments:
      total market value
      $38,760,001)                                        $38,000      $  38,000
   Prudential Securities
      5.700%, dated 11/28/97,
      matures 12/01/97,
      repurchase price $38,018,050
      (collateralized by
      U.S. Treasury Instruments:
      total market value
      $38,765,143)                                         38,000         38,000
                                                                       ---------

TOTAL REPURCHASE AGREEMENTS
   (Cost $175,078)                                                       175,078
                                                                       ---------

TOTAL INVESTMENTS -- 94.3%
   (Cost $342,374)                                                       342,374
                                                                       ---------

OTHER ASSETS AND LIABILITIES,
   NET -- 5.7%                                                            20,856
                                                                       ---------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 363,217,710
   outstanding shares of beneficial interest                           $ 363,218
Undistributed net investment income                                            9
Accumulated net realized gain
   on investments                                                              3
                                                                       ---------
TOTAL NET ASSETS -- 100.0%                                              $363,230
                                                                       =========


--------------------------------------------------------------------------------
DESCRIPTION                                                              VALUE
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                              $1.00
                                                                       =========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

U.S. GOVERNMENT AGENCY OBLIGATIONS      15%
CASH EQUIVALENTS                        20%
COMMERCIAL PAPER                        35%
CORPORATE BONDS                         15%
MUNICIPAL BONDS                         15%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 36.3%
  ASSET-BACKED -- 14.6%
   Barton Capital (A)
       5.795%, 01/16/98                                  $ 5,000         $ 4,963
   Corporate Receivable (A)
       5.797%, 01/08/98                                    5,000           4,970
   Greenwich Funding (A)
       5.608%, 01/06/98                                    5,000           4,972
   Receivables Capital (A)
       5.589%, 12/11/97                                    5,000           4,992
                                                                         -------
                                                                          19,897
                                                                         -------
  FINANCIAL SERVICES -- 16.4%
   Alpine Securitization (A)
       5.590%, 12/11/97                                    5,000           4,992
   Clipper Receivable (A)
       5.608%, 12/19/97                                    5,000           4,986
   Credit Suisse First Boston (A)
       5.768%, 01/23/98                                    5,000           4,958
   General Motors Acceptance (A)
       5.766%, 01/07/98                                    2,500           2,485
   Merrill Lynch (A)
       5.571%, 12/10/97                                    5,000           4,993
                                                                         -------
                                                                          22,414
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MUNICIPALS -- 5.3%
   Dekalb County, Georgia,
      Emory University (A)
       5.700%, 01/06/98                                  $ 4,200         $ 4,200
   New York City, New York (A)
       5.870%, 02/03/98                                    1,500           1,500
   New York City, New York,
      FGIC (A)
       5.700%, 01/06/98                                    1,600           1,600
                                                                         -------
                                                                           7,300
                                                                         -------
TOTAL COMMERCIAL PAPER
   (Cost $49,611)                                                         49,611
                                                                         -------

CORPORATE BONDS -- 15.5%
   Chrysler Financial MTN
       5.720%, 03/11/98                                    2,500           2,498
       7.320%, 03/30/98                                    1,900           1,907
   Community Health System,
      LOC (B)
       5.850%, 12/03/97                                    1,050           1,050
   First Fidelity Bancorp
       8.500%, 04/01/98                                    5,000           5,038
   Ford Capital
       9.375%, 01/01/98                                    2,000           2,005
   Ford Motor Credit MTN
       9.300%, 02/10/98                                    1,000           1,006
   General Electric Capital MTN
       6.430%, 08/24/98                                      650             652
   General Motors Acceptance MTN
       7.625%, 02/27/98                                    2,425           2,435
   International Business
      Machines MTN
       5.650%, 01/22/98                                      500             500
   Mellon Financial
       6.500%, 12/01/97                                    2,875           2,875
   Norwest Financial
       5.500%, 04/15/98                                      500             499
   PepsiCo
       6.125%, 01/15/98                                      750             750
                                                                         -------
TOTAL CORPORATE BONDS
   (Cost $21,215)                                                         21,215
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.8%
   Federal Home Loan Bank
       5.670%, 03/05/98                                     $ 4,000    $  4,000
       6.000%, 06/23/98                                       5,000       5,002
       5.825%, 11/12/98                                       5,000       5,001
   Federal National Mortgage
      Association
       8.550%, 12/10/97                                       3,000       3,002
       9.550%, 12/10/97                                         525         526
   Student Loan Marketing
      Association
       5.710%, 02/19/98                                       4,000       4,000
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $21,531)                                                        21,531
                                                                       --------

MUNICIPAL BONDS -- 15.6%
   Barton Healthcare (B)
       5.700%, 12/03/97                                       1,000       1,000
   Catholic Health Initiatives (B)
       5.750%, 12/02/97                                       5,000       5,000
   Illinois State Student Assistance
      RB, LOC (B)
       5.710%, 12/03/97                                       5,000       5,000
   Kit Carson County, Colorado,
      Agricultural Development
      RB, LOC (B)
       5.850%, 12/03/97                                       2,000       2,000
   Maryland State Health & Higher
      Education RB, LOC (B)
       5.830%, 12/04/97                                       4,300       4,300
   Olathe, Kansas, Industrial RB,
      LOC (B)
       5.700%, 12/04/97                                       4,000       4,000
                                                                       --------
TOTAL MUNICIPAL BONDS
   (Cost $21,300)                                                        21,300
                                                                       --------

REPURCHASE AGREEMENTS -- 20.0%
   Greenwich Capital
      5.710%, dated 11/28/97, matures
      12/01/97, repurchase price
      $9,421,086 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,634,327)                                             9,417       9,417


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   J.P. Morgan
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $9,004,268 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,180,000)                                            $9,000    $  9,000
   Prudential Securities
      5.700%, dated 11/28/97, matures
      12/01/97, repurchase price
      $9,004,275 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,200,410)                                             9,000       9,000
                                                                       --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,417)                                                        27,417
                                                                       --------
TOTAL INVESTMENTS -- 103.2%
   (Cost $141,074)                                                      141,074
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (3.2%)                              (4,352)
                                                                       --------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 136,726,805
   outstanding shares of beneficial interest                            136,727
Accumulated net realized loss
   on investments                                                            (5)
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $136,722
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $1.00
                                                                       ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

LOC -- SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A
       MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.

MTN -- MEDIUM TERM NOTE

RB -- REVENUE BOND

THE FOLLOWING ORGANIZATION HAS PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CASH EQUIVALENTS                                       6%
TAXABLE MUNICIPAL BONDS                                7%
ASSET-BACKED SECURITIES                               22%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS     6%
U.S. GOVERNMENT AGENCY OBLIGATIONS                     2%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                 9%
CORPORATE OBLIGATIONS                                 34%
U.S. TREASURY OBLIGATIONS                             14%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.4%
   U.S. Treasury Notes
       7.125%, 10/15/98                                     $ 1,000      $ 1,012
       5.875%, 01/31/99                                       1,000        1,001
       7.750%, 11/30/99                                       4,000        4,146
       7.125%, 02/29/00                                       1,200        1,233
       6.750%, 04/30/00                                       3,000        3,063
       6.375%, 05/15/00                                       3,000        3,038
       6.625%, 06/30/01                                       2,500        2,561
       6.375%, 09/30/01                                       3,000        3,051
       6.625%, 03/31/02                                       6,000        6,169
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $25,169)                                                         25,274
                                                                         -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
   Federal Home Loan Mortgage
      Corporation
       6.375%, 12/23/03                                       1,100        1,093
   Federal National Mortgage
      Association
       9.550%, 12/10/97                                       1,000        1,001
       6.850%, 05/26/00                                       1,000        1,005
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $3,048)                                                           3,099
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 5.8%
   Federal Deposit Insurance
      Corporation REMIC
       6.750%, 07/25/26                                     $ 1,635      $ 1,634
   Federal Home Loan Mortgage
      Corporation
       8.000%, 01/01/02                                         335          344
   Federal Home Loan Mortgage
      Corporation REMIC
       6.500%, 09/15/07                                       2,747        2,757
       7.250%, 04/25/24                                         565          570
   Federal National Mortgage
      Association
       8.500%, 07/01/98                                         526          543
   Federal National Mortgage
      Association REMIC
       8.950%, 05/25/03                                         989        1,022
       5.500%, 04/25/04                                       4,114        4,096
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $10,926)                                                         10,966
                                                                         -------

TAXABLE MUNICIPAL BONDS -- 7.2%
   Jacksonville, Florida, Health
      Facilities Authority RB, National
      Benevolent Project, Series B (A)
       6.510%, 10/01/98                                       1,565        1,565
   New York State Dormitory
      Authority RB
       6.550%, 04/01/00                                       2,500        2,519
   New York State Mortgage
      Agency RB
       5.930%, 10/01/98                                       2,000        2,034
   Pennsylvania State Housing
      Finance Agency RB
       7.000%, 10/01/06                                       2,455        2,575
   San Bernardino, California, Public
      Safety Authority RB, Series B
       7.800%, 07/01/00                                       4,690        4,889
                                                                         -------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $13,330)                                                         13,582
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 8.8%
   Advanta Home Equity Loan Trust,
      Series 1993-2, Class A-1
       6.150%, 10/25/09                                    $   171       $   170
   Associates Manufactured Housing,
      Series 1997-1, Class A-3
       6.600%, 06/15/28                                      5,000         5,042
   BankAmerica Manufactured
      Contrast Trust III, Series
      1997-2, Class A-5
       6.390%, 12/10/12                                      5,500         5,514
   CIT RV Owners Trust,
      Series 1995-A, Class A
       6.250%, 01/15/11                                        411           413
   CoreStates Home Equity Loan Trust,
      Series 1996-1, Class A-1
       6.200%, 04/15/04                                        648           656
   Crown Home Equity Loan Trust,
      Series 1996-1, Class A-3
       6.810%, 06/25/11                                      2,000         2,019
   IMC Home Equity Loan Trust,
      Series 1996-1, Class A-3
       6.030%, 09/25/10                                      1,500         1,508
   Prudential Home Mortgage
      Securities, Series 1993-31,
      Class A-7
       6.000%, 08/25/00                                      1,350         1,336
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $16,552)                                                         16,658
                                                                         -------

ASSET-BACKED SECURITIES -- 22.1%
   Asset-Backed Securities Investment
      Trust, Series 1997-D, Class A
       6.790%, 08/17/03                                      5,000         5,011
   Centrex Auto Trust,
      Series 1996-A, Class A
       6.750%, 10/15/04                                      1,432         1,455
   Chase Manhattan Auto Owners
      Trust, Series 1997-B, Class A-3
       6.350%, 02/15/01                                      5,000         5,024
   Discover Card Master Trust,
      Series 1993-2, Class B
       5.750%, 11/16/01                                      5,000         4,962


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Firstplus Home Improvement
      Loan Trust, Series 1996-3,
      Class A-2
       6.850%, 06/20/07                                    $ 1,500       $ 1,506
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11                                      1,030         1,037
   General Motors Acceptance
      Corporation Grantor Trust,
      Series 1995-A, Class A
       7.150%, 03/15/00                                        168           170
   Green Tree Recreational,
      Equipment & Consumer Trust,
      Series 1996-A, Class A-1
       5.550%, 02/15/18                                        629           626
   MS Auto Grantor Trust,
      Series 1995-1, Class A
       6.200%, 07/01/01                                        317           320
   PNC Student Loan Trust I,
      Series 1997-2, Class A-5
       6.530%, 01/25/03                                      5,000         5,060
   Reliance Auto Receivables,
      Series 1996-A, Class A
       6.100%, 07/15/02                                      1,348         1,351
   Sears Credit Account Master Trust,
      Series 1996-4, Class A
       6.450%, 10/15/06                                      1,000         1,013
   Security Pacific Acceptance
      Corporation, Series 1991-3,
      Class A-1
       7.250%, 12/15/11                                         20            21
   Standard Credit Card Master Trust,
      Series 1995-B
       6.900%, 06/07/98                                      4,000         4,020
   University Support Services,
      Series 1993-A, Class B (A)
       8.060%, 08/20/08                                         81            82
   WFS Financial Owner Trust,
      Series 1997-C, Class A-4
       6.150%, 09/20/02                                      5,000         4,995
   World Omni Automobile Lease
      Securitization Trust III,
      Series 1997-B, Class A-4
       6.200%, 11/25/03                                      5,000         4,987
                                                                         -------
TOTAL ASSET-BACKED SECURITIES
   (Cost $41,493)                                                         41,640
                                                                         -------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 SHORT-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 34.5%
  FINANCE -- 25.0%
   BankAmerica Capital III (A)
       6.328%, 01/15/27                                   $ 5,000      $  4,923
   Cigna
       7.900%, 12/14/98                                     1,000         1,020
   Equitable Companies
       6.750%, 12/01/00                                     1,320         1,332
   Finova Capital
       6.500%, 07/28/02                                     5,000         5,012
   First National Bank of Commerce
       6.500%, 01/14/00                                     5,000         5,025
   General Motors Acceptance
       7.875%, 03/07/01                                     2,000         2,090
   General Motors Acceptance, MTN
       6.040%, 03/19/99                                     5,000         4,994
   Heller Financial
       6.460%, 10/27/00                                     5,000         5,012
   MBNA America Bank NA (A)
       5.898%, 09/09/99                                     5,000         5,004
   Morgan Stanley, Dean Witter,
      Discover & Company
       6.375%, 08/01/02                                     5,000         5,000
   Nationsbank Capital Trust III (A)
       6.308%, 01/15/27                                     2,500         2,444
   Smith Barney Holdings
       7.500%, 05/01/02                                     5,000         5,212
                                                                       --------
                                                                         47,068
                                                                       --------
  INDUSTRIAL -- 9.0%
   American General
       7.700%, 10/15/99                                     5,000         5,138
   Celulosa Arauco y
      Constitucion
       7.250%, 06/11/98                                     5,000         5,019
   McKesson
       6.600%, 03/01/00                                     5,000         5,038
   Middletown Trust
      10.875%, 07/15/98                                       720           737
   Sears Roebuck
       9.500%, 06/01/99                                     1,000         1,048
                                                                       --------
                                                                         16,980
                                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  UTILITY -- 0.5%
   Narragansett Electric
       6.630%, 08/12/99                                   $ 1,000      $  1,005
                                                                       --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $64,661)                                                        65,053
                                                                       --------

REPURCHASE AGREEMENT -- 5.7%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $10,820,118 (collateralized by
      U.S. Treasury Notes:
      total market value
      $11,033,789)                                         10,815        10,815
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $10,815)                                                        10,815
                                                                       --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $185,994)                                                      187,087
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%                                 1,752
                                                                       --------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 18,758,925
   outstanding shares of beneficial interest                            200,503
Undistributed net investment income                                           2
Accumulated net realized loss
   on investments                                                       (12,759)
Net unrealized appreciation
   on investments                                                         1,093
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $188,839
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $10.07
                                                                       ========

(A) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997.

MTN -- MEDIUM TERM NOTE

RB -- REVENUE BOND

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED -- PLOT POINTS AS FOLLOWS:]

PREFERRED STOCKS                                            4%
ASSET-BACKED SECURITIES                                     7%
U.S. GOVERNMENT AGENCY OBLIGATIONS                          2%
CORPORATE OBLIGATIONS                                      17%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                      9%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS         11%
U.S. TREASURY OBLIGATIONS                                  23%
FOREIGN BONDS                                               2%
YANKEE BONDS                                               21%
CASH EQUIVALENTS                                            4%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.1%
   U.S. Treasury Bonds
       6.000%, 08/15/99                                   $ 5,990        $ 6,009
       6.000%, 02/15/26                                     1,700          1,674
       6.750%, 08/15/26                                     2,000          2,174
       6.500%, 11/15/26                                     9,200          9,691
       6.125%, 11/15/27                                     1,000          1,011
   U.S. Treasury Notes
       7.875%, 01/15/98                                     4,020          4,032
       9.250%, 08/15/98                                     1,000          1,024
       5.875%, 10/31/98                                     3,500          3,505
       5.875%, 01/31/99                                    12,550         12,568
       6.375%, 04/30/99                                     1,300          1,311
       5.500%, 12/31/00                                    13,175         13,049
       5.625%, 02/28/01                                     2,000          1,988
       6.250%, 10/31/01                                    12,205         12,364
       5.875%, 09/30/02                                     8,000          8,006
       6.500%, 10/15/06                                     2,000          2,079
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $79,473)                                                         80,485
                                                                         -------

U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 11.3%
   Federal Home Loan Mortgage
      Corporation
       7.750%, 09/01/05                                       883            907


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation REMIC
       6.500%, 07/15/20                                   $ 1,510        $ 1,480
   Federal National Mortgage
      Association
       6.500%, 05/01/11                                     4,338          4,323
   Federal National Mortgage
      Association REMIC
       7.000%, 09/18/14                                     5,000          5,056
       6.000%, 12/25/16                                     2,943          2,747
       7.000%, 03/25/19                                        92             92
   Government National Mortgage
      Association
       7.000%, 10/15/23                                     1,576          1,581
       8.000%, 06/15/25                                       289            299
       8.000%, 10/15/25                                       331            342
       8.000%, 01/15/26                                       160            166
       8.000%, 02/15/26                                       189            196
       7.500%, 04/15/26                                     4,497          4,588
       8.000%, 05/15/26                                       295            306
       7.000%, 06/15/26                                     6,248          6,291
       8.000%, 06/15/26                                       709            734
       7.500%, 12/15/26                                     2,903          2,962
       7.500%, 02/15/27                                     1,963          2,003
       8.000%, 03/15/27                                     1,799          1,861
       7.125%, 01/15/29                                     5,147          5,159
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $39,548)                                                         41,093
                                                                         -------

ASSET-BACKED SECURITIES -- 6.6%
   Asset Securitization,
      Series 1997-D4, Class A-1D
       7.490%, 04/14/27                                    10,000         10,581
   Fingerhut Master Trust,
      Series 1996-1, Class A
       6.450%, 02/20/02                                     1,720          1,738
   First Deposit Master Trust,
      Series 1993-2, Class A
       5.750%, 06/15/01                                     1,000            999
   Fleetwood Credit Grantor Trust,
      Series 1995-B, Class A
       6.550%, 05/16/11                                     1,545          1,556
   Nomura Asset Securities,
      Series 1996-MD5, Class A-1B
       7.120%, 04/13/36                                     5,000          5,178

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
   Premier Auto Trust, Series 1996-4,
      Class A-3
       6.200%, 11/06/00                                    $ 2,020       $ 2,026
   Prime Credit Card Master Trust,
      Series 1992-2, Class A-2
       7.450%, 11/15/02                                      1,430         1,468
   Standard Credit Card Master Trust,
      Series 1993-3
       5.500%, 02/07/00                                        500           497
                                                                         -------
TOTAL ASSET-BACKED SECURITIES
   (Cost $23,337)                                                         24,043
                                                                         -------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 9.0%
   AFC Home Equity Loan Trust,
      Series 1996-3, Class 1A-4
       7.540%, 12/25/27                                      4,999         5,231
   BankAmerica Mortgage,
      Series 1997-2, Class A-8
       6.790%, 12/10/22                                      3,750         3,746
   Equitable Life Assurance Society
      of the U.S., Series 174, Class A-1
       7.240%, 05/15/06                                      5,000         5,252
   Green Tree Financial,
      Series 1995-5, Class M-1
       7.650%, 09/15/26                                      5,000         5,278
   Merrill Lynch Mortgage Investors,
      Series 1989-H, Class B
      10.000%, 01/15/10                                      3,759         3,942
   Merrill Lynch Mortgage Investors,
      Series 1994-G, Class A-3
       8.350%, 05/15/14                                      5,000         5,488
   Oakwood Mortgage Investors,
      Series 1995-B, Class A-3
       6.900%, 01/15/21                                      4,040         4,122
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $31,569)                                                         33,059
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 17.1%
  FINANCE -- 6.7%
   BankAmerica Capital III
       6.328%, 01/15/27                                    $ 5,090       $ 5,012
   Chase Capital I
       7.670%, 12/01/26                                      5,000         5,112
   First Union (A)
       6.550%, 10/15/35                                      9,000         9,045
   Merrill Lynch & Company
       7.000%, 01/15/07                                      5,000         5,181
                                                                         -------
                                                                          24,350
                                                                         -------
  INDUSTRIAL -- 6.7%
   Diamond Shamrock (A)
       7.650%, 07/01/26                                      8,000         8,600
   General Motors
       9.125%, 07/15/01                                      5,000         5,444
   J.C. Penney
       7.400%, 04/01/37                                     10,000        10,562
                                                                         -------
                                                                          24,606
                                                                         -------
  INSURANCE -- 3.7%
   Aon Capital Trust
       8.205%, 01/01/27                                      1,000         1,095
   Safeco
       6.875%, 07/15/07                                      5,000         5,081
   Travelers Capital II
       7.750%, 12/01/36                                      5,000         5,125
   Vesta Insurance Group
       8.750%, 07/15/25                                      1,855         2,133
                                                                         -------
                                                                          13,434
                                                                         -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $60,190)                                                         62,390
                                                                         -------

YANKEE BONDS -- 21.0%
   Alcoa Aluminio S.A
       7.500%, 12/16/08                                      4,985         5,026
   Bell Cablemedia PLC
       6.856%, 07/15/04                                      5,000         4,637
   Celulosa Arauco
       6.950%, 09/15/05                                      5,000         4,919
   Danske Bank
       7.400%, 06/15/10                                      5,000         5,204

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
   Endesa-Chile Empresa
      Nacional Electric
       7.325%, 02/01/37                                  $  5,000       $ 4,975
   Guangdong International Trust
       8.750%, 10/24/16                                     5,000         5,212
   Hydro-Quebec
       7.375%, 02/01/03                                     1,000         1,039
   Hyundai Semiconductor,
      Tranche B
       8.250%, 05/15/04                                     7,650         7,229
   Mayne Nickless Limited
       6.250%, 02/01/06                                     4,905         4,782
   Midland Bank
       7.650%, 05/01/25                                     5,000         5,475
   Petrozuata Finance
       7.630%, 04/01/09                                     6,000         6,128
   Sociedad Quimica y Minera
       7.700%, 09/15/06                                     5,000         5,142
   Southern Peru Limited
       7.900%, 05/30/07                                     3,300         3,304
   Trans-Canada Pipelines
       9.125%, 04/20/06                                     3,340         3,849
   Wharf International
      Finance Limited
       7.625%, 03/13/07                                    10,000         9,900
                                                                       --------
TOTAL YANKEE BONDS
   (Cost $77,301)                                                        76,821
                                                                       --------

FOREIGN BOND -- 1.7%
   Nykredit Mortgage (Denmark)
       7.000%, 10/01/26                                     5,945         6,250
                                                                       --------
TOTAL FOREIGN BOND
   (Cost $5,896)                                                          6,250
                                                                       --------

U.S. GOVERNMENT AGENCY
  OBLIGATION -- 2.0%
   Federal Home Loan Mortgage
      Corporation
       7.740%, 06/01/04                                     2,000         2,056
       8.530%, 02/02/05                                     5,000         5,239
                                                                       --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATION
   (Cost $7,003)                                                          7,295
                                                                       --------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 4.1%
   American Re Capital                                    368,343      $  9,623
   Hartford Capital II                                    200,000         5,275
                                                                       --------
TOTAL PREFERRED STOCKS
   (Cost $14,660)                                                        14,898
                                                                       --------

REPURCHASE AGREEMENT -- 4.3%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $15,571,029 (collateralized by
      U.S. Treasury Notes:
      total market value
      $15,868,098)                                        $15,564        15,564
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $15,564)                                                        15,564
                                                                       --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $354,541)                                                      361,898
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%                                 2,886
                                                                       --------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 35,512,797
   outstanding shares of beneficial interest                            358,317
Distributions in excess of
   net investment income                                                   (225)
Accumulated net realized loss
   on investments                                                          (680)
Net unrealized appreciation on forward
   foreign currency contracts, foreign
   currency and translation of other
   assets and liabilities in foreign currency                                15
Net unrealized appreciation
   on investments                                                         7,357
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $364,784
                                                                       ========
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                               $10.27
                                                                       ========

(A) PUT OR DEMAND FEATURE EXISTS REQUIRING THE ISSUER TO REPURCHASE THE INSTRUMENT PRIOR TO MATURITY.

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CASH EQUIVALENTS                                            7%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS         26%
U.S. GOVERNMENT AGENCY OBLIGATIONS                         29%
ASSET-BACKED SECURITIES                                     2%
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                      9%
U.S. GOVERNMENT GUARANTEED BONDS                            6%
U.S. TREASURY OBLIGATIONS                                  21%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.1%
   U.S. Treasury Bonds
      11.250%, 02/15/15                                     $   700      $ 1,085
       6.125%, 11/15/27                                       1,000        1,011
   U.S. Treasury Notes
       8.000%, 08/15/99                                       2,000        2,070
       5.625%, 10/31/99                                       2,000        1,994
       8.000%, 05/15/01                                       2,000        2,133
       6.625%, 07/31/01                                       4,463        4,574
       6.250%, 10/31/01                                       2,000        2,026
       7.500%, 11/15/01                                       1,600        1,691
       6.250%, 01/31/02                                       2,000        2,028
       6.250%, 06/30/02                                       8,570        8,700
       6.000%, 07/31/02                                       1,000        1,006
       6.500%, 10/15/06                                       5,000        5,198
       3.375%, 01/15/07                                      10,173       10,034
       6.250%, 02/15/07                                         770          788
       6.625%, 05/15/07                                         500          526
       6.125%, 08/15/07                                       4,000        4,078
   U.S. Treasury STRIPS (A)
      10.554%, 08/15/10                                       1,000          465
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $49,080)                                                         49,407
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 28.0%
   Central American Bank of
      Economic Integration AID
       6.620%, 10/29/12                                     $10,000      $10,195
   Costa Rica AID
       7.360%, 08/01/01                                       1,760        1,799
   Federal Farm Credit Bank
       5.420%, 08/04/98                                       3,000        2,990
       8.650%, 10/01/99                                       1,900        1,988
       7.350%, 03/24/05                                         350          375
   Federal Home Loan Bank
       6.580%, 01/07/03                                       3,000        3,024
       7.660%, 07/20/04                                         350          379
   Federal Home Loan Mortgage
      Corporation
       8.530%, 02/02/05                                       1,000        1,048
       7.340%, 11/03/06                                       1,000        1,012
   Federal National Mortgage
      Association
       7.550%, 06/10/04                                       1,500        1,535
       7.400%, 07/01/04                                         725          774
       6.580%, 03/01/06                                       1,000          995
       8.000%, 02/06/12                                       2,500        2,505
   Agency of Housing and Urban
      Development, Series 1995-A
       6.210%, 08/01/01                                       4,000        4,022
       8.240%, 08/01/02                                       2,000        2,174
       6.360%, 08/01/04                                       4,000        4,036
   Private Export Funding
      Corporation
       5.500%, 03/15/01                                       2,500        2,456
       6.310%, 09/30/04                                       7,000        7,052
       6.620%, 10/01/05                                       1,740        1,775
   Student Loan Marketing
      Association
       6.277%, 02/25/00                                       2,500        2,497
   Student Loan Marketing
      Association (B)
       5.528%, 04/21/98                                       5,000        5,001
       5.473%, 08/20/98                                       2,500        2,496
       5.473%, 11/10/98                                       2,000        1,996

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS (CONTINUED)
   Tennessee Valley Authority
      Principal STRIPS (A)
       7.750%, 12/15/22                                     $1,891       $ 1,961
       7.813%, 04/15/42                                      4,000         1,640
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $65,182)                                                         65,725
                                                                         -------

U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 25.3%
   Federal Deposit Insurance
      Corporation REMIC
       6.750%, 07/25/26                                      4,012         4,010
   Federal Home Loan Mortgage
      Corporation
       7.000%, 07/15/03                                      1,400         1,423
       7.000%, 10/01/03                                        197           200
   Federal Home Loan Mortgage
      Corporation Gold
       7.000%, 12/01/10                                      2,073         2,098
   Federal Home Loan Mortgage
      Corporation REMIC
       6.500%, 09/15/07                                      2,514         2,523
       6.750%, 02/15/20                                      1,080         1,071
   Federal National Mortgage
      Association
       8.000%, 07/01/07                                        353           365
       6.500%, 05/01/11                                      2,169         2,161
       7.785%, 02/01/19                                      4,953         5,435
      10.000%, 10/01/20                                      2,861         3,107
      10.000%, 12/01/20                                      4,767         5,177
   Federal National Mortgage
      Association REMIC
       5.500%, 04/25/04                                      4,114         4,096
   Government National
      Mortgage Association
       8.500%, 10/15/04                                        115           121
       8.500%, 01/15/06                                         90            94
       9.000%, 11/15/17                                      1,427         1,544
       7.000%, 10/15/23                                        823           826


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
       7.500%, 04/15/26                                    $ 6,947       $ 7,087
       7.500%, 02/15/27                                      6,786         6,924
       7.125%, 01/15/29                                      6,320         6,334
   Student Loan Marketing
      Association
       5.823%, 10/25/05                                      4,684         4,685
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $58,463)                                                         59,281
                                                                         -------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATIONS -- 9.4%
   Goldman Sachs Trust 8,
      Series C, Class 6
       8.500%, 02/20/21                                     10,000        10,733
   Merrill Lynch Trust, Series 31,
      Class G
       9.450%, 06/01/18                                     10,000        10,617
   Ryland Acceptance Four,
      Series 32, Class B
       8.600%, 05/01/16                                        676           690
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATIONS
   (Cost $21,686)                                                         22,040
                                                                         -------

U.S. GOVERNMENT GUARANTEED BONDS -- 6.4%
   Global Industries
       7.250%, 07/15/22                                     12,328        13,006
   Rochester, New York, U.S.
      Government Note,
      Series 1991-A
       5.930%, 08/01/99                                        100           100
   Sulphur Carriers
       8.300%, 10/15/09                                      1,790         1,943
                                                                         -------
TOTAL U.S. GOVERNMENT GUARANTEED BONDS
   (Cost $13,922)                                                         15,049
                                                                         -------

ASSET-BACKED SECURITY -- 2.1%
   PNC Student Loan Trust I,
      Series 1997-2, Class A-2
       6.138%, 01/25/00                                      5,000         5,009
                                                                         -------
TOTAL ASSET-BACKED SECURITY
   (Cost $5,000)                                                           5,009
                                                                         -------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.1%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $16,754,921 (collateralized by
      U.S. Treasury Notes:
      total market value
      $17,072,661)                                        $16,747      $ 16,747
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $16,747)                                                        16,747
                                                                       --------
TOTAL INVESTMENTS -- 99.4%
   (Cost $230,080)                                                      233,258
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 0.6%                                 1,313
                                                                       --------


--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 24,503,785
   outstanding shares of beneficial interest                           $237,236
Distributions in excess of net
   investment income                                                       (548)
Accumulated net realized loss
   on investments                                                        (5,295)
Net unrealized appreciation
   on investments                                                         3,178
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $234,571
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $9.57
                                                                       ========

(A) ZERO COUPON SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.

(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.

AID -- AGENCY FOR INTERNATIONAL DEVELOPMENT

PLC -- PUBLIC LIABILITY COMPANY

REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS


STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

GENERAL OBLIGATION BONDS                                         24%
ALTERNATIVE MINIMUM TAX BONDS                                     4%
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                  2%
OTHER REVENUE BONDS                                               8%
RESOURCE RECOVERY BONDS                                           2%
EDUCATION BONDS                                                   5%
HOUSING BONDS                                                    13%
UTILITY BONDS                                                    20%
HEALTH CARE BONDS                                                11%
CASH EQUIVALENTS                                                  4%
TRANSPORTATION BONDS                                              6%
WATER AND SEWER BONDS                                             1%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.5%
  ALABAMA -- 0.4%
   Alabama State Housing Finance
      Authority RB, Series D-1, GNMA
       6.000%, 10/01/16                                     $1,000       $ 1,054
                                                                         -------
  ALASKA -- 0.4%
   Alaska State Industrial Development
      & Export Authority RB,
      Series B, GOA
       5.850%, 04/01/05                                      1,000         1,059
                                                                         -------
  CALIFORNIA -- 7.5%
   Burbank, Wastewater Treatment
      RB, Series A, FGIC
       5.500%, 06/01/15                                      1,500         1,534
   California State GO
       5.750%, 03/01/08                                      3,000         3,199
       5.250%, 06/01/11                                      1,000         1,019
   California State GO, FGIC
       5.250%, 10/01/10                                      3,000         3,094
   California State Health
      Facilities RB, Downey
      Community Hospital
       5.750%, 05/15/15                                      4,150         4,223


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   California State Home Mortgage
      RB, Series A, MBIA
       5.850%, 08/01/16                                     $2,000       $ 2,095
   California State Housing Finance
      Agency RB, Home Mortgage,
      MBIA
       5.950%, 08/01/10                                      1,830         1,940
   Los Angeles County, Metropolitan
      Transportation Authority RB,
      AMBAC
       5.700%, 07/01/12                                      1,135         1,190
   Los Angeles GO, Series A, FGIC
       5.800%, 09/01/09                                      1,250         1,333
   San Francisco, City & County
      Sewer RB, Series A, FGIC
       5.700%, 10/01/11                                      1,000         1,046
                                                                         -------
                                                                          20,673
                                                                         -------
  COLORADO -- 1.1%
   Denver, Multi-Family Housing RB,
      Section 8, Series A
       5.350%, 10/01/12                                      2,000         2,007
   Goldsmith, Metropolitan District
      GO, MBIA
       6.125%, 12/01/12                                      1,000         1,056
                                                                         -------
                                                                           3,063
                                                                         -------
  CONNECTICUT -- 5.9%
   Connecticut State GO, Series A
       5.250%, 03/01/14                                      2,445         2,469
   Connecticut State Health &
      Educational Facilities RB,
      University of Hartford,
      Series D, GOA
       6.750%, 07/01/12                                      1,250         1,305
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program,
      Subseries B-4, GOA
       7.300%, 11/15/03                                      3,410         3,580
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program,
      Subseries E-1, GOA
       5.900%, 05/15/15                                      1,000         1,049

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  CONNECTICUT (CONTINUED)
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System Project,
      Series A, AMT, MBIA
       5.500%, 11/15/11                                     $4,500       $ 4,691
   Connecticut State Resource
      Recovery Authority RB,
      Wallingford Resources Project,
      Series 1, AMT
       6.625%, 11/15/01                                      1,990         2,132
   South Central Connecticut
      Regional Water Authority RB,
      11th Series, FGIC
       5.750%, 08/01/12                                      1,000         1,052
                                                                         -------
                                                                          16,278
                                                                         -------
  DISTRICT OF COLUMBIA -- 1.3%
   District of Columbia GO,
      Series B, MBIA
       6.000%, 06/01/08                                      2,305         2,472
   Georgetown University RB,
      Series A, MBIA (A)
       5.950%, 04/01/14                                      1,000         1,045
                                                                         -------
                                                                           3,517
                                                                         -------
  FLORIDA -- 3.0%
   Dade County GO, Series EE, FGIC
       5.625%, 10/01/14                                      2,560         2,669
   Dade County, Special Obligation
      RB, Courthouse Center Project
       5.900%, 04/01/10                                      1,500         1,581
   Florida State Board of Education
      GO, Series E
       5.700%, 06/01/14                                      2,000         2,075
   Jacksonville, Electric Authority RB
       5.500%, 10/01/13                                      2,000         2,050
                                                                         -------
                                                                           8,375
                                                                         -------
  GEORGIA -- 1.5%
   Georgia State Municipal Electric
      Authority RB, 6th Crossover
      Project, Series 1, AMBAC
       7.000%, 01/01/08                                      1,000         1,190


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Georgia State Municipal Electric
      Authority RB, MBIA
       5.125%, 01/01/12                                     $3,000       $ 3,004
                                                                         -------
                                                                           4,194
                                                                         -------
  ILLINOIS -- 3.5%
   Chicago, O'Hare International
      Airport RB, AMBAC
       5.625%, 01/01/12                                      2,000         2,075
   Illinois State Civic Center RB,
      Series A, AMBAC
       6.000%, 12/15/15                                      1,000         1,019
   Illinois State GO
       5.700%, 04/01/11                                      2,000         2,077
   Illinois State GO, AMBAC
       5.700%, 04/01/11                                      2,000         2,097
   Illinois State Health Facilities
      Authority RB, OSF Healthcare
      System Project
       6.000%, 11/15/13                                      2,250         2,354
                                                                         -------
                                                                           9,622
                                                                         -------
  INDIANA -- 1.0%
   Marion County, Hospital
      Authority RB, Methodist
      Hospital of Indiana
       6.500%, 09/01/13                                      2,450         2,790
                                                                         -------
  LOUISIANA -- 1.6%
   Orleans, Levee District RB,
      Series A, FSA
       5.950%, 11/01/14                                      4,080         4,371
                                                                         -------
  MAINE -- 1.2%
   Maine State Housing Authority
      RB, Series C-1
       5.700%, 11/15/15                                      2,000         2,055
   Maine State Municipal Bond
      Bank RB, Series A, LOC
       5.700%, 11/01/13                                      1,090         1,128
                                                                         -------
                                                                           3,183
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MARYLAND -- 2.2%
   Maryland State & Local Facilities
      GO, 1st Series
       5.000%, 03/01/10                                      $1,500       $1,524
   Maryland State GO
       5.600%, 03/15/08                                       4,275        4,564
                                                                          ------
                                                                           6,088
                                                                          ------
  MASSACHUSETTS -- 13.7%
   Boston, City Hospital Project RB,
      Series B, FHA
       5.750%, 02/15/13                                       1,300        1,328
   Boston, City Hospital Project RB,
      Series B, MBIA
       5.750%, 02/15/13                                       1,500        1,541
   Holyoke GO, Series A, FSA
       5.600%, 06/15/10                                       1,365        1,433
   Massachusetts Bay Transportation
      Authority RB, Series B, GOA
       5.800%, 03/01/11                                       1,800        1,890
   Massachusetts State GO,
      Series B, FGIC
       5.500%, 06/01/11                                       2,000        2,082
   Massachusetts State GO, Series D,
      Pre-refunded @ 102 (B)
       5.750%, 05/01/02                                       3,320        3,561
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer Project,
      Series G-1
       6.250%, 12/01/08                                       1,000        1,096
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Medical, Academic &
      Scientific Project, Series A
       6.200%, 01/01/03                                       1,140        1,221
       6.250%, 01/01/05                                       1,060        1,162
   Massachusetts State Health &
      Educational Facilities Authority
      RB, New England Deaconess
      Hospital Project, Series D, GOI
       6.625%, 04/01/12                                       1,000        1,079


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Health &
      Educational Facilities Authority
      RB, New England Medical
      Center Project, Series F, FGIC
       6.500%, 07/01/12                                      $1,000       $1,091
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Suffolk University Project,
      Series C, CONLEE
       5.850%, 07/01/16                                       1,000        1,041
   Massachusetts State Housing
      Finance Agency RB, Series 44
       5.900%, 12/01/13                                       1,000        1,044
   Massachusetts State Housing
      Finance Agency RB, Series A, MBIA
       5.600%, 07/01/07                                         600          641
       5.700%, 07/01/08                                         600          641
   Massachusetts State Housing
      Finance Agency RB, Series E,
      FNMA
       6.250%, 11/15/12                                       2,600        2,759
   Massachusetts State Industrial
      Finance Agency RB, College
      Issue, CONLEE
       5.875%, 07/01/11                                       1,090        1,159
   Massachusetts State Resource
      Recovery Authority RB,
      Refusetech Project, Series A
       6.150%, 07/01/02                                       1,595        1,685
       6.300%, 07/01/05                                       3,220        3,437
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, AMBAC
       5.150%, 07/01/16                                       2,000        1,927
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series D, MBIA
       6.000%, 07/01/05                                       1,625        1,753
       6.000%, 07/01/11                                       2,650        2,832
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System, Series C,
      MBIA (B)
       5.400%, 01/01/16                                       1,000          396

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Turnpike
      Authority RB, Western Turnpike,
      Series A, MBIA
       5.550%, 01/01/17                                    $1,000        $ 1,018
                                                                         -------
                                                                          37,817
                                                                         -------
  MICHIGAN -- 0.6%
   Michigan State Hospital Finance
      Authority RB, Oakwood Hospital
      Group Project, Series A, FGIC
       5.400%, 11/01/07                                     1,500          1,569
                                                                         -------
  MINNESOTA -- 0.9%
   Northern Minnesota State
      Municipal Power Agency RB,
      Electric System, FSA
       5.250%, 01/01/12                                     2,490          2,474
                                                                         -------
  MISSISSIPPI -- 0.4%
   Mississippi State Capital Imports
      GO, Series A
       5.000%, 07/01/09                                     1,000          1,016
                                                                         -------
  MISSOURI -- 1.1%
   St. Charles County, Public Water
      Supply District # 2 COP,
      Series A, MBIA
       5.500%, 12/01/14                                     3,000          3,082
                                                                         -------
  NEBRASKA -- 1.0%
   Nebraska State Investment
      Finance Authority RB, Childrens
      Healthcare Services, AMBAC
       5.500%, 08/15/17                                     1,435          1,448
   Nebraska State Public Power
      Supply System RB,
      Series B, MBIA
       5.250%, 01/01/13                                     1,190          1,194
                                                                         -------
                                                                           2,642
                                                                         -------
  NEW HAMPSHIRE -- 0.7%
   New Hampshire State Higher
      Education & Health Facilities
      Authority RB, LOC
       5.800%, 10/01/12                                     1,000          1,007

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   New Hampshire State Housing
      Finance Authority RB,
      Series B, FHA
       5.850%, 07/01/10                                    $1,000        $ 1,045
                                                                         -------
                                                                           2,052
                                                                         -------
  NEW YORK -- 9.0%
   Metropolitan Transportation
      Authority RB, Commuter
      Facilities, Series A, FGIC
       5.750%, 07/01/11                                     1,000          1,055
   Metropolitan Transportation
      Authority RB, Transportaion
      Service Contract, Series R
       5.500%, 07/01/14                                     1,740          1,703
   New York City GO, Series A
       6.250%, 08/01/08                                     2,000          2,175
       7.500%, 03/15/09                                        65             69
   New York City GO, Series B
       6.200%, 08/15/06                                     1,250          1,366
   New York City GO, Series C
       6.500%, 08/01/05                                     2,500          2,709
   New York City GO, Series D
       6.000%, 02/15/09                                     1,000          1,055
       6.000%, 02/15/12                                     1,500          1,567
   New York City GO, Series F
       6.500%, 02/15/07                                     2,865          3,141
   New York City GO, Series G
       5.750%, 02/01/06                                     2,000          2,113
       5.750%, 02/01/07                                       500            527
   New York State Dormitory
      Authority RB, Series A, ST GTD
       5.500%, 05/15/10                                     1,000          1,015
   New York State GO, Series C,
      AMBAC
       5.375%, 10/01/11                                     3,000          3,060
   New York State Housing Finance
      Agency RB, Series A, FSA
       5.800%, 11/01/09                                     1,750          1,859

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  NEW YORK (CONTINUED)
   New York State Urban
      Development Authority RB,
      Youth Facilities Project, MBIA
       5.700%, 04/01/14                                     $1,505       $ 1,552
                                                                         -------
                                                                          24,966
                                                                         -------
  NORTH CAROLINA -- 3.3%
   North Carolina State, Eastern
      Municipal Power Agency RB
       6.000%, 01/01/14                                      4,000         4,085
       5.600%, 01/01/16                                      2,000         1,973
   North Carolina State, Eastern
      Municipal Power Agency
      RB, FGIC
       6.000%, 01/01/13                                      2,000         2,125
   North Carolina State, Eastern
      Municipal Power Agency RB,
      Series D
       5.875%, 01/01/14                                      1,035         1,047
                                                                         -------
                                                                           9,230
                                                                         -------
  OHIO -- 2.2%
   Franklin County Hospital RB,
      AMBAC
       5.750%, 05/15/12                                      2,100         2,187
   Ohio State Building Authority RB,
      Adult Correctional Facilities
      Project, MBIA
       5.700%, 10/01/06                                      1,000         1,080
   Ohio State Public Facilities
      Commission RB, Higher
      Education Authority, Series II-A
       5.000%, 05/01/08                                      2,900         2,958
                                                                         -------
                                                                           6,225
                                                                         -------
  PENNSYLVANIA -- 7.3%
   Pennsylvania State GO
       5.250%, 06/15/12                                      2,155         2,174
   Pennsylvania State GO,
      1st Series,  AMBAC
       5.125%, 03/15/12                                      2,000         2,018


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State Higher
      Education & Health Services
      RB, Colleges & Universities
      Projects, Series A
       5.900%, 09/01/14                                     $1,750       $ 1,838
   Pennsylvania State Higher
      Education & Health Services
      RB, Series A
       5.750%, 01/01/12                                      1,300         1,360
   Pennsylvania State Housing
      Finance Agency RB, Single
      Family Mortgages, Series A
       6.000%, 10/01/13                                      2,000         2,118
   Pennsylvania State
      Intergovernmental Cooperative
      Authority RB, City of
      Philadelphia Funding
      Project, MBIA
       5.600%, 06/15/15                                      1,000         1,015
   Pennsylvania State Turnpike
      Commission RB, Series A,
      AMBAC
       5.500%, 12/01/12                                      1,450         1,499
   Philadelphia Airport RB, FGIC
       5.375%, 06/15/14                                      3,000         2,963
   Philadelphia Water and
      Wastewater Projects RB, FGIC
       5.650%, 06/15/12                                      5,000         5,175
                                                                         -------
                                                                          20,160
                                                                         -------
  PUERTO RICO -- 3.5%
   Puerto Rico Commonwealth GO
       5.750%, 07/01/17                                      2,000         2,070
   Puerto Rico Electric Power
      Authority RB
       5.500%, 07/01/16                                      3,000         3,034
   Puerto Rico Electric Power
      Authority RB, Series CC, FSA
       5.000%, 07/01/10                                      2,435         2,468
   Puerto Rico Industrial, Medical &
      Environmental RB,
      PepsiCo Project
       6.250%, 11/15/13                                      1,000         1,093

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  PUERTO RICO (CONTINUED)
   Puerto Rico Public Education &
      Health Facilities RB, Series M,
      CGTD
       5.750%, 07/01/15                                     $1,000       $ 1,023
                                                                         -------
                                                                           9,688
                                                                         -------
  RHODE ISLAND -- 4.9%
   Bristol County Water Authority
      RB, Series A, MBIA
       5.200%, 12/01/13                                      1,080         1,081
   Pawtucket GO, FGIC
       5.625%, 04/15/07                                      1,600         1,700
   Rhode Island State Depositors
      Economic Protection RB,
      Series B, MBIA
       5.800%, 08/01/09                                      1,000         1,086
   Rhode Island State Health &
      Educational Building RB,
      Landmark Medical Project, FSA
       5.600%, 10/01/12                                      1,000         1,025
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series 7-B, AMT
       6.700%, 10/01/12                                      1,750         1,877
   Rhode Island State Housing &
      Mortgage Finance RB, Series 15-B
       6.100%, 10/01/05                                        500           537
       6.200%, 10/01/06                                      1,110         1,188
   Rhode Island State Housing &
      Mortgage Finance RB, Series 19-A
       5.700%, 04/01/15                                      2,500         2,547
   Rhode Island State Housing &
      Mortgage Finance RB,
      Series A, AMBAC
       5.700%, 07/01/07                                      1,000         1,070
   Rhode Island State Student Loan
      Authority RB, Series B, AMT, LOC
       6.900%, 12/01/03                                      1,300         1,407
                                                                         -------
                                                                          13,518
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  SOUTH CAROLINA -- 0.4%
   South Carolina State Public
      Service Authority RB,
      Series B, FGIC
       5.875%, 01/01/14                                     $1,150       $ 1,215
                                                                         -------
  TEXAS -- 5.0%
   Dallas-Fort Worth Regional
      Airport RB, Series A, MBIA
       5.800%, 11/01/07                                      2,000         2,135
   Tarrant County Health Facilities
      Authority RB, Harris Methodist
      Health System Project,
      Series A, AMBAC
       5.125%, 09/01/12                                      2,700         2,720
   Texas A&M University RB
       5.200%, 05/15/10                                      2,580         2,622
   Texas State GO, Series A
       5.700%, 10/01/07                                      1,500         1,564
       5.750%, 10/01/08                                      1,280         1,352
   University of Texas RB, Series A
       6.250%, 07/01/13                                      3,100         3,298
                                                                         -------
                                                                          13,691
                                                                         -------
  UTAH -- 1.0%
   Utah State Intermountain Power
      Agency RB, Series A, AMBAC
       6.500%, 07/01/08                                      2,500         2,872
                                                                         -------
  VERMONT -- 0.7%
   Vermont State Educational &
      Health Buildings RB, Medical
      Center Hospital of Vermont
      Project, FGIC
       5.750%, 09/01/07                                      1,800         1,906
                                                                         -------
  VIRGINIA -- 1.8%
   Norfolk Industrial Development
      Authority RB, Daughters
      Charity-DePaul Project
       6.500%, 12/01/07                                      3,000         3,281

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  VIRGINIA (CONTINUED)
   Virginia State Housing
      Development Authority
      RB, Series H
       5.700%, 11/01/07                                   $   1,655    $  1,765
                                                                       --------
                                                                          5,046
                                                                       --------
  WASHINGTON -- 7.7%
   Washington State Public Power
      Supply Systems RB, FSA
       6.300%, 07/01/09                                       2,000       2,155
       6.250%, 07/01/12                                       2,000       2,123
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project # 1, FSA
       5.400%, 07/01/12                                       7,800       7,859
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project # 1, Series B
       5.125%, 07/01/13                                       3,000       2,944
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project # 2, FGIC
       5.550%, 07/01/10                                       2,500       2,559
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project # 2, Series A
       6.100%, 07/01/06                                       1,030       1,133
       6.000%, 07/01/12                                       1,000       1,028
   Washington State Public Power
      Supply Systems RB, Nuclear
      Power Project # 3, Series A, FSA
       5.100%, 07/01/10                                       1,395       1,398
                                                                       --------
                                                                         21,199
                                                                       --------
  WISCONSIN -- 1.7%
   Wisconsin State GO, Series A
       5.800%, 05/01/07                                       1,355       1,458


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Wisconsin State Housing &
      Economic Development
      Authority RB, Home
      Ownership, Series E, GOA
       5.900%, 09/01/16                                     $ 1,000    $  1,041
   Wisconsin State Housing &
      Economic Development
      Authority RB, Series C, GOA
       5.800%, 11/01/13                                       2,125       2,194
                                                                       --------
                                                                          4,693
                                                                       --------
TOTAL MUNICIPAL BONDS
   (Cost $256,235)                                                      269,328
                                                                       --------

REPURCHASE AGREEMENT -- 4.3%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $11,945,952 (collateralized
      by U.S. Treasury Notes:
      total market value
      $12,174,108)                                           11,940      11,940
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,940)                                                        11,940
                                                                       --------
TOTAL INVESTMENTS -- 101.8%
   (Cost $268,175)                                                      281,268
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (1.8%)                              (5,000)
                                                                       --------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 26,629,767
   outstanding shares of beneficial interest                            $263,127
Accumulated net realized gain
   on investments                                                             49
Net unrealized appreciation
   on investments                                                         13,092
                                                                        --------
TOTAL NET ASSETS -- 100.0%                                              $276,268
                                                                        ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $10.37
                                                                        ========

(A) WHEN ISSUED SECURITY.

(B) ZERO COUPON BOND. THE RATE REPORTED IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.

AMT -- ALTERNATIVE MINIMUM TAX

CGTD -- COMMONWEALTH GUARANTEED

COP -- CERTIFICATES OF PARTICIPATION

GO -- GENERAL OBLIGATION

GOA -- GENERAL OBLIGATION OF AUTHORITY

GOI -- GENERAL OBLIGATION OF INSTITUTION

LOC -- SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A
       MAJOR COMMERCIAL BANK OR OTHER FINANCIAL INSTITUTION.

RB -- REVENUE BOND

ST GTD -- STATE GUARANTEED

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

CONLEE -- COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION

FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION

FHA -- FEDERAL HOUSING AUTHORITY

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                  4%
HEALTH CARE BONDS                                                15%
OTHER REVENUE BONDS                                               8%
RESOURCE RECOVERY BONDS                                           8%
CASH EQUIVALENTS                                                  8%
GENERAL OBLIGATION BONDS                                         14%
TRANSPORTATION BONDS                                             14%
ALTERNATIVE MINIMUM TAX BONDS                                     5%
HOUSING BONDS                                                    14%
UTILITY BONDS                                                     3%
EDUCATION BONDS                                                   4%
WATER AND SEWER BONDS                                             3%

% OF TOTAL PORTFOLIO INVESTMENTS

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 92.6%
  CONNECTICUT -- 75.9%
   Bridgeport GO, AMBAC
       5.450%, 03/01/11                                     $1,550        $1,614
   Bridgeport GO, FGIC
       8.750%, 08/15/05                                        500           633
   Bridgeport GO, Series A
       6.125%, 03/01/05                                      2,000         2,140
   Bristol, Resource Recovery RB,
      Ogden Martin System Project
       6.500%, 07/01/14                                      3,000         3,274
   Connecticut State Airport RB,
      Bradley International
      Airport, FGIC
       7.650%, 10/01/12                                      2,000         2,340
   Connecticut State COP,
      Middletown Courthouse
      Facilities Project, MBIA
       6.250%, 12/15/08                                      1,500         1,614
   Connecticut State Clean Water
      Funding RB
       5.600%, 06/01/09                                        750           791
   Connecticut State Development
      RB, Duncaster Project
       6.700%, 09/01/07                                      3,350         3,639


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State Development
      RB, MBIA
       6.550%, 06/15/09                                     $  500        $  559
   Connecticut State Development
      RB, Pfizer Project
       6.550%, 02/15/13                                        250           275
   Connecticut State GO, Series A
       6.500%, 03/15/07                                        750           823
       5.800%, 03/15/13                                      3,000         3,120
   Connecticut State GO, Series C
       5.800%, 08/15/08                                      1,500         1,601
   Connecticut State Health &
      Educational Facilities Authority
      RB, Bridgeport Hospital,
      Series A, MBIA
       6.550%, 07/01/06                                        400           441
       6.500%, 07/01/12                                        500           546
   Connecticut State Health &
      Educational Facilities Authority
      RB, Bridgeport Hospital,
      Series C, CONLEE
       5.250%, 07/01/15                                      1,615         1,625
   Connecticut State Health &
      Educational Facilities Authority
      RB, Choate Rosemary Hall,
      Series A, Pre-refunded @ 101,
      MBIA (A)
       6.800%, 07/01/04                                        750           855
   Connecticut State Health &
      Educational Facilities Authority
      RB, Connecticut State University
      System, Series A, MBIA
       5.125%, 11/01/12                                        500           507
   Connecticut State Health &
      Educational Facilities Authority
      RB, Danbury Hospital,
      Series E, MBIA
       6.500%, 07/01/05                                        500           542
   Connecticut State Health &
      Educational Facilities Authority
      RB, Greenwich Hospital,
      Series A, MBIA
       5.750%, 07/01/16                                      2,000         2,085

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  CONNECTICUT (CONTINUED)
   Connecticut State Health &
      Educational Facilities Authority
      RB, New Britian Hospital,
      Series B, AMBAC
       6.000%, 07/01/09                                     $  500        $  540
   Connecticut State Health &
      Educational Facilities Authority
      RB, New Haven Hospital,
      Series H, MBIA
       5.625%, 07/01/16                                      1,000         1,029
   Connecticut State Health &
      Educational Facilities Authority
      RB, New Horizons Village
      Project, AMBAC
       7.050%, 11/01/09                                      1,000         1,167
   Connecticut State Health &
      Educational Facilities Authority
      RB, Newington Children's
      Hospital, Series A, MBIA
       5.850%, 07/01/07                                      1,110         1,203
   Connecticut State Health &
      Educational Facilities Authority
      RB, Sharon Health Care
      Project, AMBAC
       6.000%, 11/01/09                                      1,000         1,083
   Connecticut State Health &
      Educational Facilities Authority
      RB, St. Raphael Hospital,
      Series F, AMBAC
       6.200%, 07/01/14                                        500           534
   Connecticut State Health &
      Educational Facilities Authority
      RB, Stamford Hospital, MBIA
       5.400%, 07/01/09                                      2,000         2,095
   Connecticut State Health &
      Educational Facilities Authority
      RB, University of Hartford,
      Series D, GOA
       6.750%, 07/01/12                                      2,750         2,870
   Connecticut State Health &
      Educational Facilities Authority
      RB, Wadsworth Nursing
      Home, AMBAC
       7.125%, 11/01/14                                        500           578


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State Higher
      Education RB, Family
      Education Loan Program,
      Series A, AMT
       7.000%, 11/15/05                                     $1,225        $1,309
   Connecticut State Higher
      Education RB, Series A
       6.500%, 11/15/00                                        250           264
   Connecticut State Higher
      Education Supplemental Loan
      Authority RB
       6.800%, 11/15/02                                        915           982
   Connecticut State Housing Finance
      Authority RB, GOA
       6.200%, 05/15/14                                        430           457
   Connecticut State Housing
      Finance Authority RB,
      SubSeries A-3, GOA
       5.950%, 05/15/17                                      1,000         1,043
   Connecticut State Housing
      Finance Authority RB,
      SubSeries E-1, GOA
       5.900%, 05/15/15                                      3,200         3,356
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance Program,
      Series A, GOA
       5.950%, 05/15/11                                      3,215         3,428
       6.200%, 05/15/14                                      1,350         1,423
   Connecticut State Housing
      Finance Authority RB, Mortgage
      Finance Program, Series B
       6.050%, 11/15/03                                        500           538
       6.350%, 11/15/06                                        400           431
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, Series B, FHA
       7.200%, 11/15/01                                        790           812
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance Program,
      Series C-1, GOA
       6.000%, 11/15/10                                      1,010         1,073
   Connecticut State Housing Finance
      Authority RB, Mortgage Finance
      Program, SubSeries B-1
       6.000%, 11/15/15                                      2,000         2,098

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  CONNECTICUT (CONTINUED)
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance
      Program, SubSeries B-1, GOA
       6.000%, 05/15/08                                    $  300        $   324
   Connecticut State Housing
      Finance Authority RB,
      Mortgage Finance
      Program, SubSeries B-4, GOA
       7.300%, 11/15/03                                       990          1,040
   Connecticut State Resource
      Recovery Authority RB,
      Bridgeport Resources, Series A
       7.625%, 01/01/09                                       600            616
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System
      Project, Series A, AMT, MBIA
       5.500%, 11/15/11                                     1,500          1,564
   Connecticut State Resource
      Recovery Authority RB,
      Mid-Connecticut System
      Project, Series A, MBIA
       5.375%, 11/15/10                                     2,000          2,073
   Connecticut State Resource
      Recovery Authority RB,
      Series A, AMT
       8.000%, 11/15/08                                     1,500          1,592
   Connecticut State Resource
      Recovery Authority RB,
      Wallingford Resources Project,
      Series 1, AMT
       6.700%, 11/15/02                                       800            871
   Connecticut State Special Tax RB,
      AMBAC
       5.250%, 01/01/11                                       500            511
   Connecticut State Special Tax RB,
      Transportation Infrastructure,
      Series A
       5.400%, 09/01/09                                       500            518
       5.700%, 06/01/12                                     1,160          1,215
   Connecticut State Special Tax
      RB, Transportation
      Infrastructure, Series A, FGIC
       5.600%, 06/01/13                                     1,000          1,036


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Connecticut State Special Tax
      RB, Transportation
      Infrastructure, Series B, FGIC
       6.100%, 09/01/08                                    $  500        $   561
       5.500%, 10/01/11                                     4,920          5,105
       5.600%, 10/01/12                                     1,000          1,038
       5.600%, 10/01/13                                     1,000          1,035
   Eastern Connecticut Resource
      Recovery Authority RB,
      Wheelabrator Libson
      Project, Series A
       5.500%, 01/01/14                                     2,775          2,747
   Hartford GO, FGIC
       5.700%, 10/01/12                                       500            521
       5.750%, 10/01/13                                     1,000          1,041
   New Haven Air Right Packaging
      Facility RB, MBIA
       6.500%, 12/01/15                                     2,000          2,160
   South Central Connecticut
      Regional Water Authority RB,
      Series A, MBIA
       6.000%, 08/01/09                                       985          1,058
       6.000%, 08/01/10                                     1,045          1,119
   Stratford GO, AMBAC
       5.600%, 04/15/12                                       440            448
   University of Connecticut RB,
      Series A, MBIA
       5.250%, 04/01/14                                     1,000          1,010
                                                                         -------
                                                                          86,540
                                                                         -------
  GUAM -- 1.0%
   Guam Power Authority RB,
      Series A, AMBAC
       5.900%, 10/01/08                                     1,000          1,085
                                                                         -------
  PUERTO RICO -- 14.0%
   Puerto Rico Commonwealth GO
       5.750%, 07/01/17                                     2,700          2,795
   Puerto Rico Electric Power
      Authority RB
       5.500%, 07/01/14                                     1,000          1,015
       5.500%, 07/01/16                                     1,000          1,011
   Puerto Rico Highway &
      Transportation RB, Series X
       5.300%, 07/01/04                                       700            725

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND (CONCLUDED)
-------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  PUERTO RICO (CONTINUED)
   Puerto Rico Industrial, Medical &
      Environmental RB, Abbott
      Chemicals Project
       6.500%, 07/01/09                                     $  500    $     501
   Puerto Rico Industrial, Medical
      & Environmental RB,
      PepsiCo Project
       6.250%, 11/15/13                                      2,750        3,004
   Puerto Rico Infrastructure
      Financing Authority RB,
      AMBAC
       5.250%, 07/01/10                                      2,500        2,563
   Puerto Rico Municipal Finance
      Agency RB, Series A, FSA
       6.000%, 07/01/09                                      2,650        2,849
   Puerto Rico Public Buildings
      Authority RB, MBIA
       5.000%, 07/01/11                                      1,000        1,000
   Puerto Rico Telephone RB,
      Series L
       6.000%, 01/01/12                                        500          530
                                                                      ---------
                                                                         15,993
                                                                      ---------
  RHODE ISLAND -- 1.7%
   Providence GO, Series A, FSA
       5.700%, 07/15/12                                      1,825        1,919
                                                                      ---------
TOTAL MUNICIPAL BONDS
   (Cost $100,214)                                                      105,537
                                                                      ---------

REPURCHASE AGREEMENT -- 8.5%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $9,666,476 (collateralized by
      U.S. Treasury Notes:
      total market value
      $9,861,349)                                            9,662        9,662
                                                                      ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $9,662)                                                          9,662
                                                                      ---------


--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 101.1%
   (Cost $109,876)                                                    $ 115,199
                                                                      ---------
OTHER ASSETS AND LIABILITIES, NET -- (1.1%)                              (1,241)
                                                                      ---------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 10,717,993
   outstanding shares of beneficial interest                            108,632
Accumulated net realized gain
   on investments                                                             3
Net unrealized appreciation
   on investments                                                         5,323
                                                                      ---------
TOTAL NET ASSETS -- 100.0%                                            $ 113,958
                                                                      =========
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $10.63
                                                                      =========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX

COP--CERTIFICATES OF PARTICIPATION

GO--GENERAL OBLIGATION

GOA--GENERAL OBLIGATION OF AUTHORITY

RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION

FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION

FHA--FEDERAL HOUSING ADMINISTRATION

FSA--FINANCIAL SECURITY ASSURANCE

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

GENERAL OBLIGATIONS                                              18%
CASH EQUIVALENTS                                                  6%
WATER AND SEWER BONDS                                            19%
OTHER REVENUE BONDS                                              19%
HOUSING BONDS                                                     3%
ALTERNATIVE MINIMUM TAX BONDS                                     4%
HEALTH CARE BONDS                                                10%
RESOURCE RECOVERY BONDS                                           5%
TRANSPORTATION BONDS                                              4%
UTILITY BONDS                                                    12%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 93.2%
  FLORIDA -- 93.2%
   Brevard County, Health Facility
      Authority RB, Holmes Regional
      Medical Center, MBIA
       5.625%, 10/01/14                                    $1,000         $1,031
   Brevard County, Housing &
      Finance Authority RB,
      Series B, FSA
       7.000%, 03/01/13                                       365            389
   Broward County, Solid Waste
      RB, MBIA
       5.875%, 07/01/08                                     1,500          1,612
   Cape Coral, Water
      Improvement RB, FSA
       6.375%, 06/01/09                                     1,500          1,635
   Dade County, Aviation RB,
      Series A, AMT, MBIA
       5.750%, 10/01/15                                     1,000          1,042
   Dade County, Housing Finance
      Authority RB, Series D, FSA
       6.950%, 12/15/12                                       770            826


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Dade County, School District RB,
      Pre-refunded @ 100, FGIC (A)
       6.125%, 08/01/01                                    $1,000         $1,066
   Dade County, Water & Sewer
      System RB, FGIC
       5.500%, 10/01/18                                     3,000          3,052
   Escambia County, Housing
      Finance Authority RB,
      Series A, AMT, FHA
       7.300%, 10/01/17                                       640            673
   Florida State Board of Education
      Capital Outlay GO, Series A
       5.750%, 01/01/13                                     1,000          1,041
       5.500%, 06/01/15                                     2,500          2,562
   Florida State Board of Education
      Capital Outlay GO,
      Series B, MBIA
       5.750%, 06/01/11                                     1,250          1,314
   Florida State Finance Department
      RB, MBIA
       5.500%, 07/01/12                                     1,000          1,047
   Florida State Finance Department
      RB, Series A, AMBAC
       5.700%, 07/01/09                                     2,000          2,115
   Florida State Finance Department
      RB, Series A, MBIA
       6.250%, 07/01/13                                     2,500          2,681
   Florida State Pollution
      Control RB, Series Y,
      Pre-refunded @ 101 (A)
       6.400%, 07/01/02                                     1,000          1,093
   Florida State Turnpike
      Authority RB, FGIC
       5.250%, 07/01/11                                     2,000          2,038
   Fort Lauderdale GO
       5.500%, 07/01/15                                     1,000          1,024
   Gainesville, Utilities System
      RB, Series B
       5.500%, 10/01/13                                     2,000          2,048
   Hillsborough County, Allegany
      Health Systems RB, MBIA
       6.375%, 12/01/12                                     1,300          1,411
   Indian Trace Community, Water
      Management RB, MBIA
       5.500%, 05/01/07                                     1,000          1,071

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  FLORIDA (CONTINUED)
   Jacksonville, Health Facilities
      Authority RB,
      Pre-refunded @ 102,
      MBIA (A)
       6.500%, 05/01/02                                     $ 1,345      $ 1,488
   Naples, Community Hospital
      Project RB, MBIA
       5.500%, 10/01/16                                       1,000        1,016
   North Port, Utility System
      RB, FGIC
       6.150%, 10/01/09                                       1,000        1,083
   Orlando, Water & Electric
      Utilities Commission RB
       5.250%, 10/01/14                                       1,000          993
   Palm Beach County, Solid Waste
      Authority RB, MBIA
       6.250%, 12/01/08                                         500          548
   Polk County, Utility Systems
      RB, FGIC
       5.250%, 10/01/17                                       1,500        1,504
   Port St. Lucie, Special Assessment,
      District 1, MBIA
       5.850%, 10/01/11                                       3,070        3,281
   Reedy Creek, Improvements
      GO, Series A, MBIA
       5.750%, 06/01/14                                       2,500        2,619
   Volusia County, Hospital Facilities
      RB, Memorial Health Systems
      Project, AMBAC
       5.500%, 11/15/16                                       1,250        1,280
                                                                         -------
                                                                          44,583
                                                                         -------
TOTAL MUNICIPAL BONDS
   (Cost $42,821)                                                         44,583
                                                                         -------

REPURCHASE AGREEMENT -- 5.5%
   Paine Webber
      5.690%, dated 11/28/97,
      matures 12/01/97, repurchase
      price $2,631,018 (collateralized
      by U.S. Treasury Instruments:
      total market value $2,682,158)                         2,630         2,630
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,630)                                                           2,630
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7%
   (Cost $45,451)                                                        $47,213
                                                                         -------
OTHER ASSETS AND LIABILITIES,
   NET -- 1.3%                                                               602
                                                                         -------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 4,696,465
   outstanding shares of beneficial interest                              46,052
Accumulated net realized gain
   on investments                                                              1
Net unrealized appreciation
   on investments                                                          1,762
                                                                         -------
TOTAL NET ASSETS -- 100.0%                                               $47,815
                                                                         =======
 NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $ 10.18
                                                                         =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX

GO--GENERAL OBLIGATION

RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION

FHA--FEDERAL HOUSING ADMINISTRATION

FSA--FINANCIAL SECURITY ASSURANCE

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

GENERAL OBLIGATION BONDS                                         29%
HEALTH CARE BONDS                                                11%
HOUSING BONDS                                                     7%
TRANSPORTATION BONDS                                             13%
EDUCATION BONDS                                                   9%
UTILITY BONDS                                                     3%
RESOURCE RECOVERY BONDS                                           1%
WATER AND SEWER BONDS                                            13%
ALTERNATIVE MINIMUM TAX BONDS                                     2%
PRE-REFUNDED SECURITIES                                           5%
CASH EQUIVALENTS                                                  7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 91.6%
  MASSACHUSETTS -- 90.4%
   Boston GO, Series A, AMBAC
       5.650%, 02/01/09                                     $1,500        $1,571
   Chelsea GO, School Loan
      Project,  AMBAC
       6.000%, 06/15/04                                        650           701
       5.700%, 06/15/06                                      1,000         1,069
   Gloucester GO, FGIC
       5.100%, 08/01/14                                      1,105         1,098
   Haverhill GO, FGIC
       5.300%, 06/15/12                                      1,500         1,524
   Holyoke GO, Series A, FSA
       5.600%, 06/15/11                                      1,000         1,045
       5.500%, 06/15/16                                        815           838
   Lawrence GO,  AMBAC
       6.250%, 02/15/09                                      1,475         1,621
   Lowell GO,  AMBAC
       5.500%, 08/01/11                                      2,740         2,839
       5.500%, 08/01/12                                      1,720         1,769
   Lowell GO, FSA
       5.500%, 01/15/10                                      1,140         1,180
       6.625%, 04/01/15                                      1,000         1,100
   Lynn Water & Sewer
      Commission RB, FGIC
       5.250%, 12/01/05                                        475           495


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts Bay Transportation
      Authority RB, Series A, GOA
       5.500%, 03/01/07                                     $1,500        $1,588
       5.800%, 03/01/10                                      2,640         2,792
   Massachusetts Bay Transportation
      Authority RB, Series A, MBIA
       5.750%, 03/01/18                                      3,325         3,437
   Massachusetts Bay Transportation
      Authority RB, Series B, GOA
       6.000%, 03/01/12                                      4,000         4,215
   Massachusetts Bay Transportation
      Authority RB, Series D, GOA
       5.600%, 03/01/08                                      1,885         2,015
   Massachusetts State Educational
      Loan Authority RB, Issue E,
      Series B,  AMT,  AMBAC
       6.000%, 01/01/12                                        440           461
       6.300%, 07/01/12                                      1,000         1,059
   Massachusetts State GO,
      Pre-refunded @ 101 (A)
       5.750%, 06/01/06                                      3,000         3,262
   Massachusetts State GO, Series A
       5.500%, 02/01/11                                      3,500         3,583
   Massachusetts State GO, Series B
       6.500%, 08/01/08                                      5,315         6,086
   Massachusetts State GO,
      Series B, FGIC
       5.500%, 11/01/07                                      1,000         1,066
   Massachusetts State GO,
      Series B, MBIA
       5.400%, 11/01/07                                      2,000         2,122
   Massachusetts State GO, Series B,
      Pre-refunded @ 102 (A)
       6.000%, 08/01/04                                      3,000         3,300
   Massachusetts State GO, Series B,
      Pre-refunded @ 102, FGIC (A)
       5.875%, 08/01/04                                      2,000         2,192
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Baystate Medical Center
      Project, Series D, FGIC
       6.000%, 07/01/15                                      2,000         2,105
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Brigham & Women's
      Hospital Project, Issue D
       6.750%, 07/01/13                                      1,500         1,648

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONTINUED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer
      Project, Series E
       6.250%, 10/01/09                                     $1,000        $1,075
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer Project,
      Series F, FGIC
       6.000%, 12/01/15                                      1,445         1,523
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Dana Farber Cancer Project,
      Series G-1
       6.250%, 12/01/09                                      1,175         1,282
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Emerson Hospital Project,
      Series D, FSA
       5.800%, 08/15/18                                      3,000         3,075
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Harvard University Project,
      Series M, GOI
       5.750%, 12/01/11                                      1,000         1,040
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Lahey Clinic Medical Center
      Project, Series B, MBIA
       5.625%, 07/01/15                                        500           514
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Massachusetts General
      Hospital, Series G,  AMBAC
       5.375%, 07/01/11                                      2,000         2,047
   Massachusetts State Health &
      Educational Facilities Authority
      RB, New England Deaconess
      Hospital Project, Series C
       7.200%, 04/01/11                                        830           882
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Newton-Wellesley Hospital
      Project, Issue E, MBIA
       5.875%, 07/01/15                                      3,000         3,135


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Northeastern University
      Project, Series E, MBIA
       6.500%, 10/01/12                                     $1,000        $1,094
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Smith College Project,
      Series D, GOI
       5.750%, 07/01/16                                      2,600         2,691
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Tufts University Project,
      Series F, FGIC
       5.950%, 08/15/18                                      3,000         3,124
   Massachusetts State Health &
      Educational Facilities Authority
      RB, Williams College, Series F
       5.750%, 07/01/19                                      1,000         1,039
   Massachusetts State Housing
      Finance Agency RB, Residential
      Development Project,
      Series A, FNMA
       6.875%, 11/15/11                                      1,750         1,897
   Massachusetts State Housing
      Finance Agency RB,
      Series A,  AMBAC
       6.300%, 10/01/13                                      4,950         5,266
   Massachusetts State Housing
      Finance Agency RB,
      Series A, MBIA
       5.850%, 12/01/08                                      1,245         1,327
       6.100%, 07/01/15                                      2,000         2,097
   Massachusetts State Housing
      Finance Agency RB, Single
      Family Housing Project,
      Series 14, FHA
       7.700%, 12/01/14                                      1,895         1,990
   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A
       5.375%, 10/01/17                                      1,000         1,000
   Massachusetts State Industrial
      Finance Agency RB, Babson
      College Project, Series A, MBIA
       6.375%, 10/01/09                                      1,000         1,091
       5.750%, 10/01/15                                      1,000         1,050

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Massachusetts State Industrial
    Finance Agency RB, College of
    Holy Cross, MBIA
       5.500%, 03/01/16                                     $1,500        $1,541
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series B, MBIA
       6.750%, 07/01/05                                      1,000         1,120
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series D, MBIA
       6.000%, 07/01/05                                      1,000         1,079
   Massachusetts State Municipal
      Wholesale Electric Company
      RB, Series E, MBIA
       6.000%, 07/01/11                                      2,500         2,656
   Massachusetts State Port
      Authority RB, Series A, AMT
       6.000%, 07/01/13                                      1,050         1,099
   Massachusetts State Port
      Authority RB, Series B, AMT
       5.250%, 07/01/14                                      1,385         1,376
   Massachusetts State Resource
      Recovery RB, Refusetech
      Project, Series A
       6.150%, 07/01/02                                        900           951
       6.300%, 07/01/05                                      1,000         1,067
   Massachusetts State Special
      Obligation RB, Series A
       5.500%, 06/01/07                                      2,000         2,090
       5.750%, 06/01/11                                      2,780         2,995
       5.750%, 06/01/12                                        700           754
   Massachusetts State Turnpike
      Authority RB, Metropolitan
      Highway System,
      Subseries B, MBIA
       5.250%, 01/01/17                                      1,000         1,000
   Massachusetts State Turnpike
      Authority RB, Western Turnpike,
      Series A, MBIA
       5.550%, 01/01/17                                      2,000         2,037
   Massachusetts State Water
      Authority RB, Series B, MBIA
       5.500%, 03/01/17                                      3,500         3,566


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State Water
      Pollution Abatement Trust RB,
      New Bedford Project, Series A
       5.700%, 02/01/12                                     $1,450        $1,528
       5.700%, 02/01/15                                      3,000         3,127
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 1
       5.600%, 08/01/13                                      2,090         2,161
   Massachusetts State Water
      Pollution Abatement Trust RB,
      Pooled Loan Program, Series 2
       6.125%, 02/01/07                                        730           819
   Massachusetts State Water
      Pollution Abatement Trust
      RB, Series A
       5.450%, 02/01/13                                      1,000         1,022
       5.250%, 08/01/14                                      1,000         1,009
   Massachusetts State Water
      Resource Authority RB,
      Series B, GOA
       5.875%, 11/01/04                                      1,000         1,076
       6.250%, 11/01/10                                      3,175         3,425
   Massachusetts State Water
      Resource Authority RB,
      Series C, GOA
       6.000%, 11/01/05                                      2,000         2,158
       6.000%, 12/01/11                                      2,000         2,218
   Mendon Upton Regional School
      District GO, FGIC
       5.500%, 06/01/15                                      1,405         1,442
       5.500%, 06/01/17                                      1,500         1,537
   Nantucket GO
       6.800%, 12/01/11                                      1,425         1,584
   Nantucket GO, MBIA
       5.250%, 07/15/10                                      2,250         2,323
   Nantucket Islands Land Bank
      GO, Series E
       7.000%, 07/01/05                                      1,505         1,642
   Northampton GO, MBIA
       5.750%, 05/15/16                                        775           807
   Palmer GO, MBIA
       5.500%, 10/01/10                                      1,500         1,541
   Peabody GO, Series A
       5.000%, 08/01/13                                        310           303
       5.000%, 08/01/14                                        510           495

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  MASSACHUSETTS (CONTINUED)
   Southbridge GO, AMBAC
       6.375%, 01/01/12                                  $    500      $    536
   Springfield GO, AMBAC
       5.300%, 08/01/11                                     1,000         1,019
       5.300%, 08/01/13                                     1,000         1,011
   Springfield GO, FSA
       5.000%, 09/01/11                                     1,885         1,892
   University of Lowell Building
      Authority RB, Fifth Series A,
      AMBAC
       5.625%, 11/01/14                                     3,000         3,169
   Uxbridge GO, MBIA
       5.400%, 11/15/16                                       750           763
   Worcester GO, FSA
       6.250%, 10/01/08                                       430           477
   Worcester GO, Series G, MBIA
       5.300%, 07/01/15                                     1,000         1,009
                                                                       --------
                                                                        159,444
                                                                       --------
  PUERTO RICO -- 1.2%
   Puerto Rico Commonwealth
      GO, FSA
       5.500%, 07/01/13                                     1,000         1,031
   Puerto Rico Commonwealth
      GO, Series A
       6.000%, 07/01/06                                     1,000         1,064
                                                                       --------
                                                                          2,095
                                                                       --------
TOTAL MUNICIPAL BONDS
   (Cost $155,293)                                                      161,539
                                                                       --------

REPURCHASE AGREEMENT -- 6.8%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $11,983,124 (collateralized by
      U.S. Treasury Notes:
      total market value
      $12,222,290)                                         11,977        11,977
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $11,977)                                                        11,977
                                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.4%
   (Cost $167,270)                                                     $173,516
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%                                 2,768
                                                                       --------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 17,132,047
   outstanding shares of beneficial interest                            171,301
Accumulated net realized loss
   on investments                                                        (1,263)
Net unrealized appreciation
   on investments                                                         6,246
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $176,284
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $10.29
                                                                       ========

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX

GO--GENERAL OBLIGATION

GOA--GENERAL OBLIGATION OF AUTHORITY

GOI--GENERAL OBLIGATION OF INSTITUTION

RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION

FHA--FEDERAL HOUSING ADMINISTRATION

FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA--FINANCIAL SECURITY ASSURANCE

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

GENERAL OBLIGATION BONDS                                         18%
INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL BONDS                  5%
EDUCATION BONDS                                                   4%
ALTERNATIVE MINIMUM TAX BONDS                                     7%
HOUSING BONDS                                                    14%
OTHER REVENUE BONDS                                              19%
HEALTH CARE BONDS                                                 9%
CASH EQUIVALENTS                                                 13%
TRANSPORTATION BONDS                                              4%
WATER AND SEWER BONDS                                             7%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 86.4%
  RHODE ISLAND -- 73.8%
   Bristol County, Water Authority
      RB, MBIA
       5.200%, 12/01/14                                     $1,000        $1,002
   Cranston GO, MBIA
       6.100%, 06/15/10                                      1,000         1,095
       6.100%, 06/15/15                                      1,000         1,076
   Cumberland GO, MBIA
       5.900%, 10/01/06                                        500           531
   Exeter West Greenwich Regional
      School District GO, MBIA
       5.400%, 11/15/10                                      1,000         1,045
   Kent County Water Authority
      RB, MBIA
       6.000%, 07/15/08                                        500           543
   North Providence GO,
      Series A, MBIA
       6.000%, 07/01/12                                      1,100         1,191
       6.050%, 07/01/13                                        500           543
   Pawtucket GO, FGIC
       5.625%, 04/15/07                                        750           797
       5.750%, 04/15/08                                        500           532
   Providence GO, FSA
       5.050%, 01/15/05                                      1,090         1,120
       5.100%, 01/15/06                                      1,085         1,120

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Providence Housing Development
      Authority RB, Barbara Jordan
      Apartments Project,
      Series A, MBIA
       6.500%, 07/01/09                                     $  440        $  476
   Providence Public Building
      Authority GO, Series A, FSA
       5.400%, 12/15/11                                        500           516
   Rhode Island State Clean Water
      Agency RB, Safe Drinking Water
      Project, Series A, AMBAC
       6.500%, 01/01/09                                        500           557
   Rhode Island State Clean Water
      Agency RB, Series A, MBIA
       6.600%, 10/01/08                                        500           551
       6.750%, 10/01/13                                        500           551
   Rhode Island State Clean Water
      Agency RB, Water
      Protection, MBIA
       5.875%, 10/01/15                                        865           897
   Rhode Island State Convention
      Center Authority RB,
      Series A, AMBAC
       5.500%, 05/15/13                                      1,000         1,023
   Rhode Island State Depositor's
      Economic Protection Agency
      RB, Series A, FSA
       6.500%, 08/01/07                                        500           571
       6.625%, 08/01/19                                      2,300         2,556
   Rhode Island State Depositor's
      Economic Protection Agency
      RB, Series B, MBIA
       5.800%, 08/01/12                                      1,000         1,071
   Rhode Island State Health &
      Educational Building RB, Kent
      Hospital Project, MBIA
       7.000%, 07/01/10                                        500           551
   Rhode Island State Health &
      Educational Building RB,
      Landmark Medical Project, FSA
       5.600%, 10/01/12                                      1,000         1,025
   Rhode Island State Health &
      Educational Building RB,
      New England Institutional
      Project, CONLEE
       5.900%, 03/01/10                                        400           418

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  RHODE ISLAND (CONTINUED)
   Rhode Island State Health &
      Educational Building RB,
      Rhode Island School
      Design, MBIA
       5.625%, 06/01/16                                     $2,000       $ 2,055
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital Project
       7.750%, 07/01/16                                      1,000         1,079
       5.250%, 11/15/16                                      1,000           995
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital
      Project, CONLEE
       6.500%, 11/15/08                                        500           545
   Rhode Island State Health &
      Educational Building RB,
      Roger Williams Hospital Project,
      Pre-refunded @ 102, CONLEE (A)
       7.200%, 11/15/04                                      1,500         1,761
   Rhode Island State Health &
      Educational Building RB,
      Salve Regina Project, CONLEE
       6.200%, 03/15/08                                      1,000         1,078
   Rhode Island State Housing &
      Mortgage Financing RB
       5.550%, 04/01/17                                        500           503
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series 2
       7.700%, 10/01/10                                        500           526
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series 7-B, AMT
       6.700%, 10/01/12                                        750           804
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series 13
       6.700%, 10/01/15                                      2,000         2,158
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series 19-A
       5.700%, 04/01/15                                      1,500         1,528


--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series A, LOC
       5.650%, 10/01/07                                     $1,000       $ 1,035
   Rhode Island State Housing &
      Mortgage Financing RB,
      Series E-1, AMT, FHA
       7.500%, 10/01/11                                        950         1,015
   Rhode Island State Industrial
      Facilities RB
       6.000%, 11/01/14                                      2,250         2,385
   Rhode Island State Industrial
      Facilities RB, AMT, LOC
       6.500%, 03/01/14                                        500           529
   Rhode Island State Port Authority
      & Economic Development
      RB, Shepard Building Project,
      Series B, Pre-refunded @ 102,
      AMBAC (A)
       6.500%, 06/01/04                                        500           563
       6.750%, 06/01/04                                        515           587
   Rhode Island State Student Loan
      Authority RB, Series A, LOC
       6.550%, 12/01/00                                        500           533
   Rhode Island State Student Loan
      Authority RB, Series B,
      AMT, LOC
       6.850%, 12/01/02                                        500           542
   Rhode Island State Student Loan
      Authority RB, Series B, AMT
       7.000%, 12/01/04                                      1,390         1,505
   Rhode Island State Turnpike &
      Bridge Authority RB
       5.000%, 12/01/11                                      1,000           985
       5.350%, 12/01/17                                        605           604
   Villa Excelsior, Housing
      Development Mortgages
      RB, MBIA
       6.650%, 07/01/12                                        475           514
   Warwick GO, Series A, MBIA
       6.600%, 11/15/06                                        500           550
   Westerly GO, AMBAC
       5.850%, 09/15/08                                        450           482
                                                                         -------
                                                                          46,219
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                              PAR (000)   VALUE (000)
--------------------------------------------------------------------------------
  PUERTO RICO -- 12.6%
   Puerto Rico Commonwealth GO
       5.750%, 07/01/17                                      $1,000      $ 1,035
   Puerto Rico Electric Power
      Authority RB
       5.500%, 07/01/16                                       3,000        3,034
   Puerto Rico Highway &
      Transportation Authority RB,
      Series V
       6.375%, 07/01/07                                       1,135        1,220
   Puerto Rico Industrial, Medical &
      Environmental Pollution
      Control RB, PepsiCo Project,
      Series A
       6.250%, 11/15/13                                         500          546
   Puerto Rico Public Education &
      Health Facilities RB,
      Series M, CGTD
       5.750%, 07/01/15                                       2,000        2,045
                                                                         -------
                                                                           7,880
                                                                         -------
TOTAL MUNICIPAL BONDS
   (Cost $51,438)                                                         54,099
                                                                         -------

CASH EQUIVALENTS -- 1.6%
   Federated Tax-Free Money
      Market Fund                                               500          500
   Fidelity Tax-Exempt Money
      Market Fund                                               500          500
                                                                         -------
TOTAL CASH EQUIVALENTS
   (Cost $1,000)                                                           1,000
                                                                         -------

REPURCHASE AGREEMENT -- 11.7%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $7,362,904 (collateralized by
      U.S. Treasury Notes:
      total market value
      $7,500,407)                                             7,359        7,359
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $7,359)                                                           7,359
                                                                         -------

--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.7%
   (Cost $59,797)                                                        $62,458
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                    184
                                                                         -------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 5,958,660
   outstanding shares of beneficial interest                              59,977
Accumulated net realized gain
   on investments                                                              4
Net unrealized appreciation
   on investments                                                          2,661
                                                                         -------
TOTAL NET ASSETS -- 100.0%                                               $62,642
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $10.51
                                                                         =======

(A) PRE-REFUNDED SECURITY. THE PRE-REFUNDED DATE IS SHOWN AS THE MATURITY DATE ON THE STATEMENT OF NET ASSETS.

AMT--ALTERNATIVE MINIMUM TAX

CGTD--COMMONWEALTH GUARANTEED

GO--GENERAL OBLIGATION

LOC--SECURITIES ARE HELD IN CONNECTION WITH A LETTER OF CREDIT ISSUED BY A MAJOR
     COMMERCIAL BANK, OTHER FINANCIAL INSTITUTION, OR GOVERNMENT AGENCY.

RB--REVENUE BOND

THE FOLLOWING ORGANIZATIONS HAVE PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.

AMBAC--AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CONLEE--COLLEGE CONSTRUCTION LOAN INSURANCE ASSOCIATION

FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION

FHA--FEDERAL HOUSING ADMINISTRATION

FSA--FINANCIAL SECURITY ASSURANCE

MBIA--MUNICIPAL BOND INVESTORS ASSURANCE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CASH EQUIVALENTS                                                  7%
COMMON STOCKS                                                    50%
PREFERRED STOCK                                                   1%
ASSET-BACKED SECURITIES                                           5%
CORPORATE OBLIGATIONS                                            15%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                2%
U.S. TREASURY OBLIGATIONS                                        17%
U.S. GOVERNMENT AGENCY OBLIGATIONS                                3%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 50.0%
  AEROSPACE & DEFENSE -- 1.9%
   Raytheon                                                 14,000        $  783
                                                                          ------
  AIR TRANSPORTATION -- 2.0%
   AMR (A)                                                   7,000           848
                                                                          ------
  BASIC INDUSTRIES -- 1.4%
   Willamette Industries                                    16,000           562
                                                                          ------
  CAPITAL GOODS/MACHINERY
  CONSTRUCTION -- 6.3%
   Analog Devices (A)                                        6,700           210
   Dover                                                    10,500           704
   General Electric                                          9,000           664
   Molex                                                     7,100           270
   W.W. Grainger                                             8,500           796
                                                                          ------
                                                                           2,644
                                                                          ------
  CONSUMER NON-DURABLES/
  WHOLESALE TRADE -- 3.2%
   Nestle ADR                                               12,000           898
   Procter & Gamble                                          6,000           458
                                                                          ------
                                                                           1,356
                                                                          ------


--------------------------------------------------------------------------------
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
  ENERGY -- 6.6%
   Baker Hughes                                             16,000        $  670
   Exxon                                                     8,000           488
   Mobil                                                     8,500           611
   Schlumberger                                             12,000           988
                                                                          ------
                                                                           2,757
                                                                          ------
  FINANCIAL SERVICES -- 10.2%
   Allstate                                                 10,000           859
   American International Group                              9,000           907
   BankAmerica                                               8,000           584
   Citicorp                                                  1,900           228
   Federal National Mortgage
      Association                                            6,500           343
   Nationsbank                                               2,500           150
   Norwest                                                  29,000         1,086
   Vesta Insurance Group                                     2,000           110
                                                                          ------
                                                                           4,267
                                                                          ------
  HEALTH CARE -- 5.4%
   American Home Products                                    2,000           140
   Genzyme (A)                                              20,000           536
   Johnson & Johnson                                        12,000           755
   Merck                                                     7,000           662
   Roche Holdings ADR                                        1,800           161
                                                                          ------
                                                                           2,254
                                                                          ------
  MEDICAL PRODUCTS & SERVICES-- 1.3%
   Boston Scientific (A)                                     9,000           407
   Elan ADR (A)                                              2,800           148
                                                                          ------
                                                                             555
                                                                          ------
  SPECIALTY MACHINERY -- 0.5%
   U.S. Filter (A)                                           6,100           191
                                                                          ------
  TECHNOLOGY -- 5.4%
   Cambridge Technology
      Partners (A)                                           3,500           136
   Computer Associates
      International                                         16,500           859
   Hewlett Packard                                           8,000           488
   Lucent Technologies                                       8,500           681
   Sony                                                      1,300           109
                                                                          ------
                                                                           2,273
                                                                          ------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                        SHARES/PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
  TELEPHONES &
    TELECOMMUNICATIONS -- 3.9%
   Ericsson Telephone ADR (A)                              20,000        $   809
   SBC Communications                                      11,000            801
                                                                         -------
                                                                           1,610
                                                                         -------
  WHOLESALE -- 1.9%
   Sysco                                                   17,500            780
                                                                         -------
TOTAL COMMON STOCKS
   (Cost $15,360)                                                         20,880
                                                                         -------

PREFERRED STOCK -- 0.5%
  INSURANCE -- 0.5%
   Hartford Capital II                                      8,000            211
                                                                         -------
TOTAL PREFERRED STOCK
   (Cost $200)                                                               211
                                                                         -------

U.S. TREASURY OBLIGATIONS -- 17.2%
   U.S. Treasury Bonds
       8.125%, 08/15/19                                   $   100            124
       7.250%, 08/15/22                                       500            570
       7.125%, 02/15/23                                       300            338
       6.125%, 11/15/27                                       500            506
   U.S. Treasury Notes
       5.875%, 10/31/98                                       600            601
       5.000%, 01/31/99                                       100             99
       5.500%, 04/15/00                                       200            199
       6.250%, 05/31/00                                       500            505
       6.125%, 07/31/00                                       400            403
       6.125%, 09/30/00                                     1,000          1,008
       5.625%, 11/30/00                                       250            249
       6.500%, 08/15/05                                       500            518
       6.500%, 10/15/06                                     1,000          1,040
       3.375%, 01/15/07                                     1,017          1,003
                                                                         -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $7,023)                                                           7,163
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                             PAR (000)    VALUE (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 15.1%
  FINANCE -- 9.4%
   Allstate
       5.875%, 06/15/98                                   $   100        $   100
   Chase Manhattan
       8.000%, 06/15/99                                       200            205
   Chrysler Financial
       6.230%, 07/17/98                                       320            321
   Ford Motor Credit
       6.750%, 05/15/05                                       100            101
   General Motors Acceptance
       6.625%, 10/01/02                                       200            202
   Morgan Stanley, Dean Witter,
      Discover & Company
       6.375%, 08/01/02                                     1,000          1,000
   Safeco
       6.875%, 07/15/07                                       410            417
   Swiss Bank NY
       7.375%, 06/15/17                                     1,500          1,592
                                                                         -------
                                                                           3,938
                                                                         -------
  INDUSTRIAL -- 5.7%
   CIA Telecom Chile, YB
       7.625%, 07/15/06                                     1,000          1,016
   Ford Motor
       7.250%, 10/01/08                                       250            263
   Sears Roebuck
       6.250%, 01/15/04                                       500            495
   Trans-Canada Pipelines, YB
       9.125%, 04/20/06                                       250            288
   Walt Disney
       6.750%, 03/30/06                                       300            307
                                                                         -------
                                                                           2,369
                                                                         -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $6,219)                                                           6,307
                                                                         -------

ASSET-BACKED SECURITIES -- 4.6%
   Asset Securitization, Series
      1996-MD6, Class A-1B
       6.880%, 11/13/26                                       250            256

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 ASSET ALLOCATION FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                               PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)
   Ford Credit Grantor,
      Series 1994-B, Class A
       7.300%, 10/15/99                                     $   17       $    17
   PNC Student Loan Trust I,
      Series 1997-2, Class A-6
       6.572%, 01/25/04                                        600           607
   Premier Auto Trust, Series
      1993-4, Class A-2
       4.650%, 02/02/99                                         12            12
   Sears Credit Account Master Trust,
      Series 1996-4, Class A
       6.450%, 10/15/06                                        500           507
   Sears Credit Account Master Trust,
      Series 1997-1, Class A
       6.200%, 07/16/07                                        500           502
                                                                         -------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,877)                                                           1,901
                                                                         -------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 3.0%
   Federal National Mortgage
      Association, MTN
       7.070%, 06/25/01                                        500           512
       7.240%, 01/04/07                                        500           509
   Private Export Funding Corporation
       8.400%, 07/31/01                                         25            27
   Tennessee Valley Authority
      Principal STRIPS (B)
       7.813%, 04/15/42                                        500           205
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $1,198)                                                           1,253
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                               PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-
  BACKED OBLIGATIONS -- 1.7%
   Federal National Mortgage
      Association
       6.500%, 03/01/11                                     $  564       $   563
   Government National Mortgage
      Association
       7.500%, 06/15/23                                        161           165
                                                                         -------
TOTAL U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS
   (Cost $717)                                                               728
                                                                         -------

NON-AGENCY MORTGAGE-BACKED
  OBLIGATION -- 0.3%
   Associates Manufactured Housing,
      Series 1997-1, Class A-3
       6.600%, 06/15/28                                        115           116
                                                                         -------
TOTAL NON-AGENCY MORTGAGE-
   BACKED OBLIGATION
   (Cost $115)                                                               116
                                                                         -------

REPURCHASE AGREEMENT -- 6.7%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $2,804,045 (collateralized by
      U.S. Treasury Notes:
      total market value
      $2,858,827)                                            2,803         2,803
                                                                         -------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,803)                                                           2,803
                                                                         -------
TOTAL INVESTMENTS -- 99.1%
   (Cost $35,512)                                                         41,362
                                                                         -------
OTHER ASSETS AND LIABILITIES, NET -- 0.9%                                    392
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 2,956,237
   outstanding shares of beneficial interest                             $35,412
Undistributed net investment income                                          191
Accumulated net realized gain
   on investments                                                            301
Net unrealized appreciation
   on investments                                                          5,850
                                                                         -------
TOTAL NET ASSETS -- 100.0%                                               $41,754
                                                                         =======
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                             $14.12
                                                                         =======


(A) NON-INCOME PRODUCING SECURITY.

(B) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.

ADR--AMERICAN DEPOSITORY RECEIPT

MTN--MEDIUM TERM NOTE

STRIPS--SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

YB--YANKEE BOND


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CASH EQUIVALENTS                   7%
BASIC INDUSTRIES                   7%
CAPITAL GOODS/MACHINERY            3%
CONSUMER DURABLES                  4%
CONSUMER NON-DURABLES              4%
ENERGY                            11%
ENTERTAINMENT                      2%
FINANCIAL SERVICES                 5%
HEALTH CARE                       11%
INSURANCE                          5%
MERCHANDISE STORES                 7%
REAL ESTATE INVESTMENT TRUSTS      4%
RESTAURANTS                       12%
TECHNOLOGY                        18%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.2%
  BASIC INDUSTRIES -- 7.8%
   AK Steel Holding                                      240,000         $ 4,725
   Bemis                                                 178,900           7,536
   Crown Cork & Seal                                     100,000           4,881
   E.I. duPont de Nemours                                100,000           6,056
   Monsanto                                              150,000           6,553
   Nucor                                                 150,000           7,500
   Owens-Illinois (A)                                     66,200           2,243
                                                                         -------
                                                                          39,494
                                                                         -------
  CAPITAL GOODS/MACHINERY
  CONSTRUCTION -- 2.8%
   General Electric                                       80,000           5,900
   Hardinge                                              109,375           4,047
   UCAR International (A)                                102,500           4,094
                                                                         -------
                                                                          14,041
                                                                         -------
  CONSUMER DURABLES -- 4.4%
   Cintas                                                 66,600           2,589
   Corning                                                50,000           2,122
   Newell                                                125,000           5,102
   Rentokil Group                                      3,000,000          12,644
                                                                         -------
                                                                          22,457
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES -- 4.1%
   Coca Cola                                             158,112         $ 9,882
   Gillette                                               60,000           5,539
   Northland Cranberries                                 116,000           1,631
   Wolford AG                                             55,922           4,034
                                                                         -------
                                                                          21,086
                                                                         -------
  ENERGY -- 10.8%
   Amoco                                                  45,000           4,050
   Arakis Energy (A)                                     600,000           1,762
   El Paso Natural Gas                                    50,000           3,069
   Enron                                                 150,000           5,812
   Exxon                                                 150,000           9,150
   Mobil                                                 100,000           7,194
   Nuevo Energy (A)                                       75,000           3,127
   Royal Dutch Petroleum ADR                             125,000           6,586
   Schlumberger                                          150,000          12,347
   Sonat                                                  40,500           1,764
                                                                         -------
                                                                          54,861
                                                                         -------
  ENTERTAINMENT -- 1.7%
   Walt Disney                                            90,000           8,544
                                                                         -------
  FINANCIAL SERVICES -- 5.2%
   BankAmerica                                            80,000           5,840
   Bankers Trust New York                                 50,000           5,928
   Espirito Santo Financial
      Group (A)                                          250,000           5,047
   Household International                                50,000           6,300
   Litchfield Financial (A)                              178,500           3,592
                                                                         -------
                                                                          26,707
                                                                         -------
  HEALTH CARE -- 10.8%
   Abbott Laboratories                                    84,633           5,501
   Aviron (A)                                            100,000           2,175
   Cardinal Health                                       100,000           7,575
   Eli Lilly                                             100,000           6,306
   Guidant                                               100,000           6,425
   Johnson & Johnson                                     100,000           6,294
   Medtronic                                             200,000           9,550
   Sangstat Medical (A)                                   15,000             523
   Sofamor/Danek Group (A)                               125,325           8,820
   Warner Chilcott Laboratories
      ADR                                                125,000           1,719
                                                                         -------
                                                                          54,888
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
  INSURANCE -- 5.1%
   Allstate                                                 100,000    $  8,587
   American International Group                              60,000       6,049
   Chubb                                                     50,000       3,547
   St. Paul                                                 100,000       8,000
                                                                       --------
                                                                         26,183
                                                                       --------
  MERCHANDISE STORES -- 6.6%
   Bed Bath and Beyond (A)                                  300,000      10,012
   Grand Optical Photoservice                                50,000       8,668
   Home Depot                                               250,000      13,984
   Moebel Walther AG                                         33,441         892
                                                                       --------
                                                                         33,556
                                                                       --------
  REAL ESTATE INVESTMENT TRUSTS-- 4.1%
   Felcor Suite Hotels                                      200,000       7,262
   Health Care                                               12,800         327
   Hospitality Properties Trust                             120,000       4,268
   RFS Hotel Investors                                      381,000       7,239
   Storage USA                                               50,000       1,953
                                                                       --------
                                                                         21,049
                                                                       --------
  RESTAURANTS -- 11.8%
   Outback Steakhouse (A)                                    70,000       2,096
   Papa John's International (A)                            228,000       7,581
   Pizza Express                                          1,381,000      19,619
   Rainforest Cafe (A)                                      350,000      12,600
   Wetherspoon J.D                                        3,500,000      18,209
                                                                       --------
                                                                         60,105
                                                                       --------
  TECHNOLOGY -- 19.0%
   Cambridge Technology
      Partners (A)                                          249,000       9,680
   Cisco Systems (A)                                         75,000       6,469
   Intel                                                    190,000      14,749
   Microsoft (A)                                            110,000      15,565
   Oracle (A)                                               225,000       7,495
   Robotic Vision Systems (A)                               500,000       6,906
   SAP AG                                                   100,000      30,800
   Security Dynamics
      Technologies (A)                                      150,000       5,100
                                                                       --------
                                                                         96,764
                                                                       --------
TOTAL COMMON STOCKS
   (Cost $286,377)                                                      479,735
                                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                                               PAR (000)  VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.6%
   Goldman Sachs
      5.450%, dated 11/28/97, matures
      12/01/97, repurchase price
      $33,886,468 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $34,557,638)                                          $33,871    $ 33,871
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $33,871)                                                        33,871
                                                                       --------
TOTAL INVESTMENTS -- 100.8%
   (Cost $320,248)                                                      513,606
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.8%)                              (4,209)
                                                                       --------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 26,672,098
   outstanding shares of beneficial interest                            317,732
Undistributed net investment income                                         482
Accumulated net realized loss
   on investments                                                        (2,175)
Net unrealized appreciation
   on investments                                                       193,358
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $509,397
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $19.10
                                                                       ========

(A)  NON-INCOME PRODUCING SECURITY.

ADR--AMERICAN DEPOSITORY RECEIPT


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 GROWTH FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CASH EQUIVALENTS                   6%
BASIC INDUSTRIES                   4%
CAPITAL GOODS/CONSTRUCTION         6%
CONSUMER DURABLES                  3%
CONSUMER NON-DURABLES              6%
ENERGY                            13%
FINANCIAL SERVICES                 4%
HEALTH CARE                       11%
INSURANCE                          3%
MEDICAL PRODUCTS & SERVICES        2%
MERCHANDISE STORES                 3%
RESTAURANTS                       15%
TECHNOLOGY                        18%
TELEPHONES & COMMUNICATIONS        6%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.8%
  AIR TRANSPORTATION -- 0.4%
   Virgin Express Holdings (A)                              70,000       $ 1,155
                                                                         -------
  AUTOMOTIVE -- 0.2%
   Noble International (A)                                  75,000           670
                                                                         -------
  BASIC INDUSTRIES -- 4.3%
   AK Steel Holding                                        150,000         2,953
   Nucor                                                    75,000         3,750
   Sealed Air (A)                                           28,050         1,595
   Willamette Industries                                   120,000         4,215
                                                                         -------
                                                                          12,513
                                                                         -------
  CAPITAL GOODS/CONSTRUCTION-- 5.6%
   Elbit Vision Systems (A)                                 45,000           456
   Gildemeister Italiana                                   500,000         1,737
   Hardinge                                                 50,000         1,850
   Manitowoc                                               150,000         4,997
   Rentokil Group                                        1,000,000         4,215
   UCAR International (A)                                   75,000         2,995
                                                                         -------
                                                                          16,250
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
  CONSUMER DURABLES -- 3.0%
   Bolder Technologies (A)                                  35,000       $   389
   Cintas                                                   58,400         2,270
   Danaher                                                  25,000         1,469
   Dekalb Genetics, Class B                                 26,100         1,015
   Miller Herman                                            73,800         3,745
                                                                         -------
                                                                           8,888
                                                                         -------
  CONSUMER NON-DURABLES -- 6.1%
   Coca Cola                                                26,675         1,667
   Jones Apparel Group (A)                                  25,100         1,224
   Liz Claiborne                                            33,075         1,662
   Northland Cranberries                                   250,000         3,516
   Regal Cinemas (A)                                       200,000         5,100
   Robert Half International (A)                            84,675         3,308
   Wolford AG                                               19,332         1,395
                                                                         -------
                                                                          17,872
                                                                         -------
  ENERGY -- 13.6%
   Arakis Energy (A)                                       600,000         1,762
   Baker Hughes                                             18,050           756
   Basin Exploration (A)                                   150,000         2,775
   Cal Dive International (A)                               30,000           885
   Callon Petroleum (A)                                    115,000         2,041
   Clayton Williams Energy (A)                              57,500           906
   Domain Energy (A)                                       100,000         1,663
   Global Marine (A)                                       112,000         2,947
   Halliburton                                              51,650         2,786
   Helmerich & Payne                                        16,200         1,232
   KCS Energy                                              300,000         7,125
   Maverick Tube (A)                                       120,000         3,427
   Nuevo Energy (A)                                         60,000         2,501
   Seagull Energy (A)                                       51,100         1,166
   St. Mary Land & Exploration                             100,000         4,137
   Stone Energy (A)                                        100,000         2,875
   Tosco                                                    21,900           713
                                                                         -------
                                                                          39,697
                                                                         -------
  FINANCIAL SERVICES -- 4.1%
   BankAmerica                                              18,850         1,376
   Espirito Santo Financial
      Group (A)                                             80,000         1,615

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
  FINANCIAL SERVICES (CONTINUED)
   Euronet Services (A)                                     127,200      $   922
   Fifth Third Bancorp                                       13,668          964
   Household International                                   20,000        2,520
   MBNA                                                      35,718          949
   Redwood Trust                                             55,000        1,392
   Star Banc                                                 42,600        2,300
                                                                         -------
                                                                          12,038
                                                                         -------
  HEALTH CARE -- 10.7%
   Arterial Vascular (A)                                     60,000        3,322
   Aviron (A)                                                50,000        1,087
   Biosite Diagnostics (A)                                   70,000          569
   Boston Biomedica (A)                                      62,500          383
   Dentsply International                                    95,000        2,577
   Enamelon (A)                                             155,000        2,616
   Healthcare Compare (A)                                    75,000        3,909
   Healthsouth Rehabilitation (A)                            21,800          572
   Hyseq (A)                                                100,000        1,275
   Medtronic                                                 47,450        2,266
   Merck                                                     20,000        1,891
   Omnicare                                                 100,000        2,887
   Sabratek Corp (A)                                        125,000        3,266
   Sangstat Medical (A)                                     125,000        4,359
   World Heart (A)                                          100,000          425
                                                                         -------
                                                                          31,404
                                                                         -------
  INSURANCE -- 2.6%
   American International Group                              15,262        1,539
   Executive Risk                                            30,000        1,950
   MGIC Investment                                           43,650        2,551
   Preferred Employers
      Holdings (A)                                           60,000          472
   Travelers                                                 21,750        1,098
                                                                         -------
                                                                           7,610
                                                                         -------
  MEDICAL PRODUCTS & SERVICES -- 2.4%
   Sofamor/Danek Group (A)                                   43,050        3,030
   Theragenics (A)                                          100,000        4,013
                                                                         -------
                                                                           7,043
                                                                         -------

--------------------------------------------------------------------------------
DESCRIPTION                                                SHARES    VALUE (000)
--------------------------------------------------------------------------------
  MERCHANDISE STORES -- 3.2%
   Bed Bath and Beyond (A)                                  210,500      $ 7,025
   Grand Optical Photoservice                                12,000        2,080
   Moebel Walther AG                                         13,371          356
                                                                         -------
                                                                           9,461
                                                                         -------
  MISCELLANEOUS BUSINESS SERVICES -- 0.1%
   Pierce Leahy (A)                                          17,000          414
                                                                         -------
  RESTAURANTS -- 14.5%
   Famous Dave's of America (A)                             260,000        4,225
   Pizza Express                                            779,000       11,067
   Rainforest Cafe (A)                                      275,000        9,900
   Telepizza                                                 50,000        4,137
   Wetherspoon J.D                                        2,500,000       13,007
                                                                         -------
                                                                          42,336
                                                                         -------
  TECHNOLOGY -- 17.8%
   Analog Devices (A)                                        73,900        2,319
   Applied Graphics
      Technologies (A)                                      117,200        5,450
   Barringer Technologies (A)                                25,000          270
   Barringer Technologies
      Warrant (A)                                            25,000           25
   Cambridge Technology
      Partners (A)                                           75,000        2,916
   Cisco Systems (A)                                         55,950        4,826
   Data Dimensions (A)                                       75,000        1,369
   Genrad (A)                                               100,000        2,656
   I2 Technologies (A)                                       50,000        2,275
   Intel                                                     63,700        4,945
   Leitch Technology                                        155,000        4,141
   Microsoft (A)                                             17,850        2,526
   Qlogic (A)                                                40,300        1,335
   Robotic Vision Systems (A)                               249,000        3,439
   SAP AG                                                    10,000        3,080
   Security Dynamics
      Technologies (A)                                       75,000        2,550
   Viisage Technology (A)                                    70,000          464
   Visio (A)                                                200,000        7,525
                                                                         -------
                                                                          52,111
                                                                         -------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                         SHARES/PAR (000) VALUE (000)
--------------------------------------------------------------------------------
  TELEPHONES & TELECOMMUNICATIONS -- 5.9%
   Asia Pacific Wire & Cable (A)                           100,000     $    900
   Ciena (A)                                                75,000        4,050
   PLD Telekom (A)                                         200,000        1,313
   Teleport Communications
      Group (A)                                             50,000        2,450
   Transcrypt International (A)                            205,000        4,766
   Worldcom (A)                                            120,000        3,840
                                                                       --------
                                                                         17,319
                                                                       --------
  UTILITIES -- 0.3%
   AES (A)                                                  27,400        1,004
                                                                       --------
TOTAL COMMON STOCKS
   (Cost $209,038)                                                      277,785
                                                                       --------

REPURCHASE AGREEMENT -- 6.0%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $17,485,325 (collateralized by
      U.S. Treasury Notes:
      total market value
      $17,827,519)                                       $  17,477       17,477
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $17,477)                                                        17,477
                                                                       --------
TOTAL INVESTMENTS -- 100.8%
   (Cost $226,515)                                                      295,262
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- (0.8%)                              (2,248)
                                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 23,282,801
   outstanding shares of beneficial interest                           $224,978
Distributions in excess of
   net investment income                                                   (584)
Accumulated net realized loss
   on investments                                                          (127)
Net unrealized appreciation
   on investments                                                        68,747
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $293,014
                                                                       ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $12.59
                                                                       ========

(A)  NON-INCOME PRODUCING SECURITY


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

[PIE CHART OMITTED--PLOT POINTS AS FOLLOWS:]

CANADA                   5%
EMERGING MARKETS        11%
FRANCE                   8%
GERMANY                 12%
JAPAN                   15%
NETHERLANDS              7%
OTHER EUROPE            17%
OTHER PACIFIC RIM        1%
UNITED STATES            7%
UNITED KINGDOM          17%

% OF TOTAL PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 92.8%
  AUSTRALIA -- 1.0%
   Fosters Brewing Group                                1,186,400        $ 2,194
   Smith (Howard)                                         292,900          2,279
                                                                         -------
                                                                           4,473
                                                                         -------
  CANADA -- 5.4%
   Bank of Nova Scotia                                    156,960          6,878
   Newbridge Networks
      Corporation                                         155,370          6,545
   Newcourt Credit Group                                  192,200          6,060
   Northern Telecom                                        25,660          2,317
   Northern Telecom ADR                                    25,610          2,300
                                                                         -------
                                                                          24,100
                                                                         -------
  CHILE -- 0.9%
   Compania Cervecerias
      Unidas ADR                                           57,000          1,539
   Enersis ADR                                             78,180          2,336
                                                                         -------
                                                                           3,875
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
  CHINA -- 0.7%
   China Telecom (Hong Kong)                              580,000        $   968
   Guangdong Kelon Electric
      Holding                                           1,956,000          2,176
                                                                         -------
                                                                           3,144
                                                                         -------
  FINLAND -- 1.9%
   Nokia, Series A                                         86,487          6,950
   Orion-Yhtyma, Series B                                  42,500          1,636
                                                                         -------
                                                                           8,586
                                                                         -------
  FRANCE -- 8.3%
   Accor                                                   39,610          7,491
   Alcatel Alsthom                                         59,302          7,436
   Atos (Ex-Axime) (A)                                     36,232          4,814
   Axa UAP                                                 33,836          2,456
   Cap Gemini                                              30,000          2,557
   Promodes                                                 7,429          2,732
   Societe BIC                                             67,943          4,717
   Synthelabo                                              39,191          4,981
                                                                         -------
                                                                          37,184
                                                                         -------
  GERMANY -- 11.4%
   Adidas                                                  50,441          7,124
   Allianz                                                 31,871          7,538
   Bayerische Vereinsbank                                  86,858          5,158
   Deutsche Bank                                          148,214          9,563
   Deutsche Pfandbrief &
      Hypothekenbank                                       85,711          4,862
   Muenchener Rueckversicherungs-
      Gesellschaft                                          8,042          2,511
   Sap AG                                                  24,442          7,126
   SGL Carbon                                              35,725          4,610
   Volkswagen                                               4,393          2,494
                                                                         -------
                                                                          50,986
                                                                         -------
  HUNGARY -- 0.6%
   Gedeon Richter GDR                                      27,000          2,535
                                                                         -------
  INDIA -- 0.4%
   Hindalco Industries GDR                                 77,535          1,745
                                                                         -------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INTERNATIONAL EQUITY FUND (CONCLUDED)
--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
  INDONESIA -- 0.5%
   PT Daya Guna Samudera                               2,000,000         $ 2,115
   PT Indofood Sukses Makmur                             140,000              92
                                                                         -------
                                                                           2,207
                                                                         -------
  IRELAND -- 0.4%
   CRH 132,259                                             1,550
   CRH (UK)                                               25,436             299
                                                                         -------
                                                                           1,849
                                                                         -------
  ITALY -- 3.9%
   Credito Italiano                                    2,849,453           7,805
   ENI                                                   812,595           4,745
   Telecom Italia                                        763,156           4,759
                                                                         -------
                                                                          17,309
                                                                         -------
  JAPAN -- 15.5%
   Bank of Tokyo-
      Mitsubishi Bank                                        500               7
   Canon                                                 205,000           4,949
   Fujitsu                                               432,000           4,842
   Hirose Electric                                        47,400           2,850
   Hitachi Credit                                        244,000           4,724
   Ito Yokado                                             51,000           2,303
   Keyence                                                    40               6
   Nichiei                                                47,000           5,158
   Nippon Comsys                                             700               9
   NTT Data                                                  107           5,200
   Omron                                                 287,000           4,904
   Ricoh                                                 560,000           6,760
   Rohm                                                   73,000           7,210
   Shinko Electric Industries                             59,000           2,382
   Sony                                                   91,100           7,783
   TDK                                                    50,000           4,076
   Terumo                                                275,000           4,311
   Tokyo Electron                                         52,000           1,993
                                                                         -------
                                                                          69,467
                                                                         -------
  MEXICO -- 4.8%
   ALFA, Class A                                         324,930           2,446
   Cemex ADR                                             551,900           5,445
   Cifra, Series B                                     1,304,000           2,747
   Femsa (Fomento Economico
      Mexicano), Series B                              1,327,000          10,941
                                                                         -------
                                                                          21,579
                                                                         -------


--------------------------------------------------------------------------------
DESCRIPTION                                               SHARES     VALUE (000)
--------------------------------------------------------------------------------
  NETHERLANDS -- 6.5%
   Getronics                                             204,904         $ 7,043
   Hunter Douglas                                        118,868           4,731
   Koninklijke Ahold                                      95,953           2,559
   Nutricia Vereenigde Bedrijven                         173,684           4,929
   Philips Electronics                                    87,600           5,788
   Randstad Holdings                                     117,302           4,356
                                                                         -------
                                                                          29,406
                                                                         -------
  NORWAY -- 1.0%
   Petroleum-Geo Services                                 31,902           2,055
   Tomra Systems                                          91,122           2,346
                                                                         -------
                                                                           4,401
                                                                         -------
  POLAND -- 0.1%
   Mostostal Export                                      139,740             376
                                                                         -------
  PORTUGAL -- 2.1%
   Banco Comercial Portugues                             246,225           5,195
   Electricidade de Portugal                             136,542           2,469
   Jeronimo Martins                                       60,997           1,929
                                                                         -------
                                                                           9,593
                                                                         -------
  SOUTH AFRICA -- 0.1%
   Billiton                                              140,000             346
                                                                         -------
  SOUTH KOREA -- 0.1%
   Cho Hung Bank GDS                                     163,000             387
                                                                         -------
  SPAIN -- 0.5%
   Sol Melia                                              67,000           2,500
                                                                         -------
  SWEDEN -- 4.7%
   Atlas Copco, Series A                                 145,169           4,459
   Atlas Copco, Series B                                  15,000             461
   Autoliv                                                58,544           2,217
   Electrolux AB, Series B                                88,647           6,985
   Ericsson LM, Series B                                 166,651           6,803
                                                                         -------
                                                                          20,925
                                                                         -------
  SWITZERLAND -- 4.3%
   Adecco                                                 14,000           4,129
   Novartis                                                8,000          12,796
   Union Bank of Switzerland                               1,800           2,294
                                                                         -------
                                                                          19,219
                                                                         -------

                                                               BOSTON 1784 FUNDS

================================================================================

--------------------------------------------------------------------------------
DESCRIPTION                                                 SHARES   VALUE (000)
--------------------------------------------------------------------------------
  TAIWAN -- 0.9%
   ASE Test                                                  42,000    $  2,352
   Taipei Fund (A)                                              140       1,380
   Taipei Fund Units (A)                                         36         355
                                                                       --------
                                                                          4,087
                                                                       --------
  UNITED KINGDOM -- 16.8%
   Amvescap                                                 513,024       3,709
   Azlan Group                                            1,051,200         977
   Bank of Scotland                                         582,276       4,947
   British Aerospace                                        165,963       4,530
   British Petroleum                                        333,740       4,583
   British-Borneo Petrol
      Syndicate                                             549,999       4,088
   Dixons Group                                             412,664       4,695
   Glaxo Wellcome                                           537,911      12,494
   Granada Group                                            349,886       5,006
   Sema Group                                               208,841       4,642
   Shell Transportation
      & Trading                                           1,382,815       9,413
   Smithkline Beecham                                       797,392       7,408
   Tesco                                                    579,820       4,684
   WPP Group                                                985,000       4,393
                                                                       --------
                                                                         75,569
                                                                       --------
TOTAL FOREIGN COMMON STOCKS
   (Cost $371,076)                                                      415,848
                                                                       --------

FOREIGN PREFERRED STOCK -- 0.6%
  GERMANY -- 0.6%
   Porsche                                                    1,682       2,614
                                                                       --------
TOTAL FOREIGN PREFERRED STOCK
   (Cost $2,319)                                                          2,614
                                                                       --------

--------------------------------------------------------------------------------
DESCRIPTION                                                PAR (000) VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.8%
   Paine Webber
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $26,097,612 (collateralized by
      U.S. Treasury Notes:
      total market value
      $26,612,793)                                          $26,085    $ 26,085
                                                                       --------
TOTAL REPURCHASE AGREEMENT
   (Cost $26,085)                                                        26,085
                                                                       --------
TOTAL INVESTMENTS -- 99.2%
   (Cost $399,480)                                                      444,547
                                                                       --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%                                 3,628
                                                                       --------

NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 37,257,332
   outstanding shares of beneficial interest                            402,658
Accumulated net realized loss
   on investments                                                        (3,487)
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation of
   other assets and liabilities in
   foreign currency                                                         183
Net unrealized appreciation
   on investments                                                        45,067
Undistributed net investment income                                       3,754
                                                                       --------
TOTAL NET ASSETS -- 100.0%                                             $448,175
                                                                       ========
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                            $12.03
                                                                       ========

(A)  NON-INCOME PRODUCING SECURITY

ADR--AMERICAN DEPOSITORY RECEIPT

GDR--GLOBAL DEPOSITORY RECEIPT

GDS--GLOBAL DEPOSITORY SHARE


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
================================================================================
FOR THE SIX MONTH PERIOD ENDED NOVEMBER 30, 1997 (EXCEPT WHERE NOTED)

                                                                              BOSTON                                   BOSTON
                                                BOSTON         BOSTON          1784         BOSTON                      1784
                                                 1784           1784           PRIME         1784         BOSTON   U.S. GOVERNMENT
                                               TAX-FREE     U.S. TREASURY      MONEY      SHORT-TERM       1784      MEDIUM-TERM
                                             MONEY MARKET   MONEY MARKET      MARKET        INCOME        INCOME       INCOME
                                                 FUND           FUND           FUND          FUND          FUND         FUND
                                             =====================================================================================
INCOME:
  DIVIDEND INCOME                              $    --         $    --        $   --         $   --       $   800      $    --
  INTEREST INCOME                               17,322          10,485         3,503          6,100        11,197        7,561
  LESS: FOREIGN TAXES WITHHELD                      --              --            --             --            --           --
                                               -------         -------        ------         ------       -------      -------
    TOTAL INCOME                                17,322          10,485         3,503          6,100        11,997        7,561
                                               -------         -------        ------         ------       -------      -------
EXPENSES:
  INVESTMENT ADVISORY FEES                       1,792             756           246            480         1,310          828
  LESS: WAIVER OF INVESTMENT
    ADVISORY FEES                                   --             (84)          (39)            --          (102)         (74)
  ADMINISTRATOR FEES                               328             139            45             70           130           82
  SHAREHOLDER SERVICING FEES                        --             189            62             --            --           --
  12B-1 FEES                                        --              --            --            240           443          280
  LESS: WAIVER OF 12B-1 FEES                        --              --            --           (240)         (443)        (280)
  TRANSFER AGENT FEES & EXPENSES                    55             147            42             11            20            8
  REGISTRATION FEES                                 64              12             2             18            11            6
  TRUSTEE FEES                                       8               5             1              3             6            5
  PRINTING                                          32               7            10              3             8            5
  AMORTIZATION OF DEFERRED
    ORGANIZATIONAL COSTS                             7               7             6             --            --            7
  PROFESSIONAL FEES                                 45               9            13              5             4            2
  CUSTODIAN FEES                                    28              32            10             13            18           14
  OTHER EXPENSES                                    32              10             2              3            11           12
                                               -------         -------        ------         ------       -------      -------
    TOTAL EXPENSES, NET OF WAIVERS               2,391           1,229           400            606         1,416          895
                                               -------         -------        ------         ------       -------      -------
NET INVESTMENT INCOME (LOSS)                    14,931           9,256         3,103          5,494        10,581        6,666
                                               -------         -------        ------         ------       -------      -------
  NET REALIZED GAIN (LOSS)
    ON INVESTMENTS                                 (10)              3            --            517         2,174          949
  NET REALIZED GAIN (LOSS) FROM FORWARD FOREIGN
    CURRENCY CONTRACTS AND FOREIGN
    CURRENCY TRANSACTIONS                           --              --            --             --            --           --
  NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) ON INVESTMENTS                   --              --            --          1,127         7,688        3,840
  NET CHANGE IN UNREALIZED
    APPRECIATION ON FORWARD FOREIGN
    CURRENCY CONTRACTS, FOREIGN CURRENCIES
    AND TRANSLATION OF OTHER ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCY                                --              --            --             --            15           --
                                               -------         -------        ------         ------       -------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY              (10)              3            --          1,644         9,877        4,789
                                               -------         -------        ------         ------       -------      -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $14,921         $ 9,259        $3,103         $7,138       $20,458      $11,455
                                               =======         =======        ======         ======       =======      =======

(1) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. REFLECTS OPERATIONS FOR THE PERIOD JUNE 30, 1997 TO NOVEMBER 30, 1997.




                                                               BOSTON 1784 FUNDS
================================================================================
     BOSTON        BOSTON       BOSTON       BOSTON       BOSTON
      1784          1784         1784         1784         1784        BOSTON     BOSTON                BOSTON
   TAX-EXEMPT    CONNECTICUT    FLORIDA  MASSACHUSETTS  RHODE ISLAND    1784       1784      BOSTON      1784
   MEDIUM-TERM   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT      ASSET   GROWTH AND    1784   INTERNATIONAL
     INCOME        INCOME       INCOME       INCOME       INCOME     ALLOCATION   INCOME     GROWTH     EQUITY
      FUND          FUND       FUND (1)       FUND         FUND         FUND       FUND       FUND       FUND
==================================================================================================================

  $    --         $   --       $   --        $   --       $   --      $  131    $ 2,965    $   718   $  2,538
    7,305          2,972        1,054         4,351        1,606         602        698        363        646
       --             --           --            --           --          --        (49)       (46)      (200)
  -------         ------       ------        ------       ------      ------    -------    -------   --------
    7,305          2,972        1,054         4,351        1,606         733      3,614      1,035      2,984
  -------         ------       ------        ------       ------      ------    -------    -------   --------

      986            397          142           598          217         148      1,831      1,069      2,551
      (97)           (45)         (27)          (65)         (34)         --         --         --         --
       98             39           14            59           21          15        181        106        187
       --             --           --            --           --          --         --         --         --
      333            134           48           202           73          50        618        361        638
     (333)          (134)         (48)         (202)         (73)        (50)      (618)      (361)      (638)
       17             12            7            16            8          13         53         24         23
       16              3            7            11            4           1         16         18         23
        5              2           --             2            2           1          4          2          7
        4              3            1             3            2           1          9          9          2

        7             --            1             7            1           6          7          2         --
        4              5            1             3            2           1          6         14         --
       11              7            6             9            9           6         52         18        326
       15              6            1             4            2           2         27          4          9
  -------         ------       ------        ------       ------      ------    -------    -------   --------
    1,066            429          153           647          234         194      2,186      1,266      3,128
  -------         ------       ------        ------       ------      ------    -------    -------   --------
    6,239          2,543          901         3,704        1,372         539      1,428       (231)      (144)
  -------         ------       ------        ------       ------      ------    -------    -------   --------

    1,200            165           87            79           58       1,468       (820)     3,251     (3,407)


       --             --           --            --           --          --         --         --       (727)

    6,184          2,575          767         4,294        1,230       1,955     50,965     21,541    (34,844)





       --             --           --            --           --          --         --         --        149
  -------         ------       ------        ------       ------      ------    -------    -------   --------

    7,384          2,740          854         4,373        1,288       3,423     50,145     24,792    (38,829)
  -------         ------       ------        ------       ------      ------    -------    -------   --------

  $13,623         $5,283       $1,755        $8,077       $2,660      $3,962    $51,573    $24,561   $(38,973)
  =======         ======       ======        ======       ======      ======    =======    =======   ========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      64 & 65

STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
================================================================================

                                             BOSTON                 BOSTON                   BOSTON                    BOSTON
                                              1784                   1784                     1784                      1784
                                            TAX-FREE             U.S. TREASURY                PRIME                  SHORT-TERM
                                          MONEY MARKET           MONEY MARKET             MONEY MARKET                 INCOME
                                              FUND                   FUND                     FUND                      FUND
                                        ============================================================================================

                                         6/1/97     6/1/96    6/1/97    6/1/96    6/1/97     1/1/97     1/1/96    6/1/97   6/1/96
                                           TO        TO         TO       TO        TO          TO         TO        TO       TO
                                        11/30/97   5/31/97   11/30/97   5/31/97  11/30/97  5/31/97(1)  12/31/96  11/30/97  5/31/97
                                        --------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 NET INVESTMENT INCOME               $  14,931  $    22,285 $   9,256  $  12,140 $   3,103  $   2,378  $  10,146 $  5,494  $  8,149
  NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                          (10)         (94)        3         20        --         --          4      517      (896)
  NET CHANGE IN UNREALIZED
   APPRECIATION ON INVESTMENTS              --           --        --         --        --         --         --    1,127       506
  NET CHANGE IN UNREALIZED APPRECIATION
   ON FORWARD CURRENCY CONTRACTS, FOREIGN
   CURRENCIES AND TRANSLATION OF OTHER
   ASSETS AND LIABILITIES IN
   FOREIGN CURRENCY                         --           --        --         --        --         --         --       --        --
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
  NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS            14,921       22,191     9,259     12,160     3,103      2,378     10,150    7,138     7,759
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME                (14,933)     (22,285)   (9,258)   (12,143)   (3,103)    (2,378)   (10,146)  (5,494)   (8,167)
  REALIZED CAPITAL GAINS                    --           --        --         --        --         --         --       --        --
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
  TOTAL DISTRIBUTIONS                  (14,933)     (22,285)   (9,258)   (12,143)   (3,103)    (2,378)   (10,146)  (5,494)   (8,167)
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
SHARE TRANSACTIONS:
  CAPITAL CONTRIBUTION FROM ADVISER         --           --        --         --        --         --        124       --        --
  VALUE FROM SHARES ISSUED IN CONNECTION
   WITH ACQUISITION OF COMMON TRUST
   FUND ASSETS                              --           --        --         --        --         --         --       --        --
  VALUE FROM SHARES ISSUED IN
   REORGANIZATION (3)                       --           --        --    320,110        --         --         --       --    43,620
  PROCEEDS FROM SHARES ISSUED          724,538    1,353,963   301,175    402,271   192,681    184,607    326,422   16,858   117,953
  REINVESTMENT OF CASH DISTRIBUTIONS     2,215        3,660     8,937     11,681     1,810      1,497      2,371    3,372     4,503
   COST OF SHARES REDEEMED            (647,859)  (1,061,545) (337,177)  (422,784) (180,868)  (156,234)  (445,825) (27,068)  (58,018)
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
  SHARE TRANSACTIONS                    78,894      296,078   (27,065)   311,278    13,623     29,870   (116,908)  (6,838)  108,058
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
  TOTAL INCREASE (DECREASE) IN
   NET ASSETS                           78,882      295,984   (27,064)   311,295    13,623     29,870   (116,904)  (5,194)  107,650

NET ASSETS:
  BEGINNING OF PERIOD                  845,612      549,628   390,294     78,999   123,099     93,229    210,133  194,033    86,383
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
NET ASSETS:
  END OF PERIOD                      $ 924,494  $   845,612 $ 363,230  $ 390,294 $ 136,722  $ 123,099  $  93,229 $188,839  $194,033
                                     =========  =========== =========  ========= =========  =========  ========= ========  ========
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN CONNECTION WITH
   ACQUISITION OF COMMON TRUST
   FUND ASSETS                              --           --        --         --        --         --         --       --        --
  SHARES ISSUED
   IN REORGANIZATION (3)                    --           --        --    320,110        --         --         --       --     4,325
  SHARES ISSUED                        724,538    1,353,963   301,175    402,271   192,681    184,607    326,422    1,677    11,771
  SHARES ISSUED IN LIEU OF CASH
   DISTRIBUTIONS                         2,215        3,660     8,937     11,681     1,810      1,497      2,371      335       451
  SHARES REDEEMED                     (647,859)  (1,061,545) (337,177)  (422,784) (180,868)  (156,234)  (445,825)  (2,693)   (5,809)
                                     ---------  ----------- ---------  --------- ---------  ---------  --------- --------  --------
  NET INCREASE (DECREASE) IN
   CAPITAL SHARES                       78,894      296,078   (27,065)   311,278    13,623     29,870   (117,032)    (681)   10,738
                                     =========  =========== =========  ========= =========  =========  ========= ========  ========

(1)UNTIL DECEMBER 9, 1996, BOSTON 1784 PRIME MONEY MARKET FUND WAS KNOWN AS BAYFUNDS MONEY MARKET PORTFOLIO. THE FUND
   CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO MAY 31.
(2)BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997.
(3)ON NOVEMBER 25, 1996, THE ASSETS OF FOUR PORTFOLIOS OF BAYFUNDS WERE REORGANIZED WITH CERTAIN BOSTON 1784 FUNDS.
   PLEASE SEE THE NOTES TO THE FINANCIAL STATEMENTS FOR FURTHER INFORMATION REGARDING THESE TRANSACTIONS.




                                                                                                BOSTON 1784 FUNDS
=================================================================================================================


                         BOSTON              BOSTON               BOSTON          BOSTON           BOSTON
                          1784                1784                 1784            1784             1784
      BOSTON         U.S. GOVERNMENT       TAX-EXEMPT           CONNECTICUT       FLORIDA       MASSACHUSETTS
       1784            MEDIUM-TERM         MEDIUM-TERM          TAX-EXEMPT      TAX-EXEMPT       TAX-EXEMPT
      INCOME             INCOME              INCOME               INCOME          INCOME           INCOME
       FUND               FUND                FUND                 FUND            FUND             FUND
=================================================================================================================

  6/1/97   6/1/96    6/1/97    6/1/96    6/1/97    6/1/96     6/1/97    6/1/96     6/30/97     6/1/97    6/1/96
    TO       TO        TO        TO        TO        TO         TO        TO         TO          TO        TO
 11/30/97  5/31/97  11/30/97   5/31/97  11/30/97   5/31/97   11/30/97   5/31/97 11/30/97 (2)  11/30/97   5/31/97
-----------------------------------------------------------------------------------------------------------------

 $ 10,581 $ 18,143  $  6,666 $ 12,118   $  6,239  $ 11,066   $ 2,543   $  4,518  $    901     $  3,704  $  6,057
    2,174   (2,487)      949   (2,236)     1,200     1,674       165         31        87           79      (447)

    7,688    4,925     3,840    3,128      6,184     3,983     2,575      1,816       767        4,294     3,226




       15       --        --       --         --        --        --         --        --           --        --
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

   20,458   20,581    11,455   13,010     13,623    16,723     5,283      6,365     1,755        8,077     8,836
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------


  (10,913) (18,013)   (6,666) (12,118)    (6,239)  (11,066)   (2,543)    (4,518)     (901)      (3,704)   (6,057)
       --   (2,124)       --       --     (2,598)   (1,723)     (192)       (41)      (86)          --        --
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------
  (10,913) (20,137)   (6,666) (12,118)    (8,837)  (12,789)   (2,735)    (4,559)     (987)      (3,704)   (6,057)
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

       --       --        --       --         --        --        --         --        --           --        --

       --       --        --       --         --        --        --         --    41,223           --        --

       --   51,241        --       --         --        --        --         --        --           --        --
   44,511   84,395    30,321   68,956     29,026    70,317    15,406     31,723     7,231       35,647    64,278
    2,148    4,890       670    1,552      2,711     1,730       593        683        86          982     1,602
  (26,198) (41,214)  (10,350) (29,753)   (10,781)  (22,242)   (7,693)   (12,549)   (1,493)     (12,177)  (27,819)
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

   20,461   99,312    20,641   40,755     20,956    49,805     8,306     19,857    47,047       24,452    38,061
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

   30,006   99,756    25,430   41,647     25,742    53,739    10,854     21,663    47,815       28,825    40,840

  334,778  235,022   209,141  167,494    250,526   196,787   103,104     81,441        --      147,459   106,619
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

 $364,784 $334,778  $234,571 $209,141   $276,268  $250,526  $113,958   $103,104  $ 47,815     $176,284  $147,459
 ======== ========  ======== ========   ========  ========  ========   ========  ========     ========  ========




       --       --        --       --         --        --        --        --      4,122           --        --

       --    5,014        --       --         --        --        --        --         --           --        --
    4,361    8,371     3,195    7,349      2,800     6,949     1,456      3,076       713        3,493     6,482
      210      484        70      166        262       170        56         66         8           96       161
   (2,570)  (4,100)   (1,090)  (3,167)    (1,039)   (2,201)     (727)    (1,217)     (147)      (1,193)   (2,807)
 -------- --------  -------- --------   --------  --------  --------   --------  --------     --------  --------

    2,001    9,769     2,175    4,348      2,023     4,918       785      1,925     4,696        2,396     3,836
 ======== ========  ======== ========   ========  ========  ========   ========  ========     ========  ========

                                    66 & 67


STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
=======================================================================================================================
                                  BOSTON
                                   1784            BOSTON            BOSTON                             BOSTON
                               RHODE ISLAND         1784              1784            BOSTON             1784
                                TAX-EXEMPT          ASSET          GROWTH AND          1784          INTERNATIONAL
                                  INCOME         ALLOCATION          INCOME           GROWTH            EQUITY
                                   FUND             FUND              FUND             FUND              FUND
=======================================================================================================================

                               6/1/97  6/1/96    6/1/97  6/1/96   6/1/97  6/1/96    6/1/97  6/1/96   6/1/97  6/1/96
                                 TO      TO        TO      TO       TO      TO        TO      TO       TO      TO
                              11/30/97 5/31/97  11/30/97 5/31/97 11/30/97 5/31/97  11/30/97 5/31/97 11/30/97 5/31/97
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
 NET INVESTMENT INCOME
   (LOSS)                    $ 1,372 $ 2,256   $   539  $   695  $ 1,428  $  2,861 $   (231) $   289 $    (144) $ 1,727
  NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                 58     197     1,468      474     (820)    9,803    3,251   14,567    (3,407)   5,936
  NET REALIZED GAIN (LOSS)
   FROM FORWARD FOREIGN
   CURRENCY CONTRACTS AND
   FOREIGN CURRENCY TRANSACTIONS  --      --        --       --       --        --       --       --      (727)   4,430
  NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)
   ON INVESTMENTS              1,230     912     1,955    2,426   50,965    51,083   21,541      463   (34,844)  38,228
  NET CHANGE IN UNREALIZED
   APPRECIATION(DEPRECIATION)
   ON FOREIGN FORWARD
   CURRENCY CONTRACTS, FOREIGN
   CURRENCIES AND TRANSLATION
   OF OTHER ASSETS AND
   LIABILITIES IN FOREIGN
   CURRENCY                       --      --        --       --       --        --       --       --       149   (1,264)
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
  NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS             2,660   3,365     3,962    3,595   51,573    63,747   24,561   15,319   (38,973)  49,057
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  NET INVESTMENT INCOME       (1,372) (2,256)     (539)    (592)  (1,603)   (2,434)      --     (732)       --   (3,270)
  REALIZED CAPITAL GAINS        (230)     --    (1,520)    (577)  (9,315)   (7,027) (17,945)      --    (5,264)  (2,145)
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
  TOTAL DISTRIBUTIONS         (1,602) (2,256)   (2,059)  (1,169) (10,918)   (9,461) (17,945)    (732)   (5,264)  (5,415)
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED
   IN REORGANIZATION (1)          --      --        --       --       --        --       --  129,676        --       --
  PROCEEDS FROM SHARES ISSUED  9,460  19,042     7,492   20,840   71,799   185,731   69,751  123,890   117,049  338,092
  REINVESTMENT OF CASH
  DISTRIBUTIONS                  424     250     2,007    1,089    9,543     6,509    14,176     186     3,810    2,095
  COST OF SHARES REDEEMED     (2,052) (4,553)   (5,170)  (5,664) (70,552)  (92,037) (59,016) (52,878) (131,495)(243,241)
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
INCREASE (DECREASE) IN NET
  ASSETS FROM SHARE
  TRANSACTIONS                 7,832  14,739     4,329   16,265   10,790   100,203   24,911  200,874   (10,636)  96,946
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
  TOTAL INCREASE (DECREASE)
   IN NET ASSETS               8,890  15,848     6,232   18,691   51,445   154,489   31,527  215,461   (54,873) 140,588

NET ASSETS:
  BEGINNING OF PERIOD         53,752  37,904    35,552   16,831  457,952   303,463  261,487   46,026   503,048  362,460
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
NET ASSETS:
  END OF PERIOD              $62,642 $53,752   $41,754  $35,522 $509,397  $457,952 $293,014 $261,487 $ 448,175 $503,048
                             ======= =======   =======  ======= ========  ======== ======== ======== ========= ========

CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN
   REORGANIZATION (1)             --      --        --       --       --        --      --    11,053        --       --
  SHARES ISSUED                  904   1,864       526    1,644    3,794    11,485    5,161   10,882     8,759   27,383
  SHARES ISSUED IN LIEU OF
   CASH DISTRIBUTIONS             40      24       141       86      497       403    1,107       16       313      170
  SHARES REDEEMED               (196)   (445)     (362)    (446)  (3,731)   (5,699)  (4,410)  (4,611)   (9,937) (19,517)
                             ------- -------   -------  ------- --------  -------- -------- -------- --------- --------
  NET INCREASE (DECREASE)
   IN CAPITAL SHARES             748   1,443       305    1,284      560     6,189    1,858   17,340      (865)   8,036
                             ======= =======   =======  ======= ========  ======== ======== ======== ========= ========

   (1)ON NOVEMBER 25, 1996, THE ASSETS OF FOUR PORTFOLIOS OF BAYFUNDS WERE REORGANIZED WITH CERTAIN BOSTON 1784 FUNDS.
      PLEASE SEE THE NOTES TO THE FINANCIAL STATEMENTS FOR FURTHER INFORMATION REGARDING THESE TRANSACTIONS.

                                                               BOSTON 1784 FUNDS


FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

BOSTON 1784 MONEY MARKET FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE PERIODS ENDED MAY 31 (EXCEPT WHERE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                RATIO      RATIO OF
                                                                                                             OF EXPENSES  NET INCOME
                            NET                               NET                NET                 RATIO   TO AVERAGE   TO AVERAGE
                           ASSET              DISTRIBUTIONS   ASSET            ASSETS     RATIO     OF NET      NET          NET
                           VALUE       NET      FROM NET     VALUE               END   OF EXPENSES INCOME TO  ASSETS       ASSETS
                          BEGINNING INVESTMENT  INVESTMENT    END     TOTAL  OF PERIOD  TO AVERAGE  AVERAGE  (EXCLUDING  (EXCLUDING
                          OF PERIOD   INCOME     INCOME    OF PERIOD  RETURN   (000)    NET ASSETS NET ASSETS  WAIVERS)    WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30, 1997+ $1.00      0.02    (0.02)      $1.00     3.35%    $924,494    0.53%     3.33%      0.53%       3.33%
  FOR THE YEAR ENDED
    MAY 31, 1997             $1.00      0.03    (0.03)      $1.00     3.22%    $845,612    0.54%     3.17%      0.56%       3.15%
  FOR THE YEAR ENDED
    MAY 31, 1996             $1.00      0.03    (0.03)      $1.00     3.55%    $549,628    0.54%     3.49%      0.60%       3.43%
  FOR THE YEAR ENDED
    MAY 31, 1995             $1.00      0.03    (0.03)      $1.00     3.29%    $539,412    0.50%     3.28%      0.61%       3.17%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)         $1.00      0.02    (0.02)      $1.00     2.31%*   $407,448    0.27%     2.39%      0.71%       1.95%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+       $1.00      0.02    (0.02)      $1.00     4.95%    $363,230    0.65%     4.90%      0.69%       4.86%
  FOR THE YEAR ENDED
    MAY 31, 1997             $1.00      0.05    (0.05)      $1.00     4.86%    $390,294    0.64%     4.76%      0.72%       4.68%
  FOR THE YEAR ENDED
    MAY 31, 1996             $1.00      0.05    (0.05)      $1.00     5.16%    $ 78,999    0.64%     5.02%      0.75%       4.91%
  FOR THE YEAR ENDED
    MAY 31, 1995             $1.00      0.05    (0.05)      $1.00     4.81%    $ 55,068    0.60%     5.13%      0.92%       4.81%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (2)         $1.00      0.03    (0.03)      $1.00     2.64%*   $  5,593    0.65%     2.91%      6.42%      (2.86)%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
  FOR THE SIX MONTH PERIOD
    ENDED NOVEMBER 30, 1997+ $1.00      0.03    (0.03)      $1.00     5.09%    $136,722    0.65%     5.04%      0.71%       4.98%
  FOR THE PERIOD ENDED
    MAY 31, 1997 (3)         $1.00      0.02    (0.02)      $1.00     2.07%*   $123,099    0.65%     4.98%      0.75%       4.88%
  FOR THE YEAR ENDED
    DECEMBER 31, 1996        $1.00      0.05    (0.05)      $1.00     5.02%    $ 93,229    0.66%     4.85%      0.66%       4.85%
  FOR THE YEAR ENDED
    DECEMBER 31, 1995        $1.00      0.05    (0.05)      $1.00     5.49%    $156,532    0.62%     5.40%      0.62%       5.40%
  FOR THE YEAR ENDED
    DECEMBER 31, 1994        $1.00      0.04    (0.04)      $1.00     3.75%    $136,923    0.65%     3.64%      0.69%       3.60%
  FOR THE YEAR ENDED
    DECEMBER 31, 1993        $1.00      0.03    (0.03)      $1.00     2.72%    $168,909    0.59%     2.68%      0.70%       2.57%
  FOR THE PERIOD ENDED
    DECEMBER 31, 1992 (4)    $1.00      0.02    (0.02)      $1.00     2.13%*   $242,935    0.59%     3.13%      0.64%       3.08%
------------------------------------------------------------------------------------------------------------------------------------

  + ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  * RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 TAX-FREE MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE
    BEEN ANNUALIZED.
(3) BOSTON 1784 PRIME MONEY MARKET FUND CHANGED ITS FISCAL YEAR END FROM DECEMBER 31 TO MAY 31. REFLECTS OPERATIONS FOR THE PERIOD
    FROM JANUARY 1, 1997 TO MAY 31, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) BOSTON 1784 PRIME MONEY MARKET FUND CHANGED ITS FISCAL YEAR FROM APRIL 30 TO DECEMBER 31. REFLECTS OPERATIONS FOR THE PERIOD
    FROM MAY 1, 1992 TO DECEMBER 31, 1992. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

BOSTON 1784 BOND FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE PERIODS ENDED MAY 31 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                              NET                       REALIZED AND                                       NET
                             ASSET                       UNREALIZED      DISTRIBUTIONS  DISTRIBUTIONS     ASSET
                             VALUE           NET          GAINS OR         FROM NET         FROM          VALUE
                           BEGINNING     INVESTMENT     (LOSSES) ON       INVESTMENT       CAPITAL         END          TOTAL
                           OF PERIOD       INCOME       INVESTMENTS         INCOME          GAINS       OF PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+      $ 9.98          0.28            0.09            (0.28)           --           $10.07         3.83%*
  FOR THE YEAR ENDED
    MAY 31, 1997            $ 9.93          0.58            0.05            (0.58)           --           $ 9.98         6.47%
  FOR THE YEAR ENDED
    MAY 31, 1996            $10.09          0.60           (0.12)           (0.60)         (0.04)         $ 9.93         4.87%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)         $10.00          0.56            0.09            (0.56)           --           $10.09         6.74%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+      $ 9.99          0.31            0.29            (0.32)           --           $10.27         6.01%*
  FOR THE YEAR ENDED
    MAY 31, 1997            $ 9.90          0.63            0.17            (0.63)         (0.08)         $ 9.99         8.32%
  FOR THE YEAR ENDED
    MAY 31, 1996            $10.39          0.65           (0.37)           (0.65)         (0.12)         $ 9.90         2.64%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)         $10.00          0.62            0.39            (0.62)            --          $10.39        10.69%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+      $ 9.37          0.28            0.20            (0.28)            --          $ 9.57         5.22%*
  FOR THE YEAR ENDED
    MAY 31, 1997            $ 9.31          0.59            0.06            (0.59)            --          $ 9.37         7.16%
  FOR THE YEAR ENDED
    MAY 31, 1996            $ 9.57          0.61           (0.26)           (0.61)            --          $ 9.31         3.65%
  FOR THE YEAR ENDED
    MAY 31, 1995            $ 9.36          0.58            0.21            (0.58)            --          $ 9.57         8.79%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)         $10.00          0.59           (0.64)           (0.59)            --          $ 9.36        (0.65)%*
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    RATIO         RATIO OF
                                     NET                             RATIO       OF EXPENSES     NET INCOME
                                    ASSETS          RATIO           OF NET        TO AVERAGE     TO AVERAGE
                                     END         OF EXPENSES        INCOME       NET ASSETS      NET ASSETS         PORTFOLIO
                                  OF PERIOD      TO AVERAGE       TO AVERAGE      (EXCLUDING     (EXCLUDING         TURNOVER
                                    (000)         NET ASSETS      NET ASSETS       WAIVERS)       WAIVERS)            RATE
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 SHORT-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $188,839           0.63%           5.73%           0.88%          5.48%             51.89%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $194,033           0.65%           5.78%           0.93%          5.50%            128.11%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $ 86,383           0.63%           5.87%           1.06%          5.44%             95.06%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)               $ 52,581           0.48%           6.31%           1.27%          5.52%             84.54%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $364,784           0.80%           5.97%           1.11%          5.66%             26.72%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $334,778           0.80%           6.31%           1.15%          5.96%             78.63%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $235,022           0.80%           6.17%           1.20%          5.77%            100.51%
  FOR THE PERIOD ENDED
    MAY 31, 1995(1)               $196,515           0.55%           7.01%           1.23%          6.33%             80.53%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $234,571           0.80%           5.96%           1.12%          5.64%             25.93%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $209,141           0.79%           6.30%           1.16%          5.93%             98.22%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $167,494           0.80%           6.23%           1.24%          5.79%            158.66%
  FOR THE YEAR ENDED
    MAY 31, 1995                  $130,081           0.80%           6.24%           1.27%          5.77%            142.14%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)               $ 92,387           0.31%           6.08%           1.35%          5.04%            144.77%
------------------------------------------------------------------------------------------------------------------------------------

 +  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 *  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 SHORT-TERM INCOME FUND AND BOSTON 1784 INCOME FUND COMMENCED OPERATIONS ON JULY 1, 1994. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS
================================================================================
BOSTON 1784 TAX-EXEMPT INCOME FUNDS

FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE PERIODS ENDED MAY 31 (EXCEPT WHERE NOTED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                              NET                      REALIZED AND                                        NET
                             ASSET                      UNREALIZED     DISTRIBUTIONS   DISTRIBUTIONS      ASSET
                             VALUE           NET         GAINS OR        FROM NET          FROM           VALUE
                           BEGINNING     INVESTMENT    (LOSSES) ON      INVESTMENT        CAPITAL          END          TOTAL
                           OF PERIOD       INCOME      INVESTMENTS        INCOME           GAINS        OF PERIOD      RETURN
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+        $10.18        0.24           0.29            (0.24)          (0.10)         $10.37         5.27%*
  FOR THE YEAR ENDED
    MAY 31, 1997              $ 9.99        0.50           0.19            (0.50)             --          $10.18         7.74%
  FOR THE YEAR ENDED
    MAY 31, 1996              $10.14        0.51          (0.09)           (0.51)          (0.06)         $ 9.99         4.31%
  FOR THE YEAR ENDED
    MAY 31, 1995              $ 9.90        0.48           0.24            (0.48)             --          $10.14         7.58%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)           $10.00        0.49          (0.10)           (0.49)             --          $ 9.90         3.93%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+        $10.38        0.25           0.27            (0.25)          (0.02)         $10.63         5.04%*
  FOR THE YEAR ENDED
    MAY 31, 1997              $10.17        0.51           0.21            (0.51)             --          $10.38         7.26%
  FOR THE YEAR ENDED
    MAY 31, 1996              $10.27        0.53          (0.10)           (0.53)             --          $10.17         4.20%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)           $10.00        0.45           0.27            (0.45)             --          $10.27         7.45%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(3)      $10.00        0.20           0.20            (0.20)          (0.02)         $10.18         4.02%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+        $10.01        0.23           0.28            (0.23)             --          $10.29         5.17%*
  FOR THE YEAR ENDED
    MAY 31, 1997              $ 9.78        0.47           0.23            (0.47)             --          $10.01         7.30%
  FOR THE YEAR ENDED
    MAY 31, 1996              $ 9.90        0.48          (0.12)           (0.48)             --          $ 9.78         3.64%
  FOR THE YEAR ENDED
    MAY 31, 1995              $ 9.81        0.47           0.09            (0.47)             --          $ 9.90         6.00%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)           $10.00        0.50          (0.19)           (0.50)             --          $ 9.81         3.04%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+        $10.31        0.25           0.24            (0.25)          (0.04)         $10.51         4.74%*
  FOR THE YEAR ENDED
    MAY 31, 1997              $10.06        0.50           0.25            (0.50)             --          $10.31         7.61%
  FOR THE YEAR ENDED
    MAY 31, 1996              $10.13        0.53          (0.07)           (0.53)             --          $10.06         4.65%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)           $10.00        0.45           0.13            (0.45)             --          $10.13         6.09%*
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                   RATIO         RATIO OF
                                     NET                            RATIO       OF EXPENSES     NET INCOME
                                    ASSETS          RATIO          OF NET       TO AVERAGE      TO AVERAGE
                                     END         OF EXPENSES       INCOME       NET ASSETS      NET ASSETS          PORTFOLIO
                                  OF PERIOD      TO AVERAGE      TO AVERAGE     (EXCLUDING     (EXCLUDING           TURNOVER
                                    (000)         NET ASSETS     NET ASSETS       WAIVERS)       WAIVERS)             RATE
-----------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $276,268          0.80%           4.68%          1.12%          4.36%                8.75%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $250,526          0.80%           4.92%          1.17%          4.55%               33.24%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $196,787          0.79%           4.90%          1.21%          4.48%               37.35%
  FOR THE YEAR ENDED
    MAY 31, 1995                  $176,345          0.80%           5.02%          1.26%          4.56%               74.74%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)               $ 36,365          0.32%           5.06%          1.61%          3.77%               98.83%
-----------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $113,958          0.80%           4.73%          1.13%          4.40%                4.35%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $103,104          0.76%           4.94%          1.17%          4.53%                4.28%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $ 81,441          0.75%           5.02%          1.29%          4.48%               20.41%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)               $ 61,369          0.52%           5.44%          1.40%          4.56%               35.56%
-----------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997(3)          $ 47,815          0.80%           4.64%          1.19%          4.25%                2.90%
-----------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $176,284          0.80%           4.58%          1.13%          4.25%                1.77%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $147,459          0.79%           4.74%          1.18%          4.35%                9.47%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $106,619          0.80%           4.73%          1.28%          4.25%               47.00%
  FOR THE YEAR ENDED
    MAY 31, 1995                  $ 82,058          0.80%           4.93%          1.35%          4.38%               34.59%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)               $ 49,662          0.33%           5.10%          1.41%          4.02%               13.99%
-----------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+            $ 62,642          0.80%           4.69%          1.17%          4.32%                9.23%
  FOR THE YEAR ENDED
    MAY 31, 1997                  $ 53,752          0.79%           4.88%          1.21%          4.46%                8.18%
  FOR THE YEAR ENDED
    MAY 31, 1996                  $ 37,904          0.77%           5.16%          1.35%          4.58%               19.68%
  FOR THE PERIOD ENDED
    MAY 31, 1995(2)               $ 32,495          0.54%           5.56%          1.60%          4.50%               57.51%
-----------------------------------------------------------------------------------------------------------------------------

 +  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED
(1) BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND AND BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON
    JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND AND BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON
    AUGUST 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND COMMENCED OPERATIONS ON JUNE 30, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

BOSTON 1784 STOCK FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE PERIODS ENDED MAY 31 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                              NET                      REALIZED AND                                       NET
                             ASSET           NET        UNREALIZED      DISTRIBUTIONS   DISTRIBUTIONS    ASSET
                             VALUE        INVESTMENT     GAINS OR         FROM NET         FROM           VALUE
                           BEGINNING       INCOME      (LOSSES) ON       INVESTMENT      CAPITAL          END          TOTAL
                           OF PERIOD       (LOSS)      INVESTMENTS        INCOME         GAINS        OF PERIOD       RETURN
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+       $13.40         0.19           1.25             (0.19)        (0.53)         $14.12         10.84%*
  FOR THE YEAR ENDED
    MAY 31, 1997             $12.31         0.34           1.44             (0.33)        (0.36)         $13.40         14.89%
  FOR THE YEAR ENDED
    MAY 31, 1996             $10.99         0.31           1.61             (0.31)        (0.29)         $12.31         17.83%
  FOR THE YEAR ENDED
    MAY 31, 1995             $ 9.84         0.28           1.15             (0.27)        (0.01)         $10.99         14.84%
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)          $10.00         0.19          (0.20)            (0.15)        (0.00)         $ 9.84         (0.15)%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+       $17.54         0.05           1.92             (0.06)        (0.35)         $19.10         11.25%*
  FOR THE YEAR ENDED
    MAY 31, 1997             $15.23         0.12           2.63             (0.11)        (0.33)         $17.54         18.33%
  FOR THE YEAR ENDED
    MAY 31, 1996             $12.16         0.10           3.08             (0.11)        (0.00)         $15.23         26.32%
  FOR THE YEAR ENDED
    MAY 31, 1995             $10.57         0.11           1.67             (0.10)        (0.09)         $12.16         17.09%
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)          $10.00         0.12           0.56             (0.11)        (0.00)         $10.57          6.80%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+       $12.20        (0.01)          1.20               --          (0.80)         $12.59          9.68%*
  FOR THE YEAR ENDED
    MAY 31, 1997             $11.27         0.02           0.96             (0.05)        (0.00)         $12.20          8.77%
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)          $10.00         0.02           1.25             (0.00)        (0.00)         $11.27         12.70%*
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+       $13.20        (0.02)         (1.01)              --          (0.14)         $12.03         (7.81)%*
  FOR THE YEAR ENDED
    MAY 31, 1997             $12.05         0.07           1.23             (0.09)        (0.06)         $13.20         10.93%
  FOR THE YEAR ENDED
    MAY 31, 1996             $10.41         0.11           1.85             (0.27)        (0.05)         $12.05         19.08%
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)          $10.00         0.06           0.35             (0.00)        (0.00)         $10.41          4.73%*
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                   RATIO         RATIO OF
                                     NET                            RATIO       OF EXPENSES     NET INCOME
                                    ASSETS          RATIO          OF NET        TO AVERAGE     TO AVERAGE
                                     END         OF EXPENSES       INCOME        NET ASSETS     NET ASSETS   PORTFOLIO      AVG.
                                  OF PERIOD      TO AVERAGE      TO AVERAGE      (EXCLUDING     (EXCLUDING   TURNOVER      COMM.
                                    (000)        NET ASSETS      NET ASSETS        WAIVERS)      WAIVERS)      RATE       RATE(5)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 ASSET ALLOCATION FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+           $ 41,754           0.97%          2.70%           1.22%          2.45%        24.95%    $0.0603
  FOR THE YEAR ENDED
    MAY 31, 1997                 $ 35,522           1.07%          2.87%           1.37%          2.57%        23.60%    $0.0717
  FOR THE YEAR ENDED
    MAY 31, 1996                 $ 16,831           1.25%          2.86%           1.90%          2.21%        39.56%      N/A
  FOR THE YEAR ENDED
    MAY 31, 1995                 $  8,622           1.25%          2.88%           2.51%          1.62%        67.23%      N/A
  FOR THE PERIOD ENDED
    MAY 31, 1994(1)              $  6,928           1.25%          2.62%           3.61%          0.26%        28.19%      N/A
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH AND INCOME FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+           $509,397           0.88%          0.58%           1.13%          0.33%        27.42%     $0.0609
  FOR THE YEAR ENDED
    MAY 31, 1997                 $457,952           0.92%          0.77%           1.19%          0.50%        15.35%     $0.0556
  FOR THE YEAR ENDED
    MAY 31, 1996                 $303,463           0.94%          0.78%           1.24%          0.48%        39.50%      N/A
  FOR THE YEAR ENDED
    MAY 31, 1995                 $229,200           0.94%          1.05%           1.23%          0.76%        38.94%      N/A
  FOR THE PERIOD ENDED
    MAY 31, 1994(2)              $121,717           0.35%          1.23%           1.36%          0.22%        31.55%      N/A
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 GROWTH FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+           $293,014           0.88%         (0.16)%          1.13%         (0.41)%       24.59%    $0.0466
  FOR THE YEAR ENDED
    MAY 31, 1997                 $261,487           0.77%          0.17%           1.15%         (0.21%)       57.46%    $0.0548
  FOR THE PERIOD ENDED
    MAY 31, 1996(3)              $ 46,026           0.20%          1.75%           1.73%          0.22%         0.00%      N/A
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INTERNATIONAL EQUITY FUND
  FOR THE SIX MONTH PERIOD ENDED
    NOVEMBER 30, 1997+           $448,175           1.23%          0.02%           1.48%         (0.23)%       63.49%    $0.0058
  FOR THE YEAR ENDED
    MAY 31, 1997                 $503,048           1.27%          0.41%           1.52%          0.16%        22.88%    $0.0037
  FOR THE YEAR ENDED
    MAY 31, 1996                 $362,460           1.13%          0.76%           1.61%          0.28%        15.55%      N/A
  FOR THE PERIOD ENDED
    MAY 31, 1995(4)              $148,439           0.89%          2.06%           1.70%          1.25%        11.03%      N/A
------------------------------------------------------------------------------------------------------------------------------------

 +  ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 *  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 ASSET ALLOCATION FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEENANNUALIZED.
(2) BOSTON 1784 GROWTH AND INCOME FUND COMMENCED OPERATIONS ON JUNE 7, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) BOSTON 1784 GROWTH FUND COMMENCED OPERATIONS ON MARCH 28, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) BOSTON 1784 INTERNATIONAL EQUITY FUND COMMENCED OPERATIONS ON JANUARY 3, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(5) AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS REQUIRED
    FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                               BOSTON 1784 FUNDS

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION

Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market, Boston 1784 Prime Money Market (the "Money Market Funds"), Boston 1784 Short-Term Income, Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income (the "Bond Funds"), Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income (the "Tax-Exempt Income Funds"), Boston 1784 Asset Allocation, Boston 1784 Growth and Income, Boston 1784 Growth and Boston 1784 International Equity Funds (the "Stock Funds") are portfolios offered by Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1997:

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND


TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are not presented herein but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of management's estimates. Actual results could differ from these estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION --
In valuing each of the Bond, Tax-Exempt Income and Stock Funds' assets, bonds and other fixed income securities are valued on the basis of valuations furnished by a pricing service, use of which has been approved by

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

the Board of Trustees of the Trust. Valuations supplied by the pricing service are subject to review by the Adviser and, if adjusted pursuant to Adviser review, by the Board of Trustees. An equity security listed on an exchange will be valued at its last sale price on that exchange using quotations on the exchange on which the security is traded most extensively. Lacking any sales, the security will be valued at the mean between the closing ask price and the closing bid price. Securities that are listed on the National Association of Securities Dealers' National Market System, for which there have been sales, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high, or "inside," bid which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. Securities quoted on the NASDAQ System, but not listed on the National Market System, shall be valued at the high or "inside" bid. Unlisted equity securities that are not quoted on the NASDAQ System and for which over-the-counter market quotations are readily available will be valued at the highest quoted current bid price for such securities in the over-the-counter market. Securities for which market quotations are not readily available, whether or not listed, will be valued at their fair value as determined in good faith by the Board of Trustees of the Trust, or pursuant to procedures adopted by the Board subject to review by the Board of the resulting valuations.
     Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSACTIONS --
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
     I. market value of investment securities, assets and liabilities at the current rate of exchange; and
    II. purchases and sales of investment
        securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that due to changes in market prices of such securities.
     The Funds report certain foreign currency related transactions as components of unrealized and realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period, with the exception of Boston 1784 U.S. Government Medium-

                                                               BOSTON 1784 FUNDS

================================================================================
Term Income Fund which does not accrete or amortize purchase discounts and premiums. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-date.

REPURCHASE AGREEMENTS --
The Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Fund may be delayed or limited.

EXPENSES --
Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
The Money Market, Bond and Tax-Exempt Income Funds declare distributions from net investment income on a daily basis, payable on the first business day of the following month. Boston 1784 Asset Allocation and Boston 1784 Growth and Income Funds declare and pay dividends on a quarterly basis. Boston 1784 Growth Fund declares and pays dividends on a semi-annual basis. Boston 1784 International Equity Fund declares and pays dividends on an annual basis. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Funds accrue such taxes when related income is earned. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations that may differ from generally accepted accounting principles. These differences relate primarily to foreign currency-denominated investments, paydowns on asset-backed securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

ORGANIZATIONAL COSTS --
Organizational costs have been deferred in the accounts of the Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holders thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of shares redeemed bears to the initial shares outstanding at the time of redemption.

OTHER --
Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, for various reasons, including a deterioration in a country's balance of payments, a country may impose temporary restrictions on foreign capital remittances abroad.
   The security exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited.

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by Bank-Boston, N.A. (the "Adviser"). The Adviser isentitled to receive a fee of 0.40% of the average daily net assets of Boston 1784 Tax-Free Money Market, Boston 1784 U.S. Treasury Money Market and Boston 1784 Prime Money Market Funds, 0.50% of the average daily net assets of Boston 1784 Short-Term Income Fund, 0.74% of the average daily net assets of Boston 1784 Income, Boston 1784 U.S. Government Medium-Term Income, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income Fund, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income, Boston 1784 Asset Allocation, Boston 1784 Growth and Income and Boston 1784 Growth Funds. Such fees are computed daily and paid monthly. The Adviser has voluntarily agreed to waive a portion of its fee as necessary to assist the Funds in maintaining competitive expense ratios. Boston 1784 International Equity Fund has entered into separate investment advisory agreements (each an "Advisory Agreement") with BankBoston, N.A. ("BankBoston") and with Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson" and together with BankBoston the "International Advisers"). The Advisory Agreement with BankBoston is dated as of November 28, 1994; the Advisory Agreement with Kleinwort Benson is dated as of October 27, 1995. The International Advisers are entitled to receive an aggregate fee of 1.00% of the average daily net assets of Boston 1784 International Equity Fund. Such fee is

                                                              BOSTON 1784 FUNDS

================================================================================

computed daily and paid monthly. BankBoston has voluntarily agreed to waive a portion of its fee as necessary to assist Boston 1784 International Equity Fund in maintaining a competitive expense ratio.
     The Trust and BankBoston, N.A. (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million in average daily net assets and 0.0050% for the average daily net assets over $200 million of each of the Funds. In its capacity as custodian to the Trust, the Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Fund Resources, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, became the Trust's Distributor pursuant to a distribution agreement dated June 1, 1993 as amended and restated October 27, 1995. The Trust has adopted a distribution plan with respect to each of the Stock, Bond and Tax-Exempt Income Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, the "Plan"). The Distribution Agreement and the Plan provide that the Trust will pay the Distributor a fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each of the Bond, Tax-Exempt Income and Stock Funds. The Distributor agreed to waive all of its 12b-1 distribution fee for the six month period ended November 30, 1997.
     Pursuant to a Shareholder Services Agreement dated December 1, 1996, BankBoston, N.A. provides certain shareholder services to Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Prime Money Market Fund and receives compensation, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of each such Fund.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Trust has paid legal fees to a law firm of which the Secretary of the Trust is a member.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments, for the six month period ended November 30, 1997, are as presented below for the Bond, Tax-Exempt Income and Stock Funds.

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================


FUND INVESTMENT TRANSACTIONS (000):
                                                              PURCHASES                           SALES
                                                  =============================     =============================
                                                     U.S. GOVERNMENT                  U.S. GOVERNMENT
FOR THE PERIOD ENDED NOVEMBER 30, 1997                 SECURITIES       OTHER           SECURITIES        OTHER
                                                  ===============================================================

BOSTON 1784 SHORT-TERM INCOME FUND                     $ 11,266        $68,454           $27,944         $54,777
BOSTON 1784 INCOME FUND                                  45,168         54,262            43,581          45,021
BOSTON 1784 U.S. GOVERNMENT
   MEDIUM-TERM INCOME FUND                               57,998          5,000            47,568             256
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND               --         52,348                --          22,240
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND               --         13,571                --           4,253
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND                   --          6,466                --           1,240
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND             --         22,361                --           2,686
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND              --          7,538                --           4,897
BOSTON 1784 ASSET ALLOCATION FUND                           673         10,550             3,354           5,679
BOSTON 1784 GROWTH AND INCOME FUND                           --        135,253                --         127,814
BOSTON 1784 GROWTH FUND                                      --         71,975                --          66,984
BOSTON 1784 INTERNATIONAL EQUITY FUND                        --        304,573                --         331,790


                                                               BOSTON 1784 FUNDS


================================================================================

At November 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial purposes.
     The aggregate gross unrealized gains or losses on securities at November 30, 1997 for the Bond, Tax-Exempt Income and Stock Funds are as follows (000):


                                                        AGGREGATE        AGGREGATE
                                                          GROSS            GROSS            NET
                                                       UNREALIZED       UNREALIZED      UNREALIZED
                                                          GAINS           LOSSES       GAINS/LOSSES
                                                     ===============================================
BOSTON 1784 SHORT-TERM INCOME FUND                     $  1,192      $    (99)          $  1,093
BOSTON 1784 INCOME FUND                                   8,474        (1,117)             7,357
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM INCOME FUND       3,723          (545)             3,178
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND           13,095            (3)            13,092
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND            5,323             --             5,323
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND                1,764            (2)             1,762
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND          6,277           (31)             6,246
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND           2,661             --             2,661
BOSTON 1784 ASSET ALLOCATION FUND                         6,062          (212)             5,850
BOSTON 1784 GROWTH AND INCOME FUND                      205,058       (11,701)           193,357
BOSTON 1784 GROWTH FUND                                  80,191       (11,443)            68,747
BOSTON 1784 INTERNATIONAL EQUITY FUND                    56,495       (11,428)            45,067


NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

6. CONCENTRATION OF CREDIT RISK

Boston 1784 Tax-Free Money Market, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region. Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Florida Tax-Exempt Income, Boston 1784 Massachusetts Tax-Exempt Income and Boston 1784 Rhode Island Tax-Exempt Income Funds invest primarily in obligations located in Connecticut, Florida, Massachusetts and Rhode Island, respectively.

7. LINE OF CREDIT

The Funds have a bank line of credit, under which borrowings are secured by investment securities of the borrowing Fund. Borrowings may not exceed 10% of the Fund's total assets for the Money Market Funds, Boston 1784 U.S. Government Medium-Term Income, Boston 1784 Tax-Exempt Medium-Term Income, Boston 1784 Massachusetts Tax-Exempt Income, Boston 1784 Asset Allocation, Boston 1784 Growth and Income and Boston 1784 Growth Funds and 15% of the Fund's total assets for Boston 1784 Short-Term Income, Boston 1784 Income, Boston 1784 Connecticut Tax-Exempt Income, Boston 1784 Rhode Island Tax-Exempt Income and Boston 1784 International Equity Funds.
     Borrowings under the line are charged interest at the current overnight Federal Funds rate plus a variable rate determined at the date of borrowing. Each Fund is individually, and not jointly, liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six month period ended November 30, 1997.

8. REORGANIZATION WITH BAYFUNDS

On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996 the Board of Trustees of BayFunds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the portfolios of BayFunds in exchange for the issuance of shares in certain Funds in tax-free reorganizations (except in the case of the reorganization of BayFunds U.S. Treasury Money Market Portfolio with Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund which did not qualify for tax-free treatment). At a special meeting of the shareholders held on November 6, 1996, the shareholders of BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on November 25, 1996 substantially all of the assets and liabilities of BayFunds U.S.

                                                               BOSTON 1784 FUNDS


================================================================================

Treasury Money Market Portfolio, BayFunds Equity Portfolio, BayFunds Short Term Yield Portfolio and BayFunds Bond Portfolio were transferred to corresponding Boston 1784 Funds in exchange for shares of such Fund. In addition, on December 9, 1996, all assets and liabilities of the BayFunds Money Market Portfolio were transferred to the newly-organized Boston 1784 Prime Money Market Fund. The details of these reorganizations as they relate to the Funds are described below.
   The following table summarizes certain relevant information of the Funds prior to and immediately after the reorganizations on November 25, 1996 and December 9, 1996.


                                                                                                                    COMBINED
                                                                                                     SHARES        NET ASSETS
                             SHARES       NET ASSETS                                               ISSUED IN         AFTER
BAYFUNDS                   AT 11/25/96   AT 11/25/96             BOSTON 1784 FUNDS               REORGANIZATION  REORGANIZATION
===============================================================================================================================
U.S. TREASURY MONEY MARKET PORTFOLIO
   INSTITUTIONAL SHARES  1,047,875,735  1,047,875,735  INSTITUTIONAL U.S. TREASURY MONEY MARKET  1,047,875,735  2,061,477,418
   INVESTMENT SHARES       320,109,970    320,109,970        U.S. TREASURY MONEY MARKET            320,109,970    424,383,927
EQUITY PORTFOLIO
   INSTITUTIONAL SHARES      6,084,433     90,308,716                  GROWTH                        7,697,195    232,770,598
   INVESTMENT SHARES         2,652,009     39,367,199                  GROWTH                        3,355,364    232,770,598
SHORT TERM YIELD PORTFOLIO
   INSTITUTIONAL SHARES      3,061,193     28,076,910             SHORT-TERM INCOME                  2,783,999    142,633,338
   INVESTMENT SHARES         1,694,530     15,543,024             SHORT-TERM INCOME                  1,541,097    142,633,338
BOND PORTFOLIO
   INSTITUTIONAL SHARES      4,543,688     45,727,982                  INCOME                        4,474,157    306,880,031
   INVESTMENT SHARES           547,758      5,512,661                  INCOME                          539,376    306,880,031


                               NAV
                            PER SHARE
                            ON DAY OF
BAYFUNDS                  REORGANIZATION
========================================
U.S. TREASURY MONEY MARKET PORTFOLIO
   INSTITUTIONAL SHARES        1.00
   INVESTMENT SHARES           1.00
EQUITY PORTFOLIO
   INSTITUTIONAL SHARES       11.73
   INVESTMENT SHARES          11.73
SHORT TERM YIELD PORTFOLIO
   INSTITUTIONAL SHARES       10.09
   INVESTMENT SHARES          10.09
BOND PORTFOLIO
   INSTITUTIONAL SHARES       10.22
   INVESTMENT SHARES          10.22






                                                                                                 COMBINED          NAV
                                                                                 SHARES         NET ASSETS      PER SHARE
                        SHARES    NET ASSETS                                    ISSUED IN          AFTER        ON DAY OF
BAYFUNDS              AT 12/9/96  AT 12/9/96         BOSTON 1784 FUNDS       REORGANIZATION   REORGANIZATION  REORGANIZATION
============================================================================================================================
MONEY MARKET PORTFOLIO
   TRUST SHARES       94,945,689  94,945,452        PRIME MONEY MARKET         94,945,452       139,536,060        1.00
   INVESTMENT SHARES  44,590,608  44,590,496        PRIME MONEY MARKET         44,590,608       139,536,060        1.00



The acquired unrealized appreciation at November 25, 1996 of BayFunds Equity, Short Term Yield and Bond Portfolios was $43,352,830, $81,551 and $311,988, respectively.

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
================================================================================

9. COMMON TRUST FUND CONVERSION

On June 30, 1997, BankBoston's Florida Tax-Exempt Bond Common Trust Fund was converted into Boston 1784 Florida Tax-Exempt Income Fund. The assets, which consisted of securities and related receivables, were converted on a tax-free basis. The net assets (including unrealized appreciation) of the Common Trust Fund immediately before the conversion, and the number of shares issued, were as follows:
                                    BOSTON 1784
                                FLORIDA TAX-EXEMPT
                    UNREALIZED  INCOME FUND SHARES
     NET ASSETS    APPRECIATION       ISSUED
==================================================

    $41,223,322      $994,489      4,122,332


10. FORWARD FOREIGN CURRENCY CONTRACTS

Boston 1784 International Equity and Boston 1784 Income Funds entered into forward foreign currency exchange contracts as hedges against specific transactions or portfolio positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time the forward contracts are extinguished. Such contracts, which protect the value of the Fund's investment securities against a decline in value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, they also tend to limit any potential gain that might be realized should the value of such foreign currency increase.

                                                               BOSTON 1784 FUNDS

================================================================================

The following forward foreign currency contracts were outstanding at
November 30, 1997:
--------------------------------------------------------------------------------


BOSTON 1784 INTERNATIONAL EQUITY FUND

FOREIGN CURRENCY SALES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     DELIVER                     FOR                    APPRECIATION
            DATE                        (000)                     (000)                       (000)
=============================================================================================================
            3/24/98              JPY       6,000,000            $48,288                       $396
                                                                                           ===========
-------------------------------------------------------------------------------------------------------------
CURRENCY LEGEND
JPY--Japanese Yen

-------------------------------------------------------------------------------------------------------------

BOSTON 1784 INCOME FUND
FOREIGN CURRENCY SALES:

                                     CONTRACT TO               IN EXCHANGE                 UNREALIZED
          MATURITY                     DELIVER                     FOR                    APPRECIATION
            DATE                        (000)                     (000)                       (000)
=============================================================================================================
           12/31/97              DKK          41,797             $6,304                        $15
                                                                                           ===========
-------------------------------------------------------------------------------------------------------------

CURRENCY LEGEND
DKK--Danish Krona

11. SHAREHOLDER VOTING RESULTS

Pursuant to a consent dated June 26, 1997, the sole shareholder of Boston 1784 Florida Tax-Exempt Income Fund approved (i) the Investment Advisory Agreement between the Trust and BankBoston, N.A. dated June 1, 1993 and the Fee Schedule to such Agreement with respect to such Fund; (ii) the Administration Agreement between the Trust and SEI Fund Resources dated December 1, 1996; (iii) the Distribution Agreement between the Trust and SEI Investments dated June 1, 1993, amended and restated as of October 27, 1995; and (iv) the appointment of each of the following persons as a trustee of the Trust to hold office until his or her successor shall have been duly elected and qualified or until his or her term as trustee is earlier terminated: David H. Carter, Tarrant Cutler, Kenneth A. Froot, Sara L. Johnson, Kathryn F. Muncil, Robert A. Nesher, and Alvin J. Silk.

MONEY MARKET FUNDS
[SQUARE BULLET] BOSTON 1784 TAX-FREE MONEY MARKET FUND [SQUARE BULLET] BOSTON 1784 U.S. TREASURY MONEY MARKET FUND [SQUARE BULLET] BOSTON 1784 INSTITUTIONAL U.S. TREASURY
                 MONEY MARKET FUND*
[SQUARE BULLET]  BOSTON 1784 PRIME MONEY MARKET FUND
[SQUARE BULLET]  BOSTON 1784 INSTITUTIONAL PRIME MONEY
                 MARKET FUND*

BOND FUNDS
[SQUARE BULLET]  BOSTON 1784 SHORT-TERM INCOME FUND
[SQUARE BULLET]  BOSTON 1784 INCOME FUND
[SQUARE BULLET]  BOSTON 1784 U.S. GOVERNMENT MEDIUM-
                 TERM INCOME FUND

================================================================================

TAX-EXEMPT INCOME FUNDS
[SQUARE BULLET] BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND [SQUARE BULLET] BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND [SQUARE BULLET] BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS
[SQUARE BULLET]  BOSTON 1784 ASSET ALLOCATION FUND
[SQUARE BULLET]  BOSTON 1784 GROWTH AND INCOME FUND
[SQUARE BULLET]  BOSTON 1784 GROWTH FUND
[SQUARE BULLET]  BOSTON 1784 INTERNATIONAL EQUITY FUND

*COVERED BY BOSTON 1784 INSTITUTIONAL MONEY
 MARKET FUNDS SEMI-ANNUAL REPORT


BOSTON
1784
FUNDS
[LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110

================================================================================

CO-ADVISER FOR
BOSTON 1784 INTERNATIONAL EQUITY FUND
Kleinwort Benson Investment
Management Americas Inc.
New York, NY 10005

ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456

LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, PA 19103

CUSTODIAN
BankBoston, N.A.
Boston, MA 02110

This report and the financial statements contained herein are for the general information of the shareholders of the funds named above. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by a currently effective prospectus.

                                                                         MF-0149

                  Boston 1784 Institutional Money Market Funds

                        [BOSTON 1784 FUNDS LOGO OMITTED]
                       Semi-Annual Report to Shareholders

                                November 30, 1997

TABLE OF CONTENTS
================================================================================

LETTER TO SHAREHOLDERS                         1
INVESTMENT ADVISER'S REPORT                    2
FINANCIAL STATEMENTS                           4

--------------------------------------------------------------------------------
BOSTON 1784 FUNDS:
[SQUARE BULLET]  ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

[SQUARE BULLET]  ARE NOT GUARANTEED BY BANKBOSTON, N.A. OR ANY OF ITS
                 AFFILIATES;

[SQUARE BULLET]  ARE NOT DEPOSITS OR OBLIGATIONS OF BANKBOSTON, N.A. OR ANY
                 OF ITS AFFILIATES;

[SQUARE BULLET]  INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
                 PRINCIPAL AMOUNT INVESTED.

BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER, CUSTODIAN AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. FINANCIAL SERVICES COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.
--------------------------------------------------------------------------------

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS

LETTER TO SHAREHOLDERS
================================================================================

[PHOTO OF ALLEN CROESSMANN OMITTED]
ALLEN CROESSMANN
MANAGING DIRECTOR

[PHOTO OF ROBERT NESHER OMITTED]
ROBERT NESHER
PRESIDENT

We are pleased to provide you with this semi-annual report for Boston 1784 Institutional Money Market Funds.

Boston 1784 Institutional U.S. Treasury Money Market Fund extended its record of strong performance. For the year ended November 30, 1997, the Fund's total return of 5.27% ranked in the top quartile (28 out of 116 funds) of the Lipper Institutional U.S. Treasury Money Market Funds. Please keep in mind that past performance is no guarantee of future results. Total assets of the Fund as of November 30, 1997 were over $3.3 billion.

During the period, the Fund consistently earned a AAAm rating from Standard & Poor's. This rating is based on an analysis of the Fund's credit quality, market price exposure and management. The rating signifies excellent safety of invested principal and a superior capacity to maintain a $1 per share net asset value at all times, limiting your exposure to loss. This is accomplished through conservative investment practices and strict internal controls.

Boston 1784 Institutional Prime Money Market Fund opened on November 5, 1997. Total assets as of November 30, 1997 were $50.8 million.

As you will read in the Investment Adviser's Report, money market investors may see yields decline in the coming months as the Federal Reserve Board reacts to a slowing U.S. economy. While the Funds will strive to maximize the productivity of your investment, they will not compromise credit standards or stability to do so.

Thank you for selecting Boston 1784 Funds. Please contact your Investment Counselor or call 1-800-BKB-1784 with any questions about your account.

                                       Sincerely,

                                       /S/ SIGNATURE
                                       Robert Nesher
                                       President
                                       Boston 1784 Funds

                                       /S/SIGNATURE
                                       Allen Croessmann
                                       Managing Director, Investment Services
                                       BankBoston, N.A.

INVESTMENT ADVISER'S REPORT
================================================================================
[PHOTO OF EDWARD G. RILEY, JR. OMITTED]
EDWARD G. RILEY, JR.
CHIEF INVESTMENT OFFICER

The fundamental strength of the U.S. economy and financial markets have been dramatically demonstrated over the past few months. The tidal wave of Asian financial turmoil did spread to Latin America, but thus far only ripples have reached U.S. shores.
   Weakening currency prices and accumulating bad loans have shaken the financial systems of important Asian countries. In a global economy, these developments are a source of concern worldwide. Yet their impact in the U.S. and Europe so far has not been nearly as significant as originally feared. Perhaps the most important reason is the steady, sustainable performance of the U.S. economy. Key sectors of the U.S. economy remain strong: auto sales, while not increasing, have remained firm and the housing sector continues to benefit from low interest rates. Consumer confidence is at an all time high. The government deficit is down. Furthermore, our financial system and institutions operate in a much more open and above-board manner than those in many Asian countries.
   Inflation, or the lack thereof, is at the root of U.S. financial health. The Consumer Price Index hovers in the 2 percent range, while inflation as measured by the Producer Price Index is virtually zero. Indeed, U.S. consumers and the economy are even likely to benefit--at least temporarily--from problems in Asia. At a time when global overcapacity was already increasing price competition, weakening currencies and deflation in Asia will reduce the price of imports even further and force U.S. companies to lower their own prices to compete. As a result, inflation and the demand for credit will remain low.

MONEY MARKET REVIEW
   During the six-month period ended November 30, 1997, money market rates have remained very stable with the Federal Funds rate at 5.50% since March 1997.
With economic growth continuing at a slow and sustainable pace and no signs of inflation, it is unlikely that the Federal Reserve Board will increase short-term interest rates soon. Complicating the situation is the likely impact of any Federal Reserve Board increase on foreign exchange rates. Any increase in the Federal Funds rate would weaken Asian currencies in comparison to the U.S. dollar, further destabilizing the situation.
   One of the possible results of the Asian crisis may even be a U.S. recession as imports increase,

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

U.S. prices drop and exports to Asian markets decline. The Federal Reserve Board may actually be forced to reduce rates to avert such a slowdown, reducing the returns earned by money market investors in 1998.



/S/ SIGNATURE
Edward G.Riley, Jr.
Chief Investment Officer
BankBoston, N.A.

                              [LINE CHART OMITTED]
                               FEDERAL FUNDS RATE
                     NOVEMBER 30, 1994 - NOVEMBER 30, 1997
                                 MONTHS   RATE
                                 11/94    5.29
                                  5/95    6.01
                                 11/95    5.80
                                  5/96    5.24
                                 11/96    5.31
                                  5/97    5.50
                                 11/97    5.50

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.3%
   U.S. Treasury Bills (A)
       5.130%,  12/11/97           $12,000   $  11,983
       5.729%,  03/05/98            25,000      24,646
       5.865%,  05/28/98            42,000      40,849
   U.S. Treasury Notes
       5.250%,  12/31/97            20,000      19,996
       5.000%,  01/31/98            44,650      44,607
       5.125%,  04/30/98            25,000      24,954
       5.875%,  04/30/98            27,000      27,045
       6.125%,  05/15/98            44,000      44,093
       6.000%,  05/31/98            44,000      44,093
       5.250%,  07/31/98            72,500      72,344
       6.250%,  07/31/98            48,250      48,461
       6.125%,  08/31/98            83,265      83,586
                                             ---------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $486,657)                             486,657
                                             ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 31.3%
   Federal Farm Credit Bank
      Discount Note (A)
       5.689%,  01/23/98            31,040      30,786
   Federal Farm Credit Bank MTN
       6.250%,  04/28/98             2,000       2,004
   Federal Home Loan Bank
       5.725%,  02/05/98             8,800       8,803
       5.875%,  02/05/98             7,000       7,000
       6.020%,  04/15/98             8,500       8,495
       6.185%,  04/21/98            13,000      13,001
       6.000%,  06/23/98            14,825      14,828
   Federal Home Loan Bank (B)
       5.493%,  12/02/97            16,800      16,800
       5.758%,  12/02/97            10,000       9,996
   Federal Home Loan Bank
      Discount Note (A)
       5.707%,  02/25/98            50,000      49,337

-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
   Federal Home Loan Mortgage
      Corporation Discount
      Notes (A)
       5.546%,  12/01/97           $34,000     $34,000
       5.552%,  12/01/97            44,500      44,500
       5.544%,  12/05/97            42,479      42,453
       5.549%,  12/05/97            45,000      44,973
       5.545%,  12/08/97            43,135      43,090
       5.578%,  12/08/97            35,278      35,240
       5.587%,  12/11/97            44,500      44,432
       5.605%,  12/24/97            15,000      14,947
       5.661%,  01/14/98            56,000      55,621
       5.675%,  01/23/98            22,500      22,316
   Federal National Mortgage
      Association
       9.550%,  12/10/97             1,000       1,001
       5.350%,  08/12/98             2,735       2,727
   Federal National Mortgage
      Association (B)
       5.463%,  12/02/97             6,500       6,491
       5.360%,  12/14/98             2,000       1,998
   Federal National Mortgage
      Association Discount
      Notes (A)
       5.689%,  12/11/97            17,000      16,974
       5.550%,  12/12/97            28,835      28,787
       5.592%,  01/15/98            33,000      32,776
       5.602%,  01/15/98            15,500      15,394
       5.607%,  01/21/98            52,010      51,608
       5.626%,  01/21/98            63,000      62,512
       5.646%,  01/22/98            44,500      44,147
       5.633%,  02/04/98            45,000      44,555
       6.070%,  04/23/98            17,000      16,994
   Federal National Mortgage
      Association MTN
       5.350%,  03/10/98            11,000      10,991
       5.520%,  04/13/98             5,500       5,497
       6.000%,  04/17/98             7,205       7,215
    Federal National Mortgage
      Association MTN (B)
       5.528%,  12/02/97            10,000       9,999

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
   Student Loan Marketing
      Association (B)
       5.473%,  12/02/97         $   7,166   $   7,164
       5.473%,  12/02/97             4,260       4,258
       5.473%,  12/02/97            56,210      56,174
       5.483%,  12/02/97            58,900      58,861
       5.493%,  12/02/97            20,675      20,668
       5.528%,  12/02/97             5,000       4,999
       5.583%,  12/02/97             2,500       2,500
       5.633%,  12/02/97             3,000       3,001
                                             ---------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $1,059,913)                         1,059,913
                                             ---------
REPURCHASE AGREEMENTS -- 49.7%
   CS First Boston
      5.650%, dated 11/28/97, matures
      12/01/97, repurchase price
      $140,065,917 (collateralized by
      U.S. Treasury Bonds:
      total market value
      $141,045,877)                140,000     140,000
   Goldman Sachs
      5.450%, dated 11/28/97, matures
      12/01/97, repurchase price
      $128,187,107 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $130,682,542)                128,129     128,129
   Greenwich Capital
      5.710%, dated 11/28/97, matures
      12/01/97, repurchase price
      $429,721,463 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $438,087,317)                429,517     429,517

-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
   HSBC Securities
      5.680%, dated 11/28/97, matures
      12/01/97, repurchase price
      $140,066,267 (collateralized
      by U.S. Treasury Bonds:
      total market value
      $142,797,084)               $140,000   $ 140,000
   J.P. Morgan
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $348,165,010 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $354,960,005)                348,000     348,000
   Prudential Securities
      5.700%, dated 11/28/97, matures
      12/01/97, repurchase price
      $498,236,550 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $507,929,968)                498,000     498,000
                                            ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,683,646)                         1,683,646
                                            ----------
TOTAL INVESTMENTS -- 95.3%
   (Cost $3,230,216)                         3,230,216
                                            ----------
OTHER ASSETS AND LIABILITIES,
   NET -- 4.7%                                 159,037
                                            ----------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 3,389,103,328
   outstanding shares of beneficial
   interest                                 $3,389,103
Distributions in excess of
   net investment income                           (12)
Accumulated net realized gain
   on investments                                  162
                                            ----------
TOTAL NET ASSETS -- 100.0%                  $3,389,253
                                            ==========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                            ==========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.
(B) VARIABLE RATE SECURITY. THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
MTN--MEDIUM TERM NOTE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
COMMERCIAL PAPER -- 35.3%
  ASSET-BACKED -- 9.8%
   Ciesco LP (A)
       5.744%,  01/12/98            $1,000     $   993
   Corporate Receivable (A)
       5.797%,  01/08/98             1,000         994
   Delaware Funding (A)
       5.806%,  01/23/98             1,000         992
   Greenwich Funding (A)
       5.850%,  01/20/98             1,000         992
   Receivables Capital (A)
       5.626%,  12/02/97             1,000       1,000
                                              --------
                                                 4,971
                                              --------
  BANKS -- 5.9%
   Banc One (A)
       5.588%,  12/04/97             1,000       1,000
   Bank of New York (A)
       5.757%,  01/27/98             1,000         991
   Credit Suisse First Boston (A)
       5.768%,  01/23/98             1,000         992
                                              --------
                                                 2,983
                                              --------
  FINANCIAL SERVICES -- 15.6%
   Alpine Securitization (A)
       5.762%,  01/20/98             1,000         992
   Barton Capital (A)
       5.811%,  01/06/98             1,000         994
   Centric Capital (A)
       5.645%,  12/10/97             1,000         999
   Fleet Funding (A)
       5.750%,  01/08/98             1,000         994
   General Motors Acceptance (A)
       5.766%,  01/07/98             1,000         994
   IBM Credit (A)
       5.737%,  01/16/98             1,000         993
   J.P. Morgan (A)
       5.596%,  12/18/97             1,000         997
   Merrill Lynch (A)
       5.790%,  01/05/98             1,000         994
                                              --------
                                                 7,957
                                              --------

-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
  MUNICIPALS -- 4.0%
   Dekalb County, Georgia,
      Emory University (A)
       5.870%,  02/03/98            $1,000    $  1,000
   New York City, New York,
      FGIC (A)
       5.850%,  01/05/98             1,035       1,035
                                              --------
                                                 2,035
                                              --------
TOTAL COMMERCIAL PAPER
   (Cost $17,946)                               17,946
                                              --------
U.S. GOVERNMENT AGENCY
  OBLIGATIONS -- 24.3%
   Federal Home Loan Mortgage
       5.582%,  12/03/97             9,362       9,359
   Federal National Mortgage
      Association
       8.550%,  12/10/97             3,000       3,002
                                              --------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $12,361)                               12,361
                                              --------
CORPORATE BONDS -- 4.0%
   Ford Motor Credit MTN
       9.300%,  02/10/98             1,000       1,006
   General Electric Capital,
      Series A
       7.080%,  03/30/98             1,000       1,004
                                              --------
TOTAL CORPORATE BONDS
   (Cost $2,010)                                 2,010
                                              --------
MUNICIPAL BONDS -- 3.5%
   Barton Healthcare (B)
       5.700%,  12/03/97               800         800
   Catholic Health Initiatives (B)
       5.750%,  12/02/97             1,000       1,000
                                              --------
TOTAL MUNICIPAL BONDS
   (Cost $1,800)                                 1,800
                                              --------

AS OF NOVEMBER 30, 1997
STATEMENT OF NET ASSETS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND (CONCLUDED)
-------------------------------------------------------
DESCRIPTION                      PAR (000) VALUE (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS -- 38.2%
   Greenwich Capital
      5.710%, dated 11/28/97, matures
      12/01/97, repurchase price
      $9,390,450 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $9,584,408)                   $9,386    $  9,386
   J.P. Morgan
      5.690%, dated 11/28/97, matures
      12/01/97, repurchase price
      $5,002,371 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $5,100,000)                    5,000       5,000
   Prudential Securities
      5.700%, dated 11/28/97, matures
      12/01/97, repurchase price
      $5,002,375 (collateralized by
      U.S. Treasury Instruments:
      total market value
      $5,105,106)                    5,000       5,000
                                              --------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,386)                               19,386
                                              --------
TOTAL INVESTMENTS -- 105.3%
   (Cost $53,503)                               53,503
                                              --------
OTHER ASSETS AND LIABILITIES,
   NET -- (5.3%)                                (2,712)
                                              --------

-------------------------------------------------------
DESCRIPTION                                VALUE (000)
-------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited authorization --
   no par value) based on 50,791,408
   outstanding shares of beneficial interest   $50,791
                                              --------
TOTAL NET ASSETS-- 100.0%                      $50,791
                                              ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                    $1.00
                                              ========

(A) THE RATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EFFECTIVE YIELD AS OF NOVEMBER 30, 1997.
(B) VARIABLE RATE SECURITY. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS
    IS THE RATE IN EFFECT AS OF NOVEMBER 30, 1997. THE DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
MTN--MEDIUM TERM NOTE
THE FOLLOWING ORGANIZATION HAS PROVIDED UNDERLYING CREDIT SUPPORT FOR SECURITIES LISTED ABOVE.
FGIC--FINANCIAL GUARANTY INSURANCE CORPORATION


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS (000) (UNAUDITED)
================================================================================
FOR THE PERIOD ENDED NOVEMBER 30, 1997

                                                                                BOSTON              BOSTON
                                                                          1784 INSTITUTIONAL  1784 INSTITUTIONAL
                                                                             U.S. TREASURY        PRIME MONEY
                                                                           MONEY MARKET FUND    MARKET FUND (1)
                                                                          ==================  ===================
INTEREST INCOME:                                                               $82,563               $171
                                                                               -------               ----
EXPENSES:
  INVESTMENT ADVISORY FEES                                                       2,969                  6
  LESS: WAIVER OF INVESTMENT ADVISORY FEES                                          --                 (6)
  ADMINISTRATOR FEES                                                             1,086                  2
  REGISTRATION FEES                                                                177                  3
  TRANSFER AGENT FEES & EXPENSES                                                   169                  2
  PROFESSIONAL FEES                                                                103                 --
  PRINTING                                                                          98                 --
  CUSTODIAN FEES                                                                   108                  1
  AMORTIZATION OF DEFERRED ORGANIZATIONAL COSTS                                      7                  1
  TRUSTEE FEES                                                                      37                 --
  OTHER EXPENSES                                                                    83                 --
                                                                               -------               ----
      TOTAL EXPENSES, NET OF WAIVERS                                             4,837                  9
                                                                               -------               ----
  NET INVESTMENT INCOME                                                         77,726                162
                                                                               -------               ----
  NET REALIZED GAIN ON INVESTMENTS                                                  66                 --
                                                                               -------               ----
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $77,792               $162
                                                                               =======               ====

(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000) (UNAUDITED)
================================================================================

                                                                                BOSTON                   BOSTON
                                                                          1784 INSTITUTIONAL       1784 INSTITUTIONAL
                                                                             U.S. TREASURY             PRIME MONEY
                                                                           MONEY MARKET FUND           MARKET FUND
                                                                        =======================    ===================
                                                                         6/1/97         6/1/96            11/5/97
                                                                           TO             TO                TO
                                                                        11/30/97        5/31/97         11/30/97(1)
                                                                       ----------      ---------       -------------
INVESTMENT ACTIVITIES:
  NET INVESTMENT INCOME                                               $   77,726      $   82,775         $   162
  NET REALIZED GAIN (LOSS) ON INVESTMENTS                                     66             (19)             --
                                                                      ----------      ----------         -------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    77,792          82,756             162
                                                                      ----------      ----------         -------

DISTRIBUTIONS TO SHAREHOLDERS:
  NET INVESTMENT INCOME                                                  (77,736)        (82,777)           (162)
  REALIZED CAPITAL GAINS                                                      --              --              --
                                                                      ----------      ----------         -------
      TOTAL DISTRIBUTIONS                                                (77,736)        (82,777)           (162)
                                                                      ----------      ----------         -------
SHARE TRANSACTIONS:
  VALUE FROM SHARES ISSUED IN REORGANIZATION (SEE NOTE 6)                     --       1,047,876              --
  PROCEEDS FROM SHARES ISSUED                                          6,974,245       5,295,692         134,513
  REINVESTMENT OF CASH DISTRIBUTIONS                                      32,797          40,208             158
  COST OF SHARES REDEEMED                                             (6,209,332)     (4,437,001)        (83,880)
                                                                      ----------      ----------         -------
    INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                       797,710       1,946,775          50,791
                                                                      ----------      ----------         -------
TOTAL INCREASE IN NET ASSETS                                             797,766       1,946,754          50,791
                                                                      ==========      ==========         =======

NET ASSETS:
  BEGINNING OF PERIOD                                                  2,591,487         644,733              --
                                                                      ----------      ----------         -------

NET ASSETS:
  END OF PERIOD                                                       $3,389,253      $2,591,487         $50,791
                                                                      ==========      ==========         =======
CAPITAL SHARE TRANSACTIONS:
  SHARES ISSUED IN REORGANIZATION (SEE NOTE 6)                                --       1,047,876              --
  SHARES ISSUED                                                        6,974,245       5,295,692         134,513
  SHARES ISSUED IN LIEU OF CASH DISTRIBUTIONS                             32,797          40,208             158
  SHARES REDEEMED                                                     (6,209,332)     (4,437,001)        (83,880)
                                                                      ----------      ----------         -------
NET INCREASE IN CAPITAL SHARE TRANSACTIONS                               797,710       1,946,775          50,791
                                                                      ==========      ==========         =======

(1) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS (UNAUDITED)
================================================================================

BOSTON 1784 INSTITUTIONAL MONEY MARKET FUNDS
FOR THE PERIOD ENDED NOVEMBER 30, 1997 AND THE PERIODS ENDED MAY 31. FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 RATIO     RATIO OF
                          NET                                NET                NET                   RATIO   OF EXPENSES NET INCOME
                         ASSET              DISTRIBUTIONS   ASSET             ASSETS      RATIO       OF NET   TO AVERAGE TO AVERAGE
                         VALUE       NET      FROM NET      VALUE               END    OF EXPENSES    INCOME   NET ASSETS NET ASSETS
                       BEGINNING  INVESTMENT INVESTMENT      END     TOTAL   OF PERIOD  TO AVERAGE  TO AVERAGE (EXCLUDING (EXCLUDING
                       OF PERIOD    INCOME     INCOME     OF PERIOD  RETURN    (000)    NET ASSETS  NET ASSETS   WAIVERS)   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
U.S. TREASURY MONEY MARKET FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997+    $1.00      0.03      (0.03)       $1.00   5.29%    $3,389,253    0.32%       5.25%      0.32%     5.25%
  FOR THE YEAR ENDED
    MAY 31, 1997          $1.00      0.05      (0.05)       $1.00   5.16%    $2,591,487    0.33%       5.05%      0.34%     5.04%
  FOR THE YEAR ENDED
    MAY 31, 1996          $1.00      0.05      (0.05)       $1.00   5.45%      $644,733    0.32%       5.29%      0.39%     5.22%
  FOR THE YEAR ENDED
    MAY 31, 1995          $1.00      0.05      (0.05)       $1.00   5.05%      $395,585    0.30%       5.12%      0.41%     5.01%
  FOR THE PERIOD ENDED
    MAY 31, 1994 (1)      $1.00      0.03      (0.03)       $1.00   2.99%*     $181,568    0.22%       3.16%      0.55%     2.83%
------------------------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL
PRIME MONEY MARKET FUND
  FOR THE PERIOD ENDED
    NOVEMBER 30, 1997 (2) $1.00       --         --         $1.00   5.34%      $50,791     0.30%       5.36%      0.50%     5.16%
------------------------------------------------------------------------------------------------------------------------------------

+ ALL RATIOS FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 1997 (UNAUDITED) HAVE BEEN ANNUALIZED.
*   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND COMMENCED OPERATIONS ON JUNE 14, 1993. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND COMMENCED OPERATIONS ON NOVEMBER 5, 1997. ALL RATIOS FOR THE PERIOD, INCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION

Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are portfolios of Boston 1784 Funds (the "Trust"), an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is offering shares in 17 separate portfolios (the "Funds") as of November 30, 1997:

MONEY MARKET FUNDS:
BOSTON 1784 TAX-FREE MONEY MARKET FUND
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL U.S. TREASURY
  MONEY MARKET FUND
BOSTON 1784 PRIME MONEY MARKET FUND
BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND

BOND FUNDS:
BOSTON 1784 SHORT-TERM INCOME FUND
BOSTON 1784 INCOME FUND
BOSTON 1784 U.S. GOVERNMENT MEDIUM-TERM
  INCOME FUND

TAX-EXEMPT INCOME FUNDS:
BOSTON 1784 TAX-EXEMPT MEDIUM-TERM INCOME FUND
BOSTON 1784 CONNECTICUT TAX-EXEMPT INCOME FUND
BOSTON 1784 FLORIDA TAX-EXEMPT INCOME FUND
BOSTON 1784 MASSACHUSETTS TAX-EXEMPT INCOME FUND
BOSTON 1784 RHODE ISLAND TAX-EXEMPT INCOME FUND

STOCK FUNDS:
BOSTON 1784 ASSET ALLOCATION FUND
BOSTON 1784 GROWTH AND INCOME FUND
BOSTON 1784 GROWTH FUND
BOSTON 1784 INTERNATIONAL EQUITY FUND

   The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.
   The financial statements of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund are included herein. The financial statements of the other Funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund (the "Institutional Funds").

SECURITY VALUATION --
Investment securities of the Institutional Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================

SECURITY TRANSACTIONS AND INVESTMENT INCOME --
Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

REPURCHASE AGREEMENTS --
The Institutional Funds invest in tri-party repurchase agreements. Securities pledged as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Adviser are intended to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counter-party defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization on the collateral by the Institutional Funds may be delayed or limited.

EXPENSES --
Expenses that are directly related to the Funds are charged directly to the Funds. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS --
Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for the Institutional Funds are distributed to its shareholders at least annually.

FEDERAL INCOME TAXES --
The Trust's policy is to comply with the require-ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. At November 30, 1997, the total cost of securities for federal income tax purposes was not materially different from amounts reported for financial reporting purposes.

ORGANIZATIONAL COSTS --
These costs have been deferred in the account of the Institutional Funds and are being amortized on a straight line basis over a period of sixty months commencing with operations. If any or all of the shares representing initial capital of the Institutional Funds are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational cost balance in the same proportion as the number of shares redeemed bears to the initial shares outstanding immediately preceding the redemption.

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

3. INVESTMENT ADVISORY AND CUSTODIAL SERVICES

Pursuant to an investment advisory agreement dated June 1, 1993, investment advisory services are provided to the Trust by BankBoston, N.A. (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.20% of the average daily net assets for each of the Institutional Funds. Such fee is computed daily and paid monthly. BankBoston, N.A. has agreed to waive a portion of its investment advisory fee in order to maintain competitive expense ratios.
     The Institutional Funds and BankBoston, N.A. (the "Custodian") are parties to a custodial agreement dated June 1, 1993 under which the Custodian holds cash, securities and other assets of the Institutional Funds as required by the Investment Company Act of 1940, as amended. The Custodian is entitled to receive an annual fee, to be paid monthly, of 0.01% for the first $100 million in average daily net assets, 0.0075% for the next $100 million and 0.005% of the average daily net assets over $200 million of each of the Institutional Funds. In its capacity as custodian to the Institutional Funds, the Custodian plays no role in determining the investment policies of the Institutional Funds or which securities are to be purchased or sold by the Institutional Funds.

4. ADMINISTRATIVE AND DISTRIBUTION SERVICES

Pursuant to an administration agreement dated December 1, 1996, SEI Fund Resources, a wholly-owned subsidiary of SEI Investments Company, acts as the Trust's Administrator, and is entitled to receive an annual fee of 0.085% of the Trust's first $5 billion of average daily net assets and 0.045% of the Trust's average daily net assets over $5 billion. Such fee is computed daily and paid monthly.
     SEI Investments Distribution Co. ("SEI Investments"), a wholly-owned subsidiary of SEI Investments Company, acts as the Institutional Funds' Distributor pursuant to a distribution agreement dated June 1, 1993, as amended and restated October 27, 1995. SEI Investments is paid no fees by the Institutional Funds.
     Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.
     The Trust has paid legal fees to a law firm, of which the Secretary of the Trust is a member.

5. LINE OF CREDIT

The Institutional Funds have a bank line of credit, under which borrowings are secured by investment securities of the Institutional Funds. Borrowings may not exceed 10% of the Institutional Funds' total assets. Borrowings under the line are charged interest at the current overnight Federal Funds rate plus a variable rate determined at the date of borrowing. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the period ended November 30, 1997.

                                                       BOSTON 1784 INSTITUTIONAL
                                                              MONEY MARKET FUNDS
================================================================================
6. REORGANIZATION WITH BAYFUNDS

On July 31, 1996, the Board of Trustees of the Trust and on July 31, 1996 and August 15, 1996 the Board of Trustees of BayFunds approved an Agreement and Plan of Reorganization (the "Reorganization Agreement") providing for the transfer of all assets and liabilities of the portfolios of BayFunds in exchange for the issuance of shares in certain Funds in tax-free reorganizations (except in the case of the Reorganization of BayFunds U.S. Treasury Money Market Portfolio with Boston 1784 U.S. Treasury Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund, which did not qualify for tax-free treatment). At a special meeting of the shareholders held on November 6, 1996, the shareholders of BayFunds voted to approve the Reorganization Agreement. Pursuant to the Reorganization Agreement, on November 25, 1996 substantially all of the assets and liabilities attributable to the Institutional Shares of BayFunds U.S. Treasury Money Market Portfolio were transferred to the Fund in exchange for shares of Boston 1784 Institutional U.S. Treasury Money Market Fund.



                          SHARES      NET ASSETS                  BOSTON
BAYFUNDS               AT 11/25/96    AT 11/25/96                1784 FUND
==============================================================================================
U.S. TREASURY MONEY
   MARKET PORTFOLIO
   INSTITUTIONAL
   SHARES             1,047,875,735  1,047,875,735  INSTITUTIONAL U.S. TREASURY MONEY MARKET

                                         COMBINED          NAV
                            SHARES      NET ASSETS      PER SHARE
                           ISSUED IN       AFTER        ON DAY OF
BAYFUNDS                REORGANIZATION REORGANIZATION REORGANIZATION
====================================================================
U.S. TREASURY MONEY
   MARKET PORTFOLIO
   INSTITUTIONAL
   SHARES               1,047,875,735  2,061,477,418       1.00

NOVEMBER 30, 1997
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
================================================================================

7. SHAREHOLDER VOTING RESULTS

Pursuant to a consent dated November 5, 1997, the sole shareholder of Boston 1784 Institutional Prime Money Market Fund approved (i) the Investment Advisory Agreement between the Trust and BankBoston, N.A. dated June 1, 1993 and the Fee Schedule to such Agreement with respect to such Fund; (ii) the Administration Agreement between the Trust and SEI Fund Resources dated December 1, 1996; (iii) the Distribution Agreement between the Trust and SEI Investments dated June 1, 1993, amended and restated as of October 27, 1995; and (iv) the appointment of each of the following persons as a trustee of the Trust to hold office until his or her successor shall have been duly elected and qualified or until his or her term as trustee is earlier terminated: David H. Carter, Tarrant Cutler, Kenneth
A. Froot, Sara L. Johnson, Kathryn F. Muncil, Robert A. Nesher and Alvin J.
Silk.

BOARD OF TRUSTEES
David H. Carter
Tarrant Cutler
Kenneth A. Froot
Sara L. Johnson
Kathryn Flacke Muncil
Robert A. Nesher
Alvin J. Silk

INVESTMENT ADVISER
BankBoston, N.A.
Boston, MA 02110



ADMINISTRATOR
SEI Fund Resources
Oaks, PA 19456

DISTRIBUTOR
SEI Investments Distribution Co.
Oaks, PA 19456



LEGAL COUNSEL
Bingham Dana LLP
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, PA 19103

CUSTODIAN
BankBoston, N.A.
Boston, MA 02110



[BOSTON 1784 FUNDS LOGO OMITTED]

BOSTON 1784 FUNDS
P.O. BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784

   This report and the financial statements contained herein are for the general information of the shareholders of Boston 1784 Institutional U.S. Treasury Money Market Fund and Boston 1784 Institutional Prime Money Market Fund. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by a currently effective prospectus.

                                                                         MF-0151